UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI INVESTMENTS


[BACKGROUND GRAPHIC OMITTED]


                                          Annual Report as of September 30, 2005



                                           SEI Institutional International Trust



                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

TABLE OF CONTENTS


-------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance   1
-------------------------------------------------------------
Schedules of Investments                                   7
-------------------------------------------------------------
Statements of Assets and Liabilities                      41
-------------------------------------------------------------
Statements of Operations                                  42
-------------------------------------------------------------
Statements of Changes in Net Assets                       43
-------------------------------------------------------------
Financial Highlights                                      45
-------------------------------------------------------------
Notes to Financial Statements                             46
-------------------------------------------------------------
Report of Independent Registered Public Accounting Firm   55
-------------------------------------------------------------
Trustees and Officers of the Trust                        56
-------------------------------------------------------------
Disclosure of Fund Expenses                               59
-------------------------------------------------------------
Board of Trustees Considerations in
   Approving the Funds' Investment Advisory
   and Sub-Advisory Agreements                            60
-------------------------------------------------------------
Notice to Shareholders                                    63
-------------------------------------------------------------
Shareholder Voting Results                                64
-------------------------------------------------------------










The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005


International Equity Fund


Objective

The International Equity Fund (the "Fund") seeks to provide long-term capital appreciation by investing in equity securities of foreign issuers.


Strategy

The Fund invests primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least 3 countries other than the U.S. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC").


Analysis

International equities realized very strong gains during the year ended September 30, 2005. Overall, the non-U.S. developed equity markets, as measured by the Morgan Stanley MSCI EAFE Index, gained 25.79% in U.S. dollar terms during the period. Every international equity market, as well as sector, posted positive returns. The Energy sector was the strongest performer as the rising price of oil and other key commodities boosted equity prices within the sector. The more speculative Information Technology sector was the poorest performer during the course of the year as investors remained cautious about the prospects of a continued global economic recovery accompanied by an increase in tech spending.

The International Equity Fund, Class A led the Morgan Stanley MSCI EAFE Index during the period, advancing 26.33%. Strong stock selection within both the Financials and Telecommunication sectors led to the positive relative performance while positioning to those respective sectors only modestly detracted from performance. On a country basis, strong stock selection was seen within all the major developed equity markets including France, Japan and the UK over the past year. Non-benchmark names, many found via opportunistic investing in large emerging market securities, were positive contributors during this time as well.

Two new managers, Fuller & Thaler Asset Management, Inc. and Quantitative Management Associates LLC, were added in the summer of 2005, as new enhancements to the product.


International Equity Fund

AVERAGE ANNUAL TOTAL RETURN 1
---------------------------------------------------------------------
                       Annualized Annualized Annualized   Annualized
               One Year    3 Year     5 Year    10 Year Inception to
                 Return    Return     Return     Return         Date
---------------------------------------------------------------------

Class A          26.33%    21.95%      1.10%      5.33%        4.77%
---------------------------------------------------------------------

Class I          25.86%    21.65%        n/a        n/a        9.22%
---------------------------------------------------------------------


Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, Class A, versus the Morgan Stanley MSCI EAFE Index

[LINE GRAPH OMITTED]

            International Equity       Morgan Stanley MSCI
            Fund, Class A              EAFE Index
9/95        $100,000                   $100,000
9/96         109,850                    108,620
9/97         121,450                    121,861
9/98         110,823                    111,698
9/99         152,781                    146,268
9/00         159,121                    150,919
9/01         110,032                    107,862
9/02          92,658                     91,111
9/03         110,180                    114,809
9/04         133,031                    140,159
9/05         168,058                    176,306


1 For the period ended September 30, 2005. Past performance is no indication of future performance. Class I Shares were offered beginning on January 4, 2002. Class A Shares were offered beginning December 20, 1989. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.





--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005     1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005


Emerging Markets Equity Fund


Objective

The Emerging Markets Equity Fund (the "Fund") seeks to provide long-term capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries.


Strategy

The Fund normally maintains investments in at least 6 emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC").


Analysis

Strong returns within emerging markets continued, as the asset class returned 47.18% for the year ended September 30, 2005 as measured by the MSCI Emerging Markets Index. A number of factors converged to contribute to the stellar returns of the asset class during the period. Energy prices were clearly an important factor, as the strength in oil prices benefited a number of countries that are heavy oil exporters. Energy stocks were far and away the best performers. More importantly for the asset class as a whole, energy prices did not seem to translate into higher inflation, which was a positive for the global economy. Investors also seem to be recognizing the improvement in the risk of the asset class, as countries continue to aggressively pay down their debt and companies work to improve their governance. Investment into the asset class reached record levels, with fund flows topping $8 billion for the year through September 2005. On a country basis, Egypt was the strongest performing market, benefiting from a reform minded administration as well as the strong inflows from the Gulf region.

The Fund underperformed the broader market during the period, returning 44.68% versus 47.18% for the Morgan Stanley MSCI Emerging Markets Index. Positioning within technology names was the biggest contributor to relative performance during the period. Although the Technology sector lagged the broader market, the Fund benefited from concentrating on LCD and PDA manufacturers at the expense of DRAM and semiconductor companies. An overweight to Russia added to relative performance, as the market rebounded from the Yukos affair on the back of strong oil prices. Despite this positioning, the Fund was slightly underweight in the energy sector, which detracted from relative performance. Positioning within the Telecommunications sector also detracted from performance. The Fund was underweight to some of the larger names in the sector, namely Mexican telecom America Movil, which were popular choices among investors looking to get quick exposure to the asset class. An overweight to Egypt contributed positively to relative returns.

Emerging Markets Equity Fund

AVERAGE ANNUAL TOTAL RETURN 1
---------------------------------------------------------------------
                       Annualized Annualized Annualized   Annualized
               One Year    3 Year     5 Year    10 Year Inception to
                 Return    Return     Return     Return         Date
---------------------------------------------------------------------

Class A          44.68%    35.08%     11.94%      4.24%        4.70%
---------------------------------------------------------------------


Comparison of Change in the Value of a $100,000 Investment in the Emerging Markets Equity Fund, versus the Morgan Stanley MSCI Emerging Markets Index

[LINE GRAPH OMITTED]

           Emerging Markets            Morgan Stanley MSCI
           Equity Fund                 Emerging Markets Index
9/95       $100,000                    $100,000
9/96        107,610                     105,210
9/97        118,888                     112,112
9/98         57,744                      58,511
9/99         85,594                      91,582
9/00         86,202                      91,957
9/01         57,031                      61,464
9/02         61,468                      66,473
9/03         84,722                      97,031
9/04        104,724                     122,774
9/05        151,515                     180,698


1 For the period ended September 30, 2005. Past performance is no indication of future performance. Class A Shares were offered beginning January 17, 1995. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
2     SEI Institutional International Trust / Annual Report / September 30, 2005

International Fixed Income Fund


Objective

The International Fixed Income Fund (the "Fund") seeks to provide capital appreciation and current income through investments in investment grade fixed income securities of foreign government and corporate issuers.

Strategy

The Fund seeks to provide U.S.-based investors with a vehicle to diversity and enhance the returns of the domestic fixed income portion of their Funds. Although there are no restrictions on the Fund's overall duration, under normal conditions it is expected to range between four and six years. The Fund is managed against a broad aggregate index inclusive of sovereign, mortgage and corporate securities. The Fund is diversified through its issuers, market capitalization, and industry and country positioning.

Country and currency allocations are made separately. As a result, the Fund's currency exposure may differ from its underlying bond holdings. Under normal circumstances, the Fund intends to be diversified across six to twelve countries, across the three major trading blocs: North America, Europe and the Pacific Basin. Depending upon the relative fundamental and technical views, each trading bloc is over or underweighted relative to the Fund's benchmark index. Currency exposure is actively managed to maximize return and control risk through the use of forward currency contracts and cross-currency hedging techniques.

Analysis

The International fixed income market, as measured by the Lehman Global Aggregate ex-U.S. Index, returned 3.55% over the year ended September 30, 2005. The U.S. Dollar staged a recovery on the back of the increases in the Federal Reserve Bank's Funding Rate. Despite concerns regarding a slowdown in the U.S. economy, the Federal Reserve maintained a tightening bias over the year in response to the increasing inflation risk. U.S. policy set the tone for the rest of the world; short rates in the UK and Japan drifted higher. The European Central Bank stood pat on rates despite the increasing inflation risk posed by the rises in commodity prices. The Japanese economy began to show signs of a sustainable domestic recovery with the Japanese central bank signaling the likely end to their zero interest rates policy and Prime-minister Koizumi winning a snap election.

We were pleased to introduce Bridgewater Associates, Inc. ("Bridgewater") into the Fund in 2005. The Fund is now equally weighted 50/50 between Bridgewater and Fischer Francis Trees and Watts, Inc. The currency and bond market moves created some interesting opportunities for the managers. Both managers positioned their managers to exploit the running yields in the Mexican market which proved successful. Inflation linked bonds also played an important role in the strategy during the year. Issuer specific opportunities were perceived to be less attractive this year as the levels of spread in the corporate bond market remained tight and the volatility (excluding the auto sector) remained at the low end of historic levels.

The Fund underperformed its index with a return of 3.01%. Currency management was an active component of both managers' strategies over the year, however value added from currency positioning was not consistently positive for the year, leading to a slight overall negative contribution during the second half of the performance period from foreign exchange rates.







--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005     3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005



International Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN 1
---------------------------------------------------------------------
                       Annualized Annualized Annualized   Annualized
               One Year    3 Year     5 Year    10 Year Inception to
                 Return    Return     Return     Return         Date
---------------------------------------------------------------------

Class A           3.01%     9.01%      7.75%      4.32%        5.61%
---------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the SEI International Fixed Income Fund, versus the Lehman Global
Aggregate ex-U.S. Index

[LINE GRAPH OMITTED]

               International Fixed                 Lehman Global Aggregate
               Income Fund                         ex-U.S. Index
9/95           $100,000                            $100,000
9/96            103,530                             106,910
9/97            104,731                             106,547
9/98            117,791                             120,760
9/99            116,189                             117,608
9/00            105,058                             106,212
9/01            108,378                             110,492
9/02            117,807                             121,851
9/03            137,893                             144,637
9/04            148,138                             157,090
9/05            152,597                             162,667

1 For the period ended September 30, 2005. Past performance is no indication of future performance. Class A Shares were offered beginning September 1, 1993. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.





--------------------------------------------------------------------------------
4     SEI Institutional International Trust / Annual Report / September 30, 2005

Emerging Markets Debt Fund


Objective

The Emerging Markets Debt Fund (the "Fund") seeks to maximize total return from a portfolio consisting of primarily U.S, dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries.

Strategy

The Fund seeks to provide U.S.-based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their portfolios. Structuring and managing the Fund entails a multi-step process. First, an internal assessment of country risk is compared with the market's pricing of country risk to determine relative value opportunities. The output determines which countries are 1) "core" holdings which have the strongest economic/political/debt attributes, 2) "trading" countries which present more opportunistic value, and 3) countries "not currently suitable" for investment. Under normal circumstances, the Fund will be diversified across 25-30 countries.

The next step in the process determines relative value amongst sectors within a country, and security selection within the sectors. The final step incorporates a disciplined sell process through continual risk/reward analysis across, and within emerging debt countries. U.S. interest-rate risk relative to the benchmark is controlled through the maintenance of a tightly constrained U.S. Treasury duration. Excess return is captured through active management of the sovereign spread component relative to the benchmark.

Analysis

Emerging Markets Debt (EMD) as measured by the J.P. Morgan EMBI Global Index posted relatively strong performance during the twelve month period, returning 14.00%. The market has been able to benefit from strong internal factors - improving economies and the passage of critical reforms - as well as strong external factors -- increasing global risk appetite and high oil prices. Continued improvements in fundamentals have been recognized by the rating agencies by way of further ratings upgrades during the period. Upgraded countries included Mexico (twice - Baa1 & BBB), South Africa (Baa1), Slovak Republic (A2), Ecuador (B), Russia (BBB-) and India (BB+). High oil prices continued to benefit a number of oil exporting emerging markets countries as oil climbed over $60/barrel. EMD's largest oil exporters -- Russia, Venezuela, Nigeria, Qatar and Ecuador -- all assume very conservative oil prices in their respective budgets with many of these countries earmarking excess oil proceeds for early debt repayment or the establishment of oil stabilization funds (rainy day funds). For example, Russia assumes a $28/barrel oil price in 2005 and Venezuela has budgeted around a $23/barrel. All told, 46% of the Fund's benchmark is associated with net oil exporters. During the period, the Funds' spreads over U.S. Treasuries tightened 174 basis point to end at 235 basis points, with the market yield ending the period at 6.74%.

Russian bonds benefited from their new status of being fully investment grade, returning 22.8%. Russian fundamentals continue to improve, primarily driven by high oil prices, which allowed Russia to repay $3.3 billion to the International Monetary Fund and $15 billion to the Paris Club. The repayments settle debts that had been due between 2005 and 2009.

In Latin American, Argentina bonds gained 17%, as the country completed the restructuring of $100 billion in debt that the country defaulted on in 2001. Brazil continues to benefit from an improving economy, lower-interest rates, and the passage of key reforms, which propelled Brazilian bonds to a 16% return.

The Fund's return of 19.34% solidly outpaced the benchmark during the period driven by overweight positions to Russia, Brazil and Uruguay, as the economy continues to surprise to the upside. Additionally, boosting the bonds was the International Monetary Fund's approval of their first review under the $1.1 billion stand-by agreement, which allowed for $44 million to be released, as well as the postponement of the comprehensive tax reform agenda from October until December. The largest detractor to Fund performance was its underweight to the Dominican Republic, which returned in excess of 43% as the country completed its long awaited debt restructuring during the period.






--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005     5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005



Emerging Markets Debt Fund

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------
                          Annualized  Annualized  Annualized
                 One Year     3 Year      5 Year   Inception
                   Return     Return      Return     to Date
-------------------------------------------------------------

Class A            19.34%     26.59%      16.75%      12.00%
-------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the SEI Emerging Markets Debt Fund, versus the J.P. Morgan EMBI Global Index


[LINE GRAPH OMITTED]

           Emerging Markets Debt Fund        J.P. Morgan EMBI Global Index
6/97       $100,000                          $100,000
9/97        106,198                           106,500
9/98         69,984                            80,674
9/99         91,785                           100,407
9/00        117,549                           125,408
9/01        123,062                           129,572
9/02        125,707                           130,194
9/03        187,493                           175,801
9/04        213,685                           196,106
9/05        255,012                           223,560


1 For the period ended September 30, 2005. Past performance is no indication of future performance. Class A Shares were offered beginning June 26, 1997. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.





--------------------------------------------------------------------------------
6     SEI Institutional International Trust / Annual Report / September 30, 2005

SCHEDULE OF INVESTMENTS


International Equity Fund
September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:

[BAR GRAPH OMITTED]

29.1%       Financials
9.7%        Cash Equivalents
9.4%        Industrials
9.3%        Consumer Discretionary
9.2%        Telecommunication Services
8.4%        Energy
6.5%        Consumer Staples
5.9%        Healthcare
5.9%        Basic Materials
3.4%        Utilities
2.8%        Information Technology
0.4%        Diversified

+Percentages based on total investments. Includes
 investments held as collateral for securities on loan (see
 Note 8). Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 97.7%
AUSTRALIA -- 3.1%
   Alinta                               131,495   $    1,190
   Amcor                                142,883          732
   Aristocrat Leisure                   151,908        1,375
   Australia & New Zealand
     Banking Group                      229,144        4,200
   Australian Stock Exchange             48,488        1,004
   AXA Asia Pacific Holdings            279,085        1,036
   BHP Billiton                         669,092       11,369
   BlueScope Steel                      570,713        4,166
   Boral                                 78,594          484
   Brambles Industries                1,291,221        8,736
   Caltex Australia                      70,759        1,109
   Centro Properties Group              106,574          488
   Cochlear                              38,631        1,157
   Coles Myer                           109,953          861
   Commonwealth Bank of Australia        73,384        2,152
   Computershare                        452,964        2,283
   CSL                                   30,532          895
   CSR                                   60,474          143
   DCA Group                            115,810          347
   Downer EDI                            32,437          150
   GPT Group                            331,385          987
   Iluka Resources                      388,310        2,601
   Insurance Australia Group            185,802          775
   John Fairfax Holdings                282,831          983
   Lend Lease                            95,356        1,019
   Macquarie Airports                   883,814        2,214
   Macquarie Bank                        77,020        4,432
   Macquarie Goodman Group               56,584          183
   Macquarie Infrastructure Group       779,656        2,388
   Mayne Group                          279,214        1,147
   Mirvac Group                          44,559          137
   National Australia Bank              394,828        9,965
   OneSteel                             456,943        1,329
   Orica                                 73,326        1,176
   PaperlinX                             39,100           94
   Promina Group                        217,343          830


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Qantas Airways                       313,825   $      808
   QBE Insurance Group                  793,617       11,321
   Rinker Group                         199,559        2,527
   Rio Tinto                             19,691          889
   Santos                               316,438        3,023
   Stockland                            211,321          994
   Suncorp-Metway                        86,159        1,297
   Wesfarmers                            37,247        1,142
   Westpac Banking                      140,449        2,263
   Woolworths                           162,126        2,059
                                                  -----------
                                                     100,460
                                                  -----------
AUSTRIA -- 0.7%
   Andritz                                1,657          166
   Boehler-Uddeholm                      11,341        1,914
   Erste Bank der Oesterreichischen
     Sparkassen                          26,501        1,422
   OMV                                  158,231        9,426
   Raiffeisen International
     Bank Holding*                        7,018          470
   Telekom Austria                      480,273        9,583
   Wienerberger                           4,615          182
                                                  -----------
                                                      23,163
                                                  -----------
BELGIUM -- 1.1%
   AGFA-Gevaert                          61,850        1,495
   Belgacom                               4,237          144
   Colruyt                                3,466          452
   Delhaize Group (A)                    87,300        5,181
   Dexia                                132,372        2,989
   Electrabel                             3,948        1,985
   Fortis (A)                           316,184        9,184
   Groupe Bruxelles Lambert              23,687        2,321
   KBC Groep                             67,566        5,491
   Solvay                                 8,807        1,027
   UCB                                   29,750        1,575
   Umicore                               36,789        4,025
                                                  -----------
                                                      35,869
                                                  -----------
BRAZIL -- 0.1%
   Cia de Saneamento Basico do
     Estado de Sao Paulo             12,120,000          851
   Gerdau ADR                            92,250        1,377
   Uniao de Bancos Brasileiros GDR       20,300        1,068
                                                  -----------
                                                       3,296
                                                  -----------
CANADA -- 1.4%
   Abitibi-Consolidated (A)             116,200          468
   Alcan (A)                            108,600        3,448
   Bank of Nova Scotia (A)               54,900        2,053
   Cameco (A)                            43,900        2,346
   Canadian Natural Resources (A)        60,500        2,737
   Falconbridge (A)                      65,071        1,742
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005     7

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Great-West Lifeco (A)                  2,000   $       50
   Inco                                  58,000        2,746
   Manulife Financial                    38,000        2,030
   Methanex (A)                          51,300          761
   Potash Saskatchewan (A)               37,300        3,482
   Research In Motion*                   40,500        2,770
   Rogers Communications, Cl B (A)      223,850        8,826
   Teck Cominco, Cl B (A)               187,800        8,439
   TELUS (A)                             80,400        3,280
   Toronto-Dominion Bank (A)             19,500          963
                                                  -----------
                                                      46,141
                                                  -----------
CHINA -- 0.0%
   China Petroleum & Chemical         2,176,000          996
                                                  -----------
DENMARK -- 0.4%
   AP Moller - Maersk                       224        2,294
   Carlsberg                              5,700          334
   D/S Torm                                 950           55
   Danisco                                2,600          176
   Danske Bank                           27,600          847
   DSV                                    2,200          235
   H Lundbeck                            12,900          329
   Kobenhavns Lufthavne                     330           83
   Novo-Nordisk, Cl B (A)                98,600        4,890
   TDC                                   70,555        3,807
   William Demant Holding*                5,000          235
                                                  -----------
                                                      13,285
                                                  -----------
FINLAND -- 1.4%
   Amer Sports                           48,488          928
   Elisa, Cl A                           57,599          999
   Fortum (A)                           466,908        9,401
   Kesko, Cl B                          104,190        2,899
   Metso                                 39,276        1,000
   Neste Oil*                             9,000          335
   Nokia (A)                            861,089       14,472
   Nokian Renkaat                        11,000          261
   Pohjola Group, Cl D                   98,089        1,579
   Rautaruukki (A)                      210,099        4,734
   Sampo, Cl A                          280,049        4,457
   Stora Enso, Cl R                      51,200          706
   UPM-Kymmene                           64,091        1,287
   Wartsila, Cl B                        59,948        1,915
   YIT-Yhtyma                            10,950          466
                                                  -----------
                                                      45,439
                                                  -----------
FRANCE -- 10.0%
   Accor                                 31,617        1,602
   Air France-KLM                        21,247          356
   Air Liquide                            8,117        1,497


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Alcatel*                              25,135   $      336
   Assurances Generales de France (A)   198,400       19,040
   Atos Origin*                           1,899          135
   AXA                                  653,387       17,992
   BNP Paribas                          276,410       21,078
   Bouygues (A)                         409,254       19,080
   Business Objects*                     54,062        1,861
   Carrefour                            135,556        6,256
   Casino Guichard Perrachon             10,132          721
   Cie de Saint-Gobain                   29,251        1,688
   Cie Generale d'Optique Essilor
     International                       14,320        1,190
   CNP Assurances                         6,724          452
   Compagnie Generale des
     Etablissements Michelin, Cl B       29,695        1,750
   Credit Agricole                      131,945        3,882
   Dassault Systemes                    140,062        7,261
   France Telecom                       936,833       26,972
   Groupe Danone                         85,357        9,226
   L'Oreal                               20,525        1,595
   Lafarge                               26,248        2,317
   Neopost                               12,466        1,212
   PagesJaunes Group                      7,224          198
   Pernod-Ricard                            806          143
   Peugeot                               12,698          865
   Pinault-Printemps-Redoute              9,415          991
   Publicis Groupe                      139,309        4,448
   Renault                              150,594       14,307
   Safran                                12,616          273
   Sanofi-Aventis                       541,984       44,917
   Schneider Electric                    82,126        6,505
   SCOR                               1,478,734        3,031
   Societe Generale                     165,076       18,897
   Suez                                  39,405        1,143
   Thomson                               65,393        1,364
   Total                                196,025       53,672
   Veolia Environnement                  24,600        1,041
   Vinci (A)                            128,395       11,091
   Vivendi Universal                    416,273       13,631
   Zodiac                                 4,595          272
                                                  -----------
                                                     324,288
                                                  -----------
GERMANY -- 6.1%
   Adidas-Salomon                         2,240          390
   Allianz                               74,220       10,053
   Altana                                16,300          915
   BASF                                 125,726        9,474
   Bayer                                363,908       13,377
   Bayerische Hypo-und Vereinsbank      283,201        8,003
   Bayerische Motoren Werke (A)         116,856        5,503
   Celesio (A)                            2,638          232
   Commerzbank                          222,750        6,096


--------------------------------------------------------------------------------
8     SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Continental (A)                      123,171   $   10,143
   DaimlerChrysler                      161,556        8,598
   Deutsche Bank                         71,027        6,664
   Deutsche Boerse                       12,673        1,215
   Deutsche Post (A)                    114,251        2,681
   Deutsche Telekom                     591,497       10,797
   E.ON                                 169,629       15,631
   Fresenius Medical Care (A)             2,496          228
   Hochtief                              24,902        1,115
   Hypo Real Estate Holding             136,950        6,945
   Infineon Technologies (A)*           510,328        5,033
   Linde                                 48,218        3,564
   MAN                                  103,839        5,343
   Merck KGaA                           102,023        8,614
   Muenchener Rueckversicherungs         76,252        8,734
   RWE                                   23,030        1,528
   SAP                                   73,803       12,795
   SAP ADR                               10,800          468
   Siemens                              297,327       22,978
   Suedzucker                             9,804          223
   ThyssenKrupp                          50,411        1,056
   TUI (A)                              171,096        3,655
   Volkswagen (A)                        76,532        4,724
   Wincor Nixdorf                         2,500          241
                                                  -----------
                                                     197,016
                                                  -----------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling            4,470          130
   Folli - Follie                         3,890          117
   Intracom                              40,290          280
   National Bank of Greece               32,420        1,301
   OPAP                                  22,150          690
   Piraeus Bank                          17,625          370
   Titan Cement                           5,480          184
                                                  -----------
                                                       3,072
                                                  -----------
HONG KONG -- 1.8%
   ASM Pacific Technology                28,000          136
   Cathay Pacific Airways               509,000          905
   Cheung Kong Holdings                 297,000        3,354
   China Mobile Hong Kong             1,942,500        9,515
   CLP Holdings                          97,000          578
   CNOOC                             12,595,000        9,173
   Hang Lung Group                      248,000          478
   Hang Lung Properties                 561,000          893
   Henderson Land Development           125,000          624
   Hopewell Holdings                     86,000          227
   Hutchison Whampoa                  1,037,000       10,727
   Hysan Development                    402,000        1,005
   Kingboard Chemical Holdings           58,000          145
   Li & Fung                          1,624,000        3,758
   New World Development              2,466,000        3,242
   PCCW                               1,238,000          806


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Shangri-La Asia                      534,000   $      864
   Sino Land                          2,796,000        3,406
   Sun Hung Kai Properties              491,000        5,086
   Swire Pacific, Cl A                  166,800        1,536
   Television Broadcasts                157,000          960
   Wharf Holdings                        71,000          277
                                                  -----------
                                                      57,695
                                                  -----------
HUNGARY -- 0.1%
   Mol Magyar Olaj-es Gazipari           13,000        1,442
                                                  -----------
INDIA -- 0.1%
   Infosys Technologies ADR              14,400        1,070
   Punjab National Bank                  90,000          922
                                                  -----------
                                                       1,992
                                                  -----------
IRELAND -- 0.6%
   Allied Irish Banks                    97,280        2,076
   Anglo Irish Bank                     440,450        6,016
   Bank of Ireland                       20,545          326
   CRH                                   97,498        2,651
   DCC                                    7,832          157
   Depfa Bank                           291,375        4,690
   Fyffes                                85,332          261
   Greencore Group                      165,365          720
   Independent News & Media             307,125          900
   Irish Life & Permanent                52,335          956
                                                  -----------
                                                      18,753
                                                  -----------
ISRAEL -- 0.1%
   Bank Hapoalim                        445,000        1,731
                                                  -----------
ITALY -- 3.3%
   Autostrade                            34,471          889
   Banca Intesa                         665,805        3,113
   Banca Intesa RNC                      38,669          169
   Banca Monte dei Paschi di Siena      249,222        1,109
   Banca Popolare di Milano             937,811        9,639
   Banche Popolari Unite                 70,267        1,431
   Banco Popolare di Verona e Novara      7,164          136
   Benetton Group                       109,597        1,179
   Capitalia                          1,094,185        6,002
   Enel                                 110,439          955
   ENI - Ente Nazionale Idrocarburi   1,292,058       38,492
   Fiat*                                 28,116          252
   Fiat RNC*                            497,090        4,195
   Finmeccanica                         178,484        3,553
   Italcementi (A)                       83,291        1,308
   Luxottica Group                       50,547        1,260
   Mediobanca (A)                       127,648        2,519
   Pirelli & C (A)                    1,157,439        1,232
   Recordati                            201,400        1,539
   Riunione Adriatica di Sicurta         49,369        1,127
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005     9

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Sanpaolo IMI                         601,092   $    9,363
   Snam Rete Gas                        417,862        2,443
   Telecom Italia                     1,137,010        3,708
   Telecom Italia RNC                 3,691,764       10,304
   UniCredito Italiano                  312,562        1,767
                                                  -----------
                                                     107,684
                                                  -----------
JAPAN -- 24.8%
   Acom (A)                              25,930        1,885
   Aderans                                3,500           96
   Advantest (A)                         21,400        1,662
   Aeon                                 225,500        4,536
   Aiful                                 12,750        1,070
   Alps Electric (A)                     63,100        1,026
   Amada                                186,000        1,485
   Amano                                 76,000        1,180
   Aoyama Trading                        57,600        1,626
   Asahi Kasei (A)                      232,000        1,269
   Asatsu-DK                             40,800        1,274
   Astellas Pharma (A)                  171,500        6,461
   Bank of Fukuoka (A)                   36,000          260
   Bank of Kyoto (A)                    169,000        1,694
   Bank of Yokohama*                    239,000        1,824
   Bridgestone                          145,000        3,109
   Canon (A)                            641,214       34,680
   Canon Sales                            8,000          164
   Central Glass                         51,000          293
   Central Japan Railway (A)                679        5,296
   Chiba Bank                           135,000        1,099
   Chiyoda                               34,000          627
   Chubu Electric Power (A)             130,100        3,180
   Citizen Watch (A)                     12,100           99
   COMSYS Holdings (A)                   13,000          151
   Dai Nippon Printing (A)              654,391       10,566
   Daicel Chemical Industries (A)        40,000          259
   Daido Steel                           47,000          303
   Daiichi Sankyo (A)                   228,775        4,693
   Dainippon Screen Manufacturing       343,000        2,243
   Daito Trust Construction (A)          24,000        1,052
   Daiwa House Industry                 136,000        1,782
   Daiwa Securities Group                67,000          524
   Denki Kagaku Kogyo (A)                47,000          170
   East Japan Railway (A)                 1,005        5,746
   Eisai (A)                             19,400          830
   Electric Power Development            11,300          378
   Fanuc                                180,400       14,612
   Fast Retailing (A)                    75,000        5,697
   Fuji Photo Film                      188,000        6,204
   Fuji Television Network                  810        1,815
   Fujikura                              62,000          381
   Gunma Bank                           238,000        1,529
   Hino Motors (A)                       43,000          292
   Hirose Electric                       22,500        2,626


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Hitachi (A)                        2,529,285   $   16,045
   Hitachi Chemical                      11,700          245
   Hitachi Software Engineering          56,900          914
   Hokkaido Electric Power               77,800        1,658
   Hokuhoku Financial Group             545,000        2,058
   Honda Motor (A)                      205,400       11,635
   House Foods                           64,200          979
   Hoya                                  17,100          569
   Hoya - When Issued*                   51,000        1,737
   Ibiden (A)                           159,200        6,644
   Isetan                               329,400        5,255
   Itochu                             1,075,000        7,408
   Japan Tobacco (A)                        689       10,882
   JFE Holdings (A)                     304,600        9,917
   JGC                                   75,000        1,373
   JS Group (A)                          14,900          254
   JSR                                   12,300          256
   Kamigumi                             259,000        2,068
   Kaneka (A)                            26,000          340
   Kansai Electric Power                494,644       10,932
   Kao (A)                              359,000        8,853
   KDDI (A)                                  63          356
   Keio                                 180,000          994
   Keisei Electric Railway (A)          196,000        1,077
   Keyence (A)                            2,800          705
   Kirin Brewery                        118,000        1,301
   Kobe Steel                         2,010,000        6,118
   Kokuyo                                70,600          977
   Komatsu (A)                        1,878,115       25,618
   Komori                                71,000        1,265
   Kubota (A)                           155,000        1,075
   Kuraray (A)                          105,000          932
   Kurita Water Industries (A)           10,800          196
   Kyocera (A)                          192,200       13,397
   Kyushu Electric Power (A)            157,300        3,504
   Lawson                                74,600        2,817
   Makita                                78,000        1,583
   Marubeni                             877,000        4,086
   Marui                                 64,400        1,089
   Matsushita Electric Industrial (A)   866,470       14,701
   Matsushita Electric Works (A)        121,000        1,204
   Mediceo Paltac Holdings (A)            6,300          101
   Millea Holdings                          788       12,654
   Mitsubishi (A)                     1,123,850       22,211
   Mitsubishi Chemical (A)              587,000        1,947
   Mitsubishi Electric (A)              982,000        6,299
   Mitsubishi Estate (A)                646,900        8,892
   Mitsubishi Gas Chemical               75,000          502
   Mitsubishi Heavy Industries (A)      389,000        1,380
   Mitsubishi Rayon                     143,000          641
   Mitsubishi UFJ Financial Group (A)       731        9,610
   Mitsui (A)                           713,000        8,939
   Mitsui Chemicals (A)                 686,000        4,055
   Mitsui OSK Lines (A)               1,484,000       11,876
--------------------------------------------------------------------------------
10    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Mitsui Sumitomo Insurance (A)        491,000   $    5,692
   Mitsui Trust Holdings                840,100       11,652
   Mizuho Financial Group (A)             1,352        8,613
   Murata Manufacturing (A)              15,400          860
   Namco Bandai Holdings                  8,550          143
   NEC (A)                            1,973,000       10,706
   NGK Spark Plug                        47,000          682
   NHK Spring                            47,000          345
   Nichii Gakkan                          3,100           76
   Nichirei                              43,000          177
   Nidec (A)                              9,400          560
   Nidec - When Issued*                   9,400          553
   Nikko Cordial (A)                     83,000          962
   Nikon (A)                            135,000        1,706
   Nintendo (A)                          15,900        1,857
   Nippon Electric Glass                170,000        3,067
   Nippon Light Metal*                  840,000        2,312
   Nippon Mining Holdings*               14,500          115
   Nippon Oil (A)                       375,000        3,325
   Nippon Sheet Glass                    21,000           95
   Nippon Shokubai                       15,000          159
   Nippon Steel*                        912,000        3,428
   Nippon Telegraph & Telephone           1,946        9,581
   Nippon Yusen Kabushiki Kaisha (A)    405,000        2,719
   Nissan Motor (A)                   1,793,903       20,513
   Nisshin Seifun Group                  20,900          203
   Nisshin Steel (A)                    727,000        2,514
   Nissin Food Products (A)              37,900          988
   Nitori                                 6,300          529
   Nitto Denko (A)                       57,900        3,264
   NOK                                    7,800          233
   Nomura Holdings                      499,000        7,753
   NSK (A)                               66,000          365
   NTN                                   56,000          336
   NTT Data (A)                             379        1,465
   NTT DoCoMo (A)                         3,245        5,783
   Obayashi (A)                         116,000          802
   Obic                                     550           94
   OJI Paper (A)                         76,000          416
   Omron (A)                             11,200          273
   Oriental Land                        134,400        7,696
   ORIX (A)                             134,400       24,309
   Osaka Gas (A)                      1,709,000        5,986
   Promise (A)                           24,250        1,799
   Q.P.                                 114,800        1,100
   Ricoh (A)                             83,000        1,298
   Rohm                                  75,426        6,555
   Santen Pharmaceutical                 10,000          259
   Sanwa Shutter                        206,000        1,240
   Sega Sammy Holdings                   48,100        1,901
   Sega Sammy Holdings-- When Issued*    48,100        1,867
   Seiko Epson                            3,700           95
   Seino Transportation                 170,000        1,555
   Sekisui Chemical (A)                  56,000          400


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Sekisui House                        243,000   $    2,982
   Seven & I Holdings (A)               155,400        5,155
   Sharp (A)                             36,000          522
   Shimamura                             16,300        1,809
   Shin-Etsu Chemical (A)                64,200        2,804
   Shinsei Bank (A)                   1,040,000        6,561
   Shiseido (A)                          17,000          245
   Showa Denko                          120,000          384
   Showa Shell Sekiyu                   108,200        1,484
   SMC (A)                               25,200        3,360
   Softbank (A)                          99,200        5,514
   Sompo Japan Insurance                244,000        3,236
   Sony (A)                             365,600       12,032
   Sumitomo                             566,000        5,983
   Sumitomo Bakelite (A)                153,000        1,050
   Sumitomo Chemical (A)                323,000        2,001
   Sumitomo Electric Industries (A)      95,000        1,282
   Sumitomo Forestry (A)                 84,000          853
   Sumitomo Heavy Industries            411,000        2,919
   Sumitomo Metal Industries (A)      1,426,000        5,007
   Sumitomo Metal Mining                228,000        2,116
   Sumitomo Mitsui Financial Group (A)    3,567       33,675
   Sumitomo Rubber Industries            34,000          405
   Sumitomo Trust & Banking (A)         353,000        2,909
   Suzuken                               39,700        1,149
   Suzuki Motor (A)                     191,200        3,543
   T&D Holdings                          15,300          913
   Taiheiyo Cement                      325,000        1,216
   Taisho Pharmaceutical                 39,000          704
   Takeda Pharmaceutical (A)            129,000        7,694
   Tanabe Seiyaku (A)                   369,000        3,734
   TDK (A)                               20,200        1,442
   Teijin                                23,000          134
   Teikoku Oil                          286,000        3,091
   THK (A)                               10,000          250
   Tohoku Electric Power                179,900        4,008
   Tokuyama                              36,000          353
   Tokyo Broadcasting System             90,300        2,099
   Tokyo Electric Power                 262,000        6,634
   Tokyo Electron (A)                    88,312        4,698
   Tokyo Gas (A)                      2,136,206        8,689
   Tokyo Tatemono                       143,000        1,166
   TonenGeneral Sekiyu                  129,000        1,502
   Toyo Seikan Kaisha (A)               214,200        3,186
   Toyo Suisan Kaisha                    19,000          325
   Toyobo                                36,000           89
   Toyota Industries (A)                 96,200        3,200
   Toyota Motor                         243,100       11,153
   Trend Micro (A)                       50,000        1,584
   Ube Industries                       431,000        1,164
   UFJ Holdings                           3,080       20,680
   Uni-Charm                             18,400          795
   UNY                                   88,000        1,163
   Ushio                                  4,600           94
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    11

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Wacoal Holdings                       80,000   $    1,059
   Yahoo! Japan                             998        1,171
   Yahoo! Japan-- When Issued*              830          989
   Yakult Honsha (A)                     52,100        1,322
   Yamada Denki (A)                     140,150       10,671
   Yamaha                               100,200        1,737
   Yamaha Motor                          44,900          929
   Yamato Transport (A)                 187,800        3,092
                                                  -----------
                                                     802,558
                                                  -----------
LUXEMBOURG -- 0.5%
   Arcelor                              575,008       13,491
   SES Global FDR                       240,090        3,766
                                                  -----------
                                                      17,257
                                                  -----------
MEXICO -- 0.5%
   America Movil ADR, Ser L             415,950       10,948
   Fomento Economico Mexicano ADR        94,900        6,635
                                                  -----------
                                                      17,583
                                                  -----------
NETHERLANDS -- 5.7%
   ABN AMRO Holding (A)                 991,752       23,830
   Aegon                                635,098        9,457
   Akzo Nobel                            94,462        4,131
   Buhrmann                              32,443          393
   CSM                                   92,020        2,618
   DSM                                   56,309        2,219
   Euronext                              25,597        1,130
   European Aeronautic Defense
     and Space                           65,440        2,328
   Heineken                             108,876        3,506
   Heineken Holding                      65,662        1,942
   ING Groep (A)                      1,069,641       31,957
   James Hardie Industries              254,523        1,740
   Koninklijke Ahold*                    90,285          685
   Koninklijke Philips Electronics       34,823          928
   Randstad Holdings                      3,309          127
   Reed Elsevier                        109,620        1,517
   Royal Dutch Shell ADR, Cl A           22,400        1,470
   Royal Dutch Shell, Cl A            1,341,406       44,426
   Royal Dutch Shell, Cl A (GBP)         54,489        1,808
   Royal Dutch Shell, Cl B (GBP)        399,984       13,855
   Royal KPN                            777,531        6,993
   Royal Numico*                         29,814        1,309
   TNT                                  182,348        4,544
   Unilever                             261,769       18,668
   VNU (A)                               24,461          771
   Wereldhave                               888           94
   Wolters Kluwer                         8,795          164
                                                  -----------
                                                     182,610
                                                  -----------


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
NEW ZEALAND -- 0.2%
   Fletcher Building                    231,902   $    1,273
   Telecom                              942,641        3,935
                                                  -----------
                                                       5,208
                                                  -----------
NORWAY -- 1.2%
   DNB                                  230,200        2,381
   Norsk Hydro (A)                      152,860       17,174
   Norske Skogindustrier (A)             54,000          801
   Orkla                                 18,900          720
   ProSafe                                5,300          199
   Statoil                              353,750        8,811
   Storebrand                            21,600          212
   Tandberg (A)                         457,950        6,142
   Yara International                    30,900          560
                                                  -----------
                                                      37,000
                                                  -----------
PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone    33,800        1,016
                                                  -----------
PORTUGAL -- 0.4%
   Banco BPI                             66,474          297
   Banco Comercial Portugues          1,521,512        4,237
   Cimpor Cimentos de Portugal           60,701          336
   Energias de Portugal                  33,394           93
   Portugal Telecom                     524,559        4,807
   Sonae                                823,286        1,409
                                                  -----------
                                                      11,179
                                                  -----------
SINGAPORE -- 0.9%
   Allgreen Properties Ltd            1,206,000          957
   CapitaLand                         1,185,000        2,202
   City Developments                     39,000          215
   DBS Group Holdings                   103,000          963
   Flextronics International*           257,000        3,302
   Jardine Cycle & Carriage             134,000          880
   Keppel                                79,000          594
   Keppel Land                          488,000        1,069
   Neptune Orient Lines               1,386,000        2,527
   Oversea-Chinese Banking               22,000           81
   Parkway Holdings                     749,000          958
   SembCorp Marine                      924,000        1,635
   Singapore Airlines                   162,000        1,112
   Singapore Press Holdings             191,000          522
   Singapore Telecommunications       5,272,714        7,646
   United Overseas Bank                 392,000        3,272
   United Overseas Land                  21,400           30
                                                  -----------
                                                      27,965
                                                  -----------


--------------------------------------------------------------------------------
12    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
SOUTH AFRICA -- 0.5%
   ABSA Group                           100,308   $    1,480
   Sanlam                               828,200        1,668
   Sasol                                306,817       11,886
   Telkom                                51,670        1,025
                                                  -----------
                                                      16,059
                                                  -----------
SOUTH KOREA -- 1.0%
   Honam Petrochemical                   23,600        1,178
   Hyundai Motor                         18,600        1,456
   Industrial Bank of Korea              88,000        1,115
   INI Steel                             59,040        1,531
   Kookmin Bank                          18,900        1,116
   POSCO                                  8,800        1,977
   Samsung Electronics (2)                5,720        3,229
   Samsung Electronics GDR               44,302       12,604
   Shinhan Financial Group              242,300        8,445
                                                  -----------
                                                      32,651
                                                  -----------
SPAIN -- 4.2%
   Acciona                               30,392        3,490
   ACS Actividades Construcciones
     y Servicios (A)                    319,626        9,345
   Altadis                               79,128        3,556
   Antena 3 de Television (A)            14,259          259
   Banco Bilbao Vizcaya Argentaria      809,528       14,240
   Banco Santander Central Hispano    1,530,985       20,175
   Corp Mapfre                           13,468          232
   Ebro Puleva (A)                       14,052          252
   Endesa (A)                           468,888       12,590
   Fomento de Construcciones y
     Contratas                           50,904        3,043
   Gas Natural SDG                       31,785          927
   Grupo Ferrovial                       20,504        1,712
   Iberdrola                            190,657        5,344
   Iberia Lineas Aereas de Espana       307,125          785
   Inditex (A)                           36,730        1,081
   Metrovacesa                            8,382          619
   Repsol                               976,210       31,731
   Sacyr Vallehermoso                   164,855        4,641
   Telefonica (A)                     1,363,781       22,395
                                                  -----------
                                                     136,417
                                                  -----------
SWEDEN -- 2.2%
   Atlas Copco, Cl A                    274,675        5,330
   Axfood                                 5,100          127
   Electrolux, Ser B                     45,654        1,072
   Eniro                                 22,200          260
   Fabege                               155,287        2,772
   Getinge                               10,600          147
   Hennes & Mauritz, Cl B                48,750        1,744
   Nordea Bank (A)                      542,546        5,440
   Sandvik                               46,200        2,304


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Scania, Cl B                           6,400   $      232
   Securitas, Cl B                        9,800          152
   Skandinaviska Enskilda Banken        163,889        3,011
   Skanska, Cl B                        101,953        1,510
   SKF, Cl B                            451,158        5,895
   Ssab Svenskt Stal, Cl A              136,458        4,140
   Svenska Cellulosa, Cl B               66,000        2,318
   Svenska Handelsbanken, Cl A           44,100        1,024
   Swedish Match                          8,500          102
   Telefonaktiebolaget LM Ericsson
     ADR                                253,550        9,341
   Telefonaktiebolaget LM Ericsson,
     Cl B                             1,721,000        6,301
   Telelogic*                           440,340        1,014
   TeliaSonera                          397,023        1,890
   Trelleborg, Cl B                      20,400          342
   Volvo, Cl A                            3,000          127
   Volvo, Cl B (A)                      327,800       14,313
                                                  -----------
                                                      70,908
                                                  -----------
SWITZERLAND -- 6.5%
   Adecco                                22,300        1,022
   Ciba Specialty Chemicals               2,166          128
   Clariant                              22,015          318
   Compagnie Financiere Richemont,
     Cl A (A)                           169,113        6,723
   Credit Suisse Group                  470,685       20,919
   Geberit                                1,198          875
   Holcim                               206,176       13,745
   Logitech International*                5,009          203
   Micronas Semiconductor Holdings
     (A)*                                21,900          939
   Nestle                               140,921       41,427
   Novartis                             944,274       48,083
   Phonak Holding                         3,446          148
   PSP Swiss Property                     3,888          196
   Rieter Holding                           445          131
   Roche Holding                        124,998       17,432
   STMicroelectronics                    54,866          947
   Straumann Holding                      2,707          728
   Sulzer                                   577          294
   Swatch Group                          10,134          288
   Swatch Group, Cl B                     2,779          384
   Swiss Reinsurance*                   100,485        6,625
   Swisscom                               9,013        2,957
   Syngenta                              10,367        1,090
   Synthes                                6,970          819
   UBS                                  370,250       31,590
   Xstrata                              362,251        9,414
   Zurich Financial Services             24,941        4,266
                                                  -----------
                                                     211,691
                                                  -----------
TAIWAN -- 0.3%
   Chunghwa Telecom ADR                 168,266        3,115
   Compal Electronics                 1,247,700        1,231
   Far EasTone Telecommunications
     GDR (2)                             33,600          571
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    13

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   HON HAI Precision Industry GDR       115,369   $    1,057
   Taiwan Semiconductor Manufacturing   993,297        1,595
   Taiwan Semiconductor Manufacturing
     ADR                                196,876        1,618
                                                  -----------
                                                       9,187
                                                  -----------
THAILAND -- 0.0%
   PTT                                  199,200        1,184
                                                  -----------
TURKEY -- 0.0%
   Ford Otomotiv Sanayi                 150,793        1,048
                                                  -----------
UNITED KINGDOM -- 18.4%
   3i Group                              16,349          227
   Alliance Unichem                      36,585          561
   Anglo American                       171,937        5,141
   ARM Holdings                         191,111          397
   Associated British Ports Holdings    153,968        1,431
   AstraZeneca                          318,454       14,845
   AstraZeneca (SEK) (A)                120,836        5,643
   Aviva                                656,735        7,232
   BAA                                  261,028        2,882
   BAE Systems                          569,500        3,461
   Balfour Beatty                        41,563          241
   Barclays                           2,300,209       23,317
   Barratt Developments                 178,756        2,389
   Bellway                               77,595        1,202
   Berkeley Group Holdings               13,095          201
   BHP Billiton                       1,532,331       24,831
   BOC Group                            355,432        7,250
   Bovis Homes Group                     17,330          188
   BP                                 5,131,143       61,137
   BPB                                   40,876          532
   Bradford & Bingley                   140,234          847
   Brambles Industries                  147,043          906
   British Airways*                     298,481        1,546
   British American Tobacco             523,122       11,022
   British Land                          81,336        1,353
   British Sky Broadcasting             316,288        3,136
   BT Group                           1,300,992        5,115
   Bunzl                                184,901        1,858
   Cadbury Schweppes                  2,451,427       24,807
   Capita Group                          32,792          219
   Carnival                              32,137        1,666
   Close Brothers Group                   9,375          138
   Cookson Group*                        21,687          127
   Daily Mail & General Trust            14,383          168
   Diageo                               186,949        2,695
   Emap                                  35,624          519
   Enterprise Inns                      130,686        1,948
   First Choice Holidays                378,613        1,418
   Firstgroup                            43,740          255
   Friends Provident                  1,623,152        5,370


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Gallaher Group                        14,780   $      230
   GKN                                   64,920          338
   GlaxoSmithKline                    1,747,226       44,572
   GUS                                  208,744        3,156
   Hammerson                             13,388          221
   Hanson                               167,540        1,744
   Hays                               2,032,083        4,413
   HBOS                                 920,553       13,900
   HSBC Holdings                      1,878,327       30,471
   ICAP                                 212,781        1,378
   Imperial Chemical Industries         216,785        1,148
   Imperial Tobacco Group               517,693       14,873
   Inchcape                              18,886          731
   Intercontinental Hotels Group        624,149        7,917
   International Power                  254,284        1,118
   J Sainsbury                          937,786        4,637
   Kelda Group                           22,892          284
   Kingfisher                            58,705          224
   Land Securities Group                  5,031          132
   Legal & General Group                741,153        1,488
   Liberty International                 14,571          256
   Lloyds TSB Group                     790,025        6,527
   Man Group                             36,417        1,067
   Mitchells & Butlers                  347,456        2,245
   National Grid                      1,099,835       10,341
   Next*                                 43,978        1,083
   O2                                 3,728,700       10,406
   Pearson                              275,669        3,214
   Persimmon                            359,087        5,451
   Pilkington                            80,068          197
   Prudential                            13,744          125
   Punch Taverns                        286,412        4,054
   Reckitt Benckiser                    208,580        6,373
   Reed Elsevier                      1,181,962       10,967
   Rexam                                 15,121          138
   Rio Tinto                            158,948        6,518
   Rolls-Royce Group                    545,172        3,602
   Royal & Sun Alliance Insurance
     Group                            1,000,000        1,716
   Royal Bank of Scotland Group         980,486       27,909
   SABMiller                            131,245        2,552
   Scottish & Newcastle                  98,244          806
   Scottish & Southern Energy           133,842        2,436
   Scottish Power                     1,370,869       13,860
   Severn Trent                          26,823          470
   Smith & Nephew                       598,400        5,039
   Smiths Group                          33,639          571
   Sportingbet                          882,500        4,871
   Stagecoach Group                      63,489          125
   Standard Chartered                   160,422        3,471
   Tate & Lyle                          449,715        3,614
   Taylor Woodrow                       780,342        4,476
   Tesco                                196,860        1,078




--------------------------------------------------------------------------------
14    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                   ($ Thousands) (3) ($ Thousands)
-------------------------------------------------------------
   Tomkins                               53,181   $      272
   Travis Perkins                         7,528          189
   Trinity Mirror                       154,367        1,640
   Unilever                             476,607        4,992
   United Business Media                 47,076          461
   United Utilities                     172,806        2,002
   Vodafone Group                    26,450,623       69,021
   Whitbread                            233,096        3,915
   Wimpey George                        447,428        3,388
   Wolseley                             117,467        2,492
   WPP Group                             44,746          457
   Yell Group                            55,800          472
                                                  -----------
                                                     596,055
                                                  -----------
Total Common Stock
   (Cost $2,593,325) ($ Thousands)                 3,159,898
                                                  -----------

COMMERCIAL PAPER (D) -- 8.1%
UNITED STATES -- 8.1%
   ASAP Funding (B)
        3.780%, 10/05/05                  5,000        4,998
        3.700%, 10/03/05                 15,000       14,997
   Ajax Bambino Funding (B)
        3.680%, 10/04/05                 15,000       14,995
   Barton Capital (B)
        3.770%, 10/05/05                 30,000       29,987
   Bavaria TRR (B)
        3.800%, 10/11/05                  5,000        4,995
        3.770%, 10/07/05                  5,000        4,997
        3.700%, 10/06/05                 15,000       14,992
   Broadhollow Funding (B)
        3.830%, 10/27/05                 15,000       14,958
   Clipper Receivables (B)
        3.750%, 10/03/05                 15,000       14,997
   Export Development
        4.827%, 10/05/05                  2,600        2,598
   Freedom Park Capital (B)
        3.810%, 10/17/05                  9,000        8,985
        3.690%, 10/06/05                 16,000       15,992
   General Electric Capital
        7.304%, 10/03/05                  4,000        3,999
        5.433%, 10/04/05                  2,000        1,999
   Harwood Street Funding (B)
        3.820%, 10/13/05                 15,000       14,981
   Harwood Street Funding II (B)
        3.810%, 10/13/05                 17,610       17,588
   Mitten RFC (B)
        3.800%, 10/04/05                 21,000       20,993
   Park Granada (B)
        3.830%, 10/03/05                 10,000        9,998
   Ranger Funding (B)
        3.750%, 10/26/05                 15,000       14,961


-------------------------------------------------------------
                                    Face Amount  Market Value
Description                   ($ Thousands) (3) ($ Thousands)
-------------------------------------------------------------
   Sheffield Receivables (B)
        3.480%, 10/06/05                 14,000   $   13,993
   USAA Capital
        3.740%, 10/06/05                  1,600        1,599
   Yorktown Capital (B)
        3.750%, 10/17/05                 15,000       14,975
                                                  -----------
Total Commercial Paper
   (Cost $262,577) ($ Thousands)                     262,577
                                                  -----------

CORPORATE OBLIGATIONS (B)(C)(E) -- 1.6%
UNITED STATES -- 1.6%
   Harrier Finance Funding LLC MTN
        3.890%, 04/27/06                 10,000       10,000
   K2 LLC MTN
        3.890%, 05/10/06                 10,000       10,000
   Links Finance LLC MTN
        3.890%, 04/28/06                 10,000       10,000
   Theta Funding MTN
        3.900%, 05/05/06                 10,000       10,000
   Whistlejacket Funding LLC MTN
        3.900%, 05/15/06                 10,000       10,000
                                                  -----------
Total Corporate Obligations
   (Cost $50,000) ($ Thousands)                       50,000
                                                  -----------

ASSET-BACKED SECURITIES (B)(C)(E) -- 0.9%
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM2
        3.880%, 11/25/05                 13,315       13,315
   Wachovia Asset Securization,
     Ser 2004-HM1A, Cl A
        3.820%, 11/25/34                 14,839       14,839
                                                  -----------
Total Asset-Backed Securities
   (Cost $28,154) ($ Thousands)                       28,154
                                                  -----------

TIME DEPOSITS -- 0.6%
   Brown Brothers Harriman
        5.750%, 10/03/05        NZD          --           --
        5.450%, 10/03/05        ZAR       2,511          395
        4.450%, 10/03/05        AUD         257          196
        3.310%, 10/03/05                 13,944       13,944
        1.900%, 10/03/05        CAD         123          107
        1.590%, 10/03/05        SGD         312          185
        1.330%, 10/03/05        EUR       4,894        5,900
        1.260%, 10/03/05        DKK          80           13
        1.070%, 10/03/05        NOK           2           --
        0.650%, 10/03/05        SEK         556           72
                                                  -----------
Total Time Deposits
   (Cost $20,812) ($ Thousands)                       20,812
                                                  -----------




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    15

SCHEDULE OF INVESTMENTS


International Equity Fund (Concluded)
September 30, 2005
-------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                   ($ Thousands) (3) ($ Thousands)
-------------------------------------------------------------
PREFERRED STOCK -- 0.6%
AUSTRALIA -- 0.0%
   News                                  44,855   $      699
                                                  -----------
BRAZIL -- 0.2%
   Braskem, Cl A                        116,000        1,190
   Petroleo Brasileiro                  236,000        3,778
   Suzano Bahia Sul Papel e Celulose    126,000          712
   Usinas Siderurgicas de Minas
     Gerais, Cl A                        54,200        1,263
                                                  -----------
                                                       6,943
                                                  -----------
GERMANY -- 0.3%
   Fresenius Medical Care                 1,848          146
   Porsche                                9,439        7,281
   Volkswagen                             7,714          353
                                                  -----------
                                                       7,780
                                                  -----------
ITALY -- 0.1%
   Fiat*                                272,840        2,161
                                                  -----------
Total Preferred Stock
   (Cost $13,229) ($ Thousands)                       17,583
                                                  -----------

CASH EQUIVALENTS (B) -- 0.2%
   Barclays Global Investors Funds,
     Prime Money Market Fund          7,994,094        7,994
   The Reserve Funds, Primary
     Fund, Cl 8                         372,098          372
                                                  -----------
Total Cash Equivalents
   (Cost $8,366) ($ Thousands)                         8,366
                                                  -----------

EXCHANGE TRADED FUND -- 0.0%
UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund          19,000        1,104
                                                  -----------
Total Exchange Traded Fund
   (Cost $1,081) ($ Thousands)                         1,104
                                                  -----------

U.S. TREASURY OBLIGATION -- 0.0%
UNITED STATES -- 0.0%
   U. S. Treasury Bills (1)
        3.455%, 11/25/05                    850          846
                                                  -----------
Total U.S. Treasury Obligation
   (Cost $845) ($ Thousands)                             846
                                                  -----------



-------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                   ($ Thousands) (3) ($ Thousands)
-------------------------------------------------------------
CONVERTIBLE BOND -- 0.0%
SWITZERLAND -- 0.0%
   Credit Suisse Group,
     CV to 32.3311 Shares (CHF)
        6.000%, 12/23/05                    149   $      181
                                                  -----------
Total Convertible Bond
   (Cost $108) ($ Thousands)                             181
                                                  -----------

                                     Number of
                                        Rights
                                    ----------
RIGHTS -- 0.0%
NORWAY -- 0.0%
   Norske Skogindustrier, Expires 10/17/05*  54           95
                                                  -----------
Total Rights
   (Cost $0) ($ Thousands)                                95
                                                  -----------

REPURCHASE AGREEMENTS (B) (F) -- 10.8%
   Bank of America
     3.850%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $88,528,394
     (collateralized by various FNMA
     obligations, ranging in par value
     $13,286,397-$40,412,066,
     4.500%-5.500%, 09/01/20-10/01/35;
     with a total market value of
     $90,270,001)                        88,500       88,500
   Barclays Capital
     3.810%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $91,028,893
     (collateralized by a FNMA
     obligation, par value $93,935,000,
     4.110%, 02/16/10; with
     a total market value
     of $92,820,305)                     91,000       91,000
   Deutsche Bank
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $74,023,125
     (collateralized by various FNMA
     obligations, ranging in par value
     $1,148,968-$30,821,451, 4.500-
     7.500%, 04/01/09-09/01/35; with
     a total market value
     of $75,480,001)                     74,000       74,000
   Goldman Sachs
     3.900%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $97,031,525
     (collateralized by various FNMA
     obligations, ranging in par value
     $9,334,765-$42,304,305, 5.000%-
     5.500%, 02/01/33-10/01/35; with a
     total market value of
     $98,940,000)                        97,000       97,000
                                                  -----------
Total Repurchase Agreements
   (Cost $350,500) ($ Thousands)                     350,500
                                                  -----------
--------------------------------------------------------------------------------
16    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                        Value
                                                ($ Thousands)
-------------------------------------------------------------
Total Investments -- 120.5%
   (Cost $3,328,997) ($ Thousands)                $3,900,116
                                                  ===========

Percentages are based on Net Assets of $3,235,210 ($ Thousands).
* Non-Income Producing Security
(1) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(2) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of September 30, 2005, the total value of these securities was $3,800 ($ Thousands), representing 0.12% of the Fund's net assets (See Note 2).
(3) In U.S. Dollars, unless otherwise noted.
(A) This security or a partial position of this security is on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 was $656,418 ($ Thousands) (See Note 8).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2005 was $689,402 ($ Thousands) (See Note 8).
(C) Variable Rate Security -- The rate reported on the
    Schedule of Investments is the rate in effect as of September 30, 2005.
(D) The rate reported is the effective yield at time of purchase.
(E) This security, which was purchased with cash collateral held from securities lending, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(F) Tri-Party Repurchase Agreements.


-------------------------------------------------------------

-------------------------------------------------------------
ADR -- American Depositary Receipt
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CV -- Convertible Bond
DKK -- Danish Krone
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
ZAR -- South African Rand

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


Futures -- A summary of the open futures contracts held by the Fund at September 30, 2005, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     Unrealized
                                      Contract                    Appreciation/
                    Number of            Value       Expiration  (Depreciation)
Type of Contract    Contracts    ($ Thousands)             Date   ($ Thousands)
--------------------------------------------------------------------------------
DJ Euro Stoxx            184            $7,622    December 2005           $  63
FTSE 100 Index            59             5,725    December 2005               5
Hang Seng Index            4               398     October 2005               2
SPI 200 Index             18             1,594    December 2005              (3)
Topix Index               39             4,846    December 2005              43
                                                                          ------
                                                                          $ 110
                                                                          ======






--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    17

SCHEDULE OF INVESTMENTS


Emerging Markets Equity Fund
September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:

[BAR GRAPH OMITTED]

19.3%   Financials
14.6%   Telecommunication Services
12.1%   Energy
11.7%   Information Technology
9.4%    Basic Materials
9.1%    Consumer Discretionary
8.2%    Industrials
4.5%    Cash Equivalents
3.3%    Utilities
3.3%    Consumer Staples
2.9%    Diversified
1.6%    Healthcare

+Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 8).
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
COMMON STOCK -- 92.8%
ARGENTINA -- 0.2%
   IRSA Inversiones y
     Representaciones GDR*              200,600   $    2,417
                                                  -----------
BERMUDA -- 0.0%
   Credicorp                              9,000          257
                                                  -----------
BRAZIL -- 8.7%
   All America Latina Logistica          22,700          904
   All America Latina Logistica
     GDR (A)                              3,100          124
   Aracruz Celulose ADR                  28,543        1,158
   Banco do Brasil                       35,000          685
   Banco Itau Holding Financeira ADR      9,690        1,150
   Brasil Telecom Participacoes
     ADR (C)                             64,110        2,727
   Centrais Eletricas Brasileiras    21,049,200          422
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ADR (C)        224,715        6,488
   Cia de Saneamento Basico do
     Estado de Sao Paulo             26,264,600        1,843
   Cia de Saneamento Basico do
     Estado de Sao Paulo ADR             18,900          329
   Cia Energetica de Minas Gerais
     ADR                                 36,300        1,382
   Cia Vale do Rio Doce ADR             782,669       31,235
   Contax Participacoes*                 75,068           66
   Contax Participacoes ADR             174,427          108
   CPFL Energia ADR                      33,400        1,064
   Cyrela Brazil Realty GDR (A)           2,700          222
   Cyrela Brazil Realty                  41,000          338
   EDP - Energias do Brasil              12,100          142
   Empresa Brasileira de
     Aeronautica ADR (C)                 74,420        2,873
   Gol Linhas Aereas Inteligentes
     ADR                                 15,200          493
   Grendene                             252,700        1,843
   Localiza Rent A CAR                   64,900          538
   Lojas Renner                          92,600        2,292
   Natura Cosmeticos                     18,700          749
   Petroleo Brasileiro ADR (C)          622,929       41,058


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Tele Centro Oeste Celular
     Participacoes ADR                   53,900   $      488
   Tele Norte Leste Participacoes        75,068        1,689
   Tele Norte Leste Participacoes
     ADR (C)                            174,427        2,883
   Telecomunicacoes Brasileiras
     ADR (C)                             51,360        1,665
   Telesp Celular Participacoes ADR     218,600          855
   Tim Participacoes ADR                192,341        3,574
   Ultrapar Participacoes ADR             6,800          116
   Uniao de Bancos Brasileiros GDR      112,380        5,911
   Votorantim Celulose e Papel ADR       10,900          146
                                                  -----------
                                                     117,560
                                                  -----------
CHILE -- 1.0%
   Banco Santander Chile ADR             67,600        2,966
   Cia Cervecerias Unidas ADR             8,877          230
   CorpBanca                        321,234,586        1,932
   Empresa Nacional de
     Electricidad ADR                   124,900        3,723
   Empresas CMPC                         15,200          434
   Enersis                           12,281,127        2,793
   Enersis ADR                          115,122        1,317
                                                  -----------
                                                      13,395
                                                  -----------
CHINA -- 3.2%
   Baidu.com ADR*                         1,000           64
   Beijing Capital International
     Airport (C)                        885,000          388
   Byd (C)                              797,000        1,274
   China Petroleum & Chemical        20,975,900        9,599
   China Petroleum & Chemical ADR         7,800          353
   China Shenhua Energy*              4,883,300        5,728
   China Shipping Development         4,302,000        3,604
   China Telecom                     25,646,800        9,670
   Huadian Power International (C)   10,357,200        4,546
   Netease.com ADR*                       9,500          855
   PetroChina                         3,564,000        2,986
   Sinopec Shanghai Petrochemical       950,000          334
   Sinopec Yizheng Chemical
     Fibre (C)                        5,061,600          796
   Sinotrans                          3,775,000        1,326
   Weiqiao Textile                      888,400        1,168
   Yanzhou Coal Mining                  877,200          695
                                                  -----------
                                                      43,386
                                                  -----------
COLOMBIA -- 0.3%
   BanColombia ADR                      162,900        3,576
                                                  -----------
CROATIA -- 0.1%
   Pliva D.D. GDR (A)                   109,900        1,484
                                                  -----------
CZECH REPUBLIC -- 0.6%
   Cesky Telecom GDR*                   268,123        5,349
   Komercni Banka                        12,601        1,840
   Zentiva                               14,802          678
                                                  -----------
                                                       7,867
                                                  -----------


--------------------------------------------------------------------------------
18    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
EGYPT -- 0.7%
   Commercial International Bank
     GDR (A)                             81,600   $      824
   Mobinil-Egyptian Mobile Services      42,916        1,500
   Orascom Construction Industries      116,690        4,254
   Orascom Construction
     Industries GDR (A)                  20,900        1,510
   Orascom Telecom Holding               16,300        1,596
                                                  -----------
                                                       9,684
                                                  -----------
HONG KONG -- 2.7%
   ASM Pacific Technology (C)           408,000        1,985
   Beijing Enterprises Holdings         170,000          306
   Brilliance China Automotive
     Holdings (C)                     2,649,000          382
   China Mengniu Dairy                4,861,000        4,010
   China Merchants Holdings
     International                      367,000          823
   China Mobile Hong Kong             2,314,300       11,336
   China Netcom Group                   394,500          679
   China Overseas Land & Investment   1,788,000          536
   China Resources Enterprise         1,732,300        2,836
   CNOOC                              4,433,000        3,228
   Denway Motors                      6,148,500        2,239
   Giordano International             1,928,000        1,330
   Global Bio-Chem Technology Group   1,079,000          494
   Johnson Electric Holdings          2,489,500        2,391
   Panva Gas Holdings*                  715,000          327
   Shanghai Industrial Holdings       1,038,600        2,102
   Yue Yuen Industrial Holdings         596,500        1,638
                                                  -----------
                                                      36,642
                                                  -----------
HUNGARY -- 1.3%
   Gedeon Richter                        33,102        5,980
   Magyar Telekom                       567,509        2,933
   Mol Magyar Olaj-es Gazipari           22,765        2,526
   OTP Bank                             164,044        6,469
                                                  -----------
                                                      17,908
                                                  -----------
INDIA -- 7.7%
   Bharat Heavy Electricals              50,277        1,400
   Bharat Petroleum                     277,943        2,555
   Bharti Televentures*                 987,654        7,829
   Dr. Reddy's Laboratories              30,607          593
   Dr. Reddy's Laboratories ADR         142,700        2,777
   GAIL India                           181,232        1,087
   GAIL India GDR (A)                    39,800        1,432
   Grasim Industries                     84,874        2,550
   HDFC Bank                             98,920        1,547
   Hindalco Industries                1,104,470        3,694
   Hindalco Industries GDR (A)        1,041,000        3,435
   Hindustan Petroleum                  605,681        4,356
   ICICI Bank                            57,358          783
   ICICI Bank ADR                       107,000        3,023
   Indian Overseas Bank               1,739,149        3,708
   Industrial Development Bank
     of India                           647,424        1,815


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Infosys Technologies                 200,040   $   11,452
   Jet Airways India                     63,901        1,623
   Larsen & Toubro                       58,397        2,009
   Mahanagar Telephone Nigam          1,014,150        2,941
   Mahanagar Telephone Nigam ADR         76,050          501
   Mahindra & Mahindra                  319,266        2,747
   Maruti Udyog                         238,830        3,033
   Oil & Natural Gas                    496,609       11,985
   Reliance Industries                  477,639        8,621
   Reliance Industries GDR (A)           83,838        3,020
   Satyam Computer Services             321,179        4,091
   State Bank of India GDR (A)           72,500        3,589
   Steel Authority of India             552,303          818
   Tata Consultancy Services             23,050          777
   Tata Iron & Steel                    115,782        1,115
   Tata Motors                          250,551        3,046
                                                  -----------
                                                     103,952
                                                  -----------
INDONESIA -- 1.5%
   Astra International                2,100,000        1,990
   Bank Central Asia                  3,457,500        1,159
   Bank Mandiri Persero               5,673,900          800
   Bumi Resources                    17,818,500        1,558
   Gudang Garam                       1,633,500        1,730
   Indofood Sukses Makmur            13,743,000          975
   Indosat                            4,890,500        2,519
   Telekomunikasi Indonesia          18,772,300        9,760
   Telekomunikasi Indonesia ADR           3,400           71
                                                  -----------
                                                      20,562
                                                  -----------
ISRAEL -- 2.2%
   Bank Hapoalim                      2,003,844        7,794
   Bank Leumi Le-Israel               1,014,080        3,384
   Bezeq Israeli Telecommunication*   1,618,094        2,170
   Check Point Software
     Technologies*                       19,113          465
   Lipman Electronic Engineering*        34,900          733
   Makhteshim-Agan Industries           894,025        5,026
   Super-Sol                            338,050          849
   Teva Pharmaceutical
     Industries ADR (C)                 286,373        9,571
                                                  -----------
                                                      29,992
                                                  -----------
MALAYSIA -- 4.3%
   AMMB Holdings Berhad                 604,400          414
   Astro All Asia Networks              426,300          645
   Berjaya Sports Toto (F)              576,300          612
   British American Tobacco
     Malaysia                            27,400          276
   Commerce Asset Holdings            1,837,800        2,731
   Gamuda                             2,160,700        2,568
   Genting                              684,000        3,884
   IJM                                  221,135          285
   IOI                                1,197,200        3,780
   Kuala Lumpur Kepong                  511,200        1,051
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    19

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Magnum                               845,700   $      464
   Malakoff                           1,943,900        3,997
   Malaysia International Shipping      734,800        3,607
   Malaysia International Shipping
     (Foreign Market)                   798,900        3,942
   MK Land Holdings                     533,800          127
   PLUS Expressways                     519,800          441
   Proton Holdings                      153,800          337
   Public Bank                        1,045,175        1,872
   Public Bank (Foreign Market)       1,218,300        2,246
   Resorts World                      1,876,600        5,477
   Sime Darby                         3,658,600        6,018
   Telekom Malaysia                   3,147,200        8,684
   Tenaga Nasional                    1,240,600        3,555
   Titan Chemicals                    1,964,900          803
                                                  -----------
                                                      57,816
                                                  -----------
MEXICO -- 5.9%
   Alfa                                 624,300        3,833
   America Movil ADR, Ser L             437,686       11,520
   Cemex                                305,732        1,591
   Cemex ADR                             61,839        3,234
   Coca-Cola Femsa ADR (C)              197,751        5,282
   Consorcio ARA                        989,800        3,754
   Controladora Comercial Mexicana    2,128,500        3,352
   Desc, Ser B*                       2,947,466          774
   Embotelladoras Arca                  191,800          412
   Empresas ICA Sociedad
     Controladora ADR (C)*              365,200          825
   Fomento Economico Mexicano ADR        71,082        4,970
   Grupo Bimbo, Ser A                   284,200          923
   Grupo Continental                    997,200        1,740
   Grupo Financiero Banorte             927,166        8,264
   Grupo Mexico, Ser B                  233,100          458
   Grupo Modelo, Ser C                  266,800          861
   Grupo Televisa ADR                   131,130        9,403
   Kimberly-Clark de Mexico, Ser A    1,032,931        3,889
   Telefonos de Mexico ADR, Ser L       483,451       10,283
   Urbi Desarrollos Urbanos*            207,100        1,536
   Wal-Mart de Mexico, Ser V            537,709        2,735
                                                  -----------
                                                      79,639
                                                  -----------
MOROCCO -- 0.2%
   Maroc Telecom                        190,000        2,039
                                                  -----------
PAKISTAN -- 0.0%
   Pakistan Telecommunication           507,500          523
                                                  -----------
PERU -- 0.1%
   Cia de Minas Buenaventura ADR         35,100        1,090
                                                  -----------


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
PHILIPPINES -- 0.4%
   ABS-CBN Broadcasting PDR*          1,275,900   $      319
   Bank of the Philippine Islands     1,436,689        1,333
   Manila Electric*                   1,230,700          461
   Philippine Long Distance
     Telephone ADR (C)                   47,700        1,452
   SM Investments                       246,490          959
   SM Prime Holdings                  3,605,000          463
                                                  -----------
                                                       4,987
                                                  -----------
POLAND -- 0.2%
   KGHM Polska Miedz                     36,696          531
   Opoczno*                              30,578          399
   Polish Oil & Gas*                    131,131          162
   Powszechna Kasa Oszczednosci
     Bank Polski                         79,500          771
   Telekomunikacja Polska               194,056        1,518
                                                  -----------
                                                       3,381
                                                  -----------
RUSSIA -- 6.7%
   AFK Sistema GDR                       81,491        1,996
   Evraz Group*                         117,400        2,113
   LUKOIL ADR                           625,786       36,139
   Mechel Steel Group OAO ADR            39,800        1,452
   MMC Norilsk Nickel ADR (C)            60,479        5,020
   Mobile Telesystems ADR               323,644       13,166
   NovaTek OAO GDR (A)*                  26,000          611
   OAO Gazprom ADR (C)                  148,074        9,921
   Sberbank*                             39,600        3,782
   Sberbank GDR*                         31,171        2,913
   Surgutneftegaz ADR (C)                66,175        3,573
   Uralsvyazinform ADR                   69,000          542
   Vimpel-Communications ADR*           215,815        9,591
                                                  -----------
                                                      90,819
                                                  -----------
SINGAPORE -- 0.1%
   Goodpack                             765,000          752
                                                  -----------
SOUTH AFRICA -- 8.7%
   ABSA Group (C)                       340,301        5,021
   Alexander Forbes                     551,161        1,244
   Anglo Platinum (C)                    46,209        2,725
   AngloGold Ashanti (C)                 55,188        2,395
   Aveng                                785,192        2,069
   Barloworld                           458,055        8,378
   Bidvest Group                        189,881        2,755
   Edgars Consolidated Stores           208,973        1,044
   FirstRand (C)                      1,431,825        3,817
   Gold Fields ADR                      238,200        3,461
   Illovo Sugar                         851,840        1,320
   Impala Platinum Holdings (C)          36,508        4,152



--------------------------------------------------------------------------------
20    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Imperial Holdings                    123,010   $    2,573
   JD Group                             257,664        3,143
   Kumba Resources                       85,107        1,318
   Liberty Group (C)                     83,490          844
   Massmart Holdings                  1,006,469        8,549
   Mittal Steel South Africa            217,939        1,942
   MTN Group (C)                        709,409        5,879
   Nampak (C)*                        1,253,025        3,132
   Naspers                              174,767        2,859
   Nedbank Group (C)                    435,395        6,314
   Network Healthcare Holdings          830,950          856
   Sanlam                             4,456,488        8,972
   Sappi (C)                            633,135        7,444
   Sasol                                455,331       17,640
   Shoprite Holdings                    282,960          768
   Standard Bank Group (C)              299,482        3,297
   Steinhoff International Holdings     528,179        1,637
   Telkom (C)                            98,930        1,963
                                                  -----------
                                                     117,511
                                                  -----------
SOUTH KOREA -- 17.4%
   Cheil Communications                   2,560          492
   CJ                                    22,930        1,623
   Daegu Bank                           273,940        3,340
   Daelim Industrial                     68,490        4,840
   Daewoo Shipbuilding & Marine
     Engineering                        270,350        6,100
   GS Holdings                           38,540          984
   Hankook Tire                         549,710        7,284
   Hynix Semiconductor*                 112,000        2,473
   Hyundai Department Store              12,750          858
   Hyundai Development                   28,450          901
   Hyundai Mobis                         26,590        2,188
   Hyundai Motor                        138,850       10,865
   Industrial Bank of Korea             113,810        1,442
   INI Steel                             19,290          500
   Kangwon Land                         163,404        2,793
   Kia Motors                            67,800        1,269
   Kookmin Bank                         434,840       25,677
   Kookmin Bank ADR (C)                 115,244        6,828
   Korea Electric Power                 243,920        8,338
   Korea Telecom Freetel*                22,200          557
   Korean Air Lines                     120,760        2,203
   Korean Reinsurance                   240,680        2,219
   KT ADR (C)                           257,477        5,794
   KT&G                                 107,480        4,665
   Kumho Tire                            97,950        1,707
   Kumho Tire GDR (A)*                   66,600          580
   LG Chem                               73,420        3,165
   LG Electronics                        62,620        4,203
   LG Philips LCD*                       80,990        3,352
   LG Philips LCD ADR*                   30,000          617
   POSCO                                 18,850        4,235
   POSCO ADR                             75,650        4,279


-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Pusan Bank                           182,960   $    1,994
   S-Oil                                 22,970        1,886
   Samsung Electro-Mechanics            100,840        2,861
   Samsung Electronics                  104,005       58,718
   Samsung Fire & Marine Insurance      108,146       11,214
   Samsung SDI                           19,538        2,035
   Shinhan Financial Group              209,720        7,310
   Shinsegae                             30,683       11,401
   SK                                    35,820        2,081
   SK Telecom                             8,653        1,682
   SK Telecom ADR                       341,102        7,450
   STX Pan Ocean*                     2,265,000        1,327
                                                  -----------
                                                     236,330
                                                  -----------
TAIWAN -- 13.2%
   Accton Technology*                 1,143,649          441
   Advanced Semiconductor
     Engineering                     10,395,285        7,017
   Asustek Computer                     781,017        2,095
   Benq                               1,980,300        1,719
   Catcher Technology                   603,355        4,373
   Cathay Financial Holding           5,290,180        9,868
   Chi Mei Optoelectronics              407,285          450
   China Motor                        1,764,130        1,499
   China Steel                        3,349,384        2,987
   Chinatrust Financial Holding      10,693,628        9,216
   Chunghwa Telecom                   4,592,000        8,026
   Chunghwa Telecom ADR                 112,400        2,080
   Compal Electronics                 8,324,754        8,215
   Delta Electronics                    671,852        1,148
   Elan Microelectronics                776,704          312
   Eva Airways                        7,544,291        2,989
   Far Eastern Textile                1,830,720        1,106
   Far EasTone Telecommunications     1,501,000        1,701
   First Financial Holding            3,304,350        2,425
   Formosa Chemicals & Fibre          1,100,000        1,661
   Formosa Plastics                     779,650        1,142
   Foxconn Technology                   365,200        1,530
   Fubon Financial Holding            2,837,000        2,599
   High Tech Computer                   446,832        5,446
   HON HAI Precision Industry         4,828,746       22,481
   Kindom Construction*                     295           --
   Makalot Industrial                   144,895          177
   MediaTek                              90,474          853
   Merry Electronics                    159,000          388
   Nan Ya Plastic                       448,115          539
   Nien Hsing Textile                 1,327,000          910
   Nien Made Enterprises              1,177,726        1,308
   Novatek Microelectronics           1,123,637        4,910
   Optimax Technology                 1,402,953        2,283
   President Chain Store                218,168          408
   Quanta Computer                    4,197,738        6,881
   Siliconware Precision Industries     440,843          445
   SinoPac Financial Holdings         7,011,230        3,264
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    21

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
   Sunplus Technology                   801,568   $      734
   Taishin Financial Holdings           705,886          414
   Taiwan Green Point Enterprise        279,296          795
   Taiwan Mobile                      2,525,632        2,405
   Taiwan Semiconductor
     Manufacturing                   15,596,501       25,050
   Taiwan Semiconductor
     Manufacturing ADR                  460,839        3,788
   Uni-President Enterprises            695,000          280
   Unimicron Technology                 925,197          684
   United Microelectronics           26,539,632       17,034
   United Microelectronics ADR           22,383           80
   Yageo*                             9,058,440        3,071
   Yuanta Core Pacific Securities        79,932           51
                                                  -----------
                                                     179,278
                                                  -----------
THAILAND -- 2.9%
   Advanced Info Service              1,677,300        4,411
   Asian Property Development         1,802,100          159
   Asian Property Development NVDR    3,762,300          332
   Bangkok Bank (C)                   1,478,300        4,104
   Bangkok Bank NVDR                    521,600        1,334
   Charoen Pokphand Foods             8,803,100        1,340
   CP Seven Eleven                    2,521,000          381
   Delta Electronics Thai               855,000          319
   Italian-Thai Development           2,587,500          617
   Italian-Thai Development NVDR        185,400           44
   Kasikornbank                         937,900        1,427
   Kasikornbank NVDR (C)              3,004,534        4,902
   Krung Thai Bank (C)               13,274,500        3,426
   Land and Houses NVDR (C)          15,840,900        3,279
   PTT                                  937,400        5,570
   Siam Cement (C)                      449,200        2,778
   Siam Commercial Bank               1,943,800        2,414
   Siam Makro                           478,400          734
   Sino Thai Engineering &
     Construction                       762,667          234
   Thai Airways International           917,900          833
   Thai Oil                             418,500          764
                                                  -----------
                                                      39,402
                                                  -----------
TURKEY -- 1.9%
   Akbank                               882,147        5,867
   Arcelik                              253,913        1,462
   Haci Omer Sabanci Holding            719,826        3,717
   Tupras Turkiye Petrol Rafine         107,185        1,888
   Turk Sise ve Cam Fabrikalari         184,320          586
   Turkcell Iletisim Hizmet             513,668        2,825
   Turkiye Garanti Bankasi*             817,128        2,441
   Turkiye Is Bankasi                 1,072,014        7,448
                                                  -----------
                                                      26,234
                                                  -----------

-------------------------------------------------------------
                                                 Market Value
Description                              Shares ($ Thousands)
-------------------------------------------------------------
UNITED KINGDOM -- 0.6%
   Anglo American                        95,020   $    2,841
   BHP Billiton (C)                     109,073        1,781
   Dimension Data Holdings (C)*         751,066          502
   Old Mutual                         1,075,163        2,639
                                                  -----------
                                                       7,763
                                                  -----------
UNITED STATES -- 0.0%
   Caspian Services*                     79,500          358
                                                  -----------
Total Common Stock
   (Cost $928,546) ($ Thousands)                   1,256,604
                                                  -----------

PREFERRED STOCK -- 4.0%
BRAZIL -- 3.3%
   Bradespar                             21,700          608
   Brasil Telecom                   160,758,500          767
   Braskem, Cl A                        347,400        3,565
   Caemi Mineracao e Metalurgica        737,900        1,169
   Centrais Eletricas Brasileiras,
     Cl B                            52,676,200        1,024
   Cia de Tecidos do Norte de
     Minas - Coteminas               18,242,000        1,730
   Cia Energetica de Minas Gerais   173,587,593        6,602
   Cia Paranaense de Energia        294,938,600        2,277
   Cia Siderurgica Belgo Mineira      2,105,400        1,388
   Cia Siderurgica de Tubarao         9,500,700          684
   Cia Vale do Rio Doce, Cl A            44,100        1,720
   Contax Participacoes                  11,147            7
   Duratex                              111,255        1,302
   Investimentos Itau                 1,918,577        5,492
   Klabin                               217,600          451
   Petroleo Brasileiro                  152,800        2,447
   Tam*                                 376,600        4,272
   Tele Norte Leste Participacoes        11,147          184
   Telecomunicacoes de Sao Paulo         87,976        1,752
   Telemar Norte Leste                  231,790        6,010
   Telemig Celular Participacoes    805,165,310        1,381
   Ultrapar Participacoes                36,300          620
                                                  -----------
                                                      45,452
                                                  -----------
SOUTH KOREA -- 0.7%
   Hyundai Motor                         73,890        3,760
   Hyundai Motor (Second Preferred)     103,470        5,483
                                                  -----------
                                                       9,243
                                                  -----------
Total Preferred Stock
   (Cost $33,335) ($ Thousands)                       54,695
                                                  -----------


--------------------------------------------------------------------------------
22    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                   ($ Thousands) (1) ($ Thousands)
-------------------------------------------------------------
COMMERCIAL PAPER (D) (E) -- 2.2%
UNITED STATES -- 2.2%
   ASAP Funding
        3.780%, 10/13/05                  2,500   $    2,497
   Ajax Bambino Funding
        3.680%, 10/04/05                  4,500        4,499
   Barton Capital
        3.860%, 10/03/05                  3,000        2,999
   Bavaria TRR
        3.700%, 10/06/05                  4,000        3,998
   Broadhollow Funding
        3.770%, 10/05/05                  1,000          999
   Freedom Park Capital
        3.690%, 10/13/05                  4,000        3,998
   Harwood Street Funding
        3.820%, 10/03/05                  2,500        2,497
   Harwood Street Funding II
        3.890%, 10/03/05                    500          500
   Kitty Hawk Funding
        3.790%, 10/03/05                  1,077        1,077
        3.780%, 10/11/05                    274          274
   Mitten RFC
        3.820%, 10/05/05                    500          500
        3.800%, 10/04/05                  2,500        2,499
   Park Granada
        3.830%, 10/03/05                  3,000        2,999
   Sheffield Receivables
        3.790%, 10/06/05                    800          800
                                                  -----------
Total Commercial Paper
   (Cost $30,136) ($ Thousands)                       30,136
                                                  -----------

CASH EQUIVALENTS -- 1.0%
UNITED STATES -- 1.0%
   Barclays Global Investors Funds,
     Prime Money Market Fund (D)      2,574,572        2,575
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+    10,631,726       10,632
   The Reserve Funds, Primary Fund,
     Cl 8 (D)                           241,838          242
                                                  -----------
Total Cash Equivalents
   (Cost $13,449) ($ Thousands)                       13,449
                                                  -----------



-------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                   ($ Thousands) (1) ($ Thousands)
-------------------------------------------------------------
TIME DEPOSITS -- 0.6%
   Brown Brothers Harriman
        5.450%, 10/03/05         ZAR      4,008   $      630
        3.639%, 10/03/05         GBP        116          206
        3.310%, 10/03/05                  6,501        6,501
        2.400%, 10/03/05         HKD      4,429          571
        1.590%, 10/03/05         SGD          6            4
        1.330%, 10/03/05         EUR         --           --
                                                  -----------
Total Time Deposits
   (Cost $7,912) ($ Thousands)                         7,912
                                                  -----------

EXCHANGE TRADED FUND -- 0.0%
UNITED STATES -- 0.0%
   iShares MSCI Emerging Markets
     Index Fund                           1,387          118
                                                  -----------
Total Exchange Traded Fund
   (Cost $112) ($ Thousands)                             118
                                                  -----------

                                      Number of
                                       Warrants
                                      ---------
EQUITY LINKED WARRANTS (B) -- 0.0%
MALAYSIA -- 0.0%
   IJM*                                      39            6
                                                  -----------
Total Equity Linked Warrants
   (Cost $1) ($ Thousands)                                 6
                                                  -----------

DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
        0.000%, 09/30/49                      8           --
                                                  -----------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                --
                                                  -----------





--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    23

SCHEDULE OF INVESTMENTS


Emerging Markets Equity Fund (Concluded)
September 30, 2005
-------------------------------------------------------------
                                    Face Amount  Market Value
Description                     (Thousands) (1) ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENTS (D) (G) -- 3.1%
   Bank of America
     3.850%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $17,005,454
     (collateralized by a FNMA
     obligation, par value $18,596,478,
     5.000%, 03/01/35; with a total
     market value of $17,340,000)        17,000   $   17,000
   Barclays Capital
     3.810%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $17,005,398
     (collateralized by a FNMA
     obligation, par value $17,664,000,
     0.000%, 03/13/06; with a total
     market value of $17,340,789)        17,000       17,000
   Goldman Sachs
     3.900%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $8,002,600
     (collateralized by a FNMA
     obligation, par value $8,723,671,
     5.500%, 02/01/25; with a total
     market value of $8,160,000)          8,000        8,000
                                                  -----------
Total Repurchase Agreements
   (Cost $42,000) ($ Thousands)                       42,000
                                                  -----------
Total Investments -- 103.7%
   (Cost $1,055,491) ($ Thousands)                $1,404,920
                                                  ===========


-------------------------------------------------------------

-------------------------------------------------------------
Percentages are based on Net Assets of $1,354,502 ($Thousands).
* Non-Income Producing Security
+ See Note 3 in Notes to Financial Statements.
(1) In U.S. Dollars, unless otherwise noted.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of September 30, 2005, the total value of these securities was $17,169 (Thousands), representing 1.27% of the Fund's net assets.
(B) Security considered illiquid. The total value of the security as of September 30, 2005 was $6 ($ Thousands) and represented 0.0% of Net Assets. See Note 2 discussing Equity-Linked Warrants.
(C) This security or a partial position of this security is on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 was $72,658 ($ Thousands) (See Note 8).
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2005 was $74,953 ($ Thousands) (See Note 8).
(E) The rate reported is the effective yield at time of purchase.
(F) Security is fair valued at $612 ($ Thousands) and represents 0.05% of net assets.
(G) Tri-Party Repurchase Agreements.
ADR -- American Depositary Receipt
Cl -- Class
EUR -- Euro
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
NVDR -- Non-Voting Depositary Receipt
PDR -- Philippine Depositary Receipt
Ser -- Series
SGD -- Singapore Dollar
ZAR -- South African Rand
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
24    SEI Institutional International Trust / Annual Report / September 30, 2005

International Fixed Income Fund

September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
[BAR GRAPH OMITTED]
59.1%       Government
29.5%       Financials
4.4%        Cash Equivalents
2.6%        U.S. Treasury Obligations
2.5%        Industrials
1.1%        Utilities
0.8%        Telecommunication Services

+Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 8).
 Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
GLOBAL BONDS -- 82.1%
AUSTRIA -- 0.6%
   Republic of Austria
        3.800%, 10/20/13                 4,220      $  5,366
                                                    --------
BELGIUM -- 0.6%
   Kingdom of Belgium, Ser 31
        5.500%, 03/28/28                 3,300         5,147
                                                    --------
CANADA -- 1.4%
   Ford Credit Canada
        7.250%, 12/07/07          GBP      300           531
   Government of Canada
        6.000%, 06/01/11                 3,700         3,560
        4.875%, 07/07/08          EUR    1,000         1,281
   Government of Canada, Ser WL43
        5.750%, 06/01/29                 4,800         5,056
   Province of Ontario
        1.875%, 01/25/10          JPY  170,000         1,579
                                                    --------
                                                      12,007
                                                    --------
CAYMAN ISLANDS -- 0.4%
   BES Finance
        6.250%, 05/17/11          EUR    1,000         1,389
   Mizuho Financial Group
        4.750%, 04/15/14          EUR    1,380         1,754
                                                    --------
                                                       3,143
                                                    --------
DENMARK -- 3.4%
   Kingdom of Denmark
        6.000%, 11/15/11                40,000         7,629
        5.000%, 11/15/13 (A)           118,000        21,891
                                                    --------
                                                      29,520
                                                    --------
FINLAND -- 3.0%
   Government of Finland
        4.250%, 07/04/15                19,680        25,996
                                                    --------


-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
FRANCE -- 8.2%
   Caisse Nationale des Autoroutes
        4.500%, 03/28/18                 1,500      $  2,012
   Caisse Refinancement de l'Habitat
        4.250%, 10/25/14                   600           780
   Carrefour
        4.375%, 06/15/11                 1,000         1,286
   Casino Guichard Perrachon
        6.000%, 03/06/08                 1,000         1,282
   France Telecom MTN, Ser E
        8.125%, 01/28/33                   300           558
   Government of France
        5.750%, 10/25/32 (A)            16,720        27,615
        5.500%, 04/25/07                 5,000         6,317
        4.000%, 04/25/09                 3,000         3,792
        4.000%, 04/25/13                10,400        13,406
        4.000%, 10/25/13                 9,000        11,604
   Veolia Environnement
        5.875%, 06/27/08                 2,740         3,574
                                                    --------
                                                      72,226
                                                    --------
GERMANY -- 7.8%
   Allgemeine Hypothekenbank Rheinboden
        5.750%, 09/15/08                 6,100         8,000
   Commerzbank
        5.500%, 10/25/11                 1,000         1,368
   Deutsche Bank
        4.250%, 07/28/09                 1,000         1,277
   Deutsche Bundesrepublik
        5.500%, 01/04/31                 4,100         6,503
        5.250%, 01/04/08                 5,000         6,394
        5.000%, 01/04/12                 4,000         5,349
        4.750%, 07/04/34                 4,000         5,825
        3.250%, 07/04/15 (A)            10,300        12,518
   Deutsche Pfandbriefbank
        4.500%, 01/15/18                 2,400         3,201
   Eurohypo
        4.500%, 01/21/13                 3,700         4,884
   Hypothekenbank in Essen
        2.750%, 07/25/07                 6,100         7,400
   Kreditanstalt fuer Wiederaufbau
        5.500%, 01/22/18                   500           733
   Landwirtschaftliche Rentenbank
        1.375%, 04/25/13          JPY   70,000           625
   Rheinische Hypothekenbank
        5.750%, 07/05/10                 3,700         5,043
                                                    --------
                                                      69,120
                                                    --------
GUERNSEY -- 0.2%
   Credit Suisse Group Finance
        6.375%, 06/07/13          EUR    1,500         2,182
                                                    --------




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    25

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
ICELAND -- 1.5%
   Housing Finance Fund
        3.750%, 06/15/44               790,453      $ 13,039
                                                    --------
ITALY -- 6.9%
   Buoni Poliennali Del Tesoro
        7.750%, 11/01/06                 6,200         7,910
        5.750%, 02/01/33                10,170        16,227
        5.250%, 11/01/29                 6,000         8,862
        5.000%, 05/01/08                 7,200         9,217
        4.250%, 08/01/13                 9,200        11,941
   Republic of Italy
        3.800%, 03/27/08          JPY   34,000           326
   Sanpaolo IMI MTN, Ser E
        6.375%, 04/06/10                 4,300         5,927
                                                    --------
                                                      60,410
                                                    --------
JAPAN -- 14.6%
   Abbott Japan
        1.050%, 11/06/08               120,000         1,072
   Government of Japan 10 Year
     Bond, Ser 242
        1.200%, 09/20/12             3,667,000        32,560
   Government of Japan 20 Year
     Bond, Ser 65
        1.900%, 12/20/23             1,300,000        11,410
   Government of Japan 20 Year
     Bond, Ser 72
        2.100%, 09/20/24             1,318,000        11,801
   Government of Japan 20 Year
     Bond, Ser 73
        2.000%, 12/20/24               170,000         1,497
   Government of Japan 5 Year
     Bond, Ser 20
        0.500%, 06/20/07             1,500,000        13,306
   Government of Japan 5 Year
     Bond, Ser 25
        0.300%, 03/20/08             3,000,000        26,456
   Government of Japan 5 Year
     Bond, Ser 31
        0.600%, 09/20/08               500,000         4,434
   Government of Japan 5 Year
     Bond, Ser 39
        0.800%, 09/20/09             1,000,000         8,886
   Government of Japan CPI Linked
     Bond
        0.800%, 09/10/15             1,297,000        11,407
   Japan Finance for Municipal
     Enterprises
        1.350%, 11/26/13               500,000         4,442
   Sumitomo Mitsui Banking
        4.375%, 10/27/14          EUR      830         1,049
                                                    --------
                                                     128,320
                                                    --------

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
LUXEMBOURG -- 0.3%
   Telecom Italia Finance MTN,
     Ser E
        6.375%, 04/20/06                 2,040      $  2,510
                                                    --------
MALAYSIA -- 0.8%
   Government of Malaysia
        7.500%, 07/15/11          USD    6,000         6,810
                                                    --------
MEXICO -- 3.6%
   Mexican Bonos, Ser M
        9.000%, 12/22/11                15,000         1,425
   Mexican Bonos, Ser M10
        9.500%, 12/18/14                52,800         5,184
   Mexican Bonos, Ser M20
       10.000%, 12/05/24                43,170         4,442
   United Mexican States
        6.625%, 03/03/15          USD   12,100        13,147
   United Mexican States MTN
        5.875%, 01/15/14          USD    7,600         7,858
                                                    --------
                                                      32,056
                                                    --------
NETHERLANDS -- 6.4%
   ABN Amro Bank MTN, Ser E
        5.375%, 09/08/09                 1,000         1,324
   Allianz Finance II
        5.625%, 11/29/12                 1,000         1,395
   Arena, Ser 2003-1, Cl A2
        4.300%, 05/19/55                 9,000        11,542
   BMW Finance MTN
        5.000%, 08/06/18                   700           948
   Bank Nederlandse Gemeenten MTN,
     Ser E
        5.625%, 10/25/10                 1,000         1,371
   Deutsche Telekom International
     Finance
        8.125%, 05/29/12                 2,000         3,090
   Dresdner Finance
        4.000%, 01/19/07                 1,000         1,230
   E.ON International Finance MTN,
     Ser E
        5.750%, 05/29/09                 6,515         8,643
   EADS Finance MTN, Ser E
        4.625%, 03/03/10                 2,130         2,742
   Generali Finance
        4.750%, 05/12/14                   500           673
   Government of Netherlands
        7.500%, 01/15/23                 1,670         3,062
        3.750%, 07/15/09                 6,000         7,541
   ING Bank MTN, Ser E
        5.500%, 01/04/12                 1,000         1,366
   RWE Finance MTN, Ser E
        6.250%, 06/03/30          GBP      200           407
   Rabobank Nederland MTN, Ser E
        4.250%, 04/25/13                 1,000         1,298



--------------------------------------------------------------------------------
26    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   Saecure, Ser 5, Cl A
        2.238%, 05/25/42                   953      $  1,148
   Saecure, Ser A2
        5.710%, 11/25/07                 6,000         7,687
   Saint-Gobain Nederland
        5.000%, 04/16/10                 1,000         1,299
                                                    --------
                                                      56,766
                                                    --------
NEW ZEALAND -- 3.1%
   Government of New Zealand,
     Ser 709
        7.000%, 07/15/09                37,650        27,035
                                                    --------
POLAND -- 0.1%
   Republic of Poland
        4.200%, 04/15/20          EUR    1,000         1,280
                                                    --------
SPAIN -- 1.3%
   Government of Spain
        6.150%, 01/31/13                 2,800         4,076
        6.000%, 01/31/08                 4,300         5,598
        6.000%, 01/31/29                 1,000         1,668
        5.150%, 07/30/09                   300           395
                                                    --------
                                                      11,737
                                                    --------
SWEDEN -- 2.2%
   Kingdom of Sweden
        3.500%, 12/01/28                10,260         2,037
   Kingdom of Sweden, Ser 1043
        5.000%, 01/28/09                95,060        13,265
   Nordea Bank
        6.000%, 12/13/10          EUR    3,700         4,491
                                                    --------
                                                      19,793
                                                    --------
UNITED KINGDOM -- 9.9%
   Abbey National Treasury
     Services
        5.375%, 12/30/09                   700         1,276
   Aviva
        5.700%, 09/29/49          EUR    1,900         2,616
   Bank of Scotland MTN, Ser E
        6.125%, 02/05/13          EUR    2,630         3,771
        5.500%, 10/29/12                 2,390         3,299
   Barclays Bank MTN, Ser E
        5.750%, 09/14/26                   500           977
   British Telecommunications
        5.750%, 12/07/28                   200           358
   Chester Asset Receivables
        6.125%, 10/15/10          EUR    8,770        12,119
   Compass Group MTN, Ser E
        6.000%, 05/29/09          EUR    1,410         1,861


-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   GUS
        6.375%, 07/16/09                   700      $  1,298
   Halifax MTN, Ser E
        6.375%, 04/03/08                   500           922
   Hilton Group Finance MTN,
     Ser E
        6.500%, 07/17/09          EUR    1,150         1,550
   Imperial Tobacco Finance MTN,
     Ser E
        6.250%, 06/06/07          EUR    1,510         1,929
   Lloyds TSB Bank MTN, Ser E
        6.625%, 03/30/15                   400           801
   MBNA Europe Funding MTN,
     Ser E
        4.500%, 01/23/09          EUR    1,000         1,269
   NGG Finance
        6.125%, 08/23/11          EUR    1,000         1,395
   National Grid
        6.500%, 07/27/28                   500         1,048
   National Westminster Bank
        6.500%, 09/07/21                   400           829
   Permanent Financing
        5.100%, 06/11/07          EUR    9,200        11,548
   Telereal Securitisation
        5.389%, 12/10/31                   979         1,832
   United Kingdom Treasury
        5.750%, 12/07/09                 1,500         2,808
        5.000%, 09/07/14                 2,000         3,723
        4.750%, 06/07/10                 5,890        10,657
        4.750%, 12/07/38                 3,280         6,338
        4.250%, 06/07/32                 5,090         9,009
   United Utilities Water MTN,
     Ser E
        6.625%, 11/08/07          EUR    2,180         2,840
   Vodafone Group MTN, Ser E
        5.900%, 11/26/32                   500           972
                                                    --------
                                                      87,045
                                                    --------
UNITED STATES -- 4.9%
   American Express Credit
     MTN, Ser E
        5.625%, 08/18/09          GBP      800         1,460
   Chase Credit Card Master Trust,
     Ser 1998-4
        5.000%, 08/15/08          EUR    7,200         9,219
   Citibank Credit Card Issurance
     Trust
        5.375%, 04/10/13          EUR    6,800         9,170
   Citigroup
        0.800%, 10/30/08          JPY  200,000         1,777
   DaimlerChrysler MTN, Ser E
        4.125%, 01/23/09          EUR    1,000         1,245
   Dow Chemical MTN, Ser E
        5.625%, 10/17/07          EUR    1,000         1,275




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    27

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   General Electric Capital MTN,
     Ser E
        1.400%, 11/02/06          JPY  100,000      $    894
        0.750%, 02/05/09          JPY   70,000           620
   Genworth Financial
        1.600%, 06/20/11          JPY  160,000         1,423
   Goldman Sachs Group
        5.125%, 04/24/13          EUR    1,000         1,343
   HSBC Finance
        6.125%, 01/22/10          GBP      600         1,114
   KFW International Finance
        1.750%, 03/23/10          JPY  250,000         2,311
   MBNA Credit Card Master Trust,
     Ser 2002-A2, Cl A
        5.600%, 07/17/14          EUR    6,650         9,174
   Pfizer
        0.800%, 03/18/08          JPY   23,000           204
   Toyota Motor Credit
        0.750%, 06/09/08          JPY  180,000         1,599
   United Parcel Service MTN,
     Ser E
        5.500%, 02/12/31          GBP      400           780
                                                    --------
                                                      43,608
                                                    --------
SUPRA-NATIONAL -- 0.9%
   European Investment Bank
        6.000%, 12/07/28          GBP      300           643
        5.375%, 10/15/12          EUR    1,000         1,388
        4.500%, 12/07/07          GBP      200           354
        3.250%, 10/15/08          EUR    1,000         1,233
        2.750%, 12/15/06          EUR    1,000         1,212
   Inter-American Development
     Bank
        5.750%, 12/07/09          GBP      300           557
   International Bank for
     Reconstruction & Development
        5.750%, 06/07/32          GBP      400           848
        2.000%, 02/18/08          JPY  115,000         1,052
   International Finance
        5.375%, 12/07/28          GBP      300           595
                                                    --------
                                                       7,882
                                                    --------
Total Global Bonds
   (Cost $717,592) ($ Thousands)                     722,998
                                                    --------

COMMERCIAL PAPER (C) -- 5.6%
UNITED STATES -- 5.6%
   ANZ
        4.016%, 11/15/05                10,500        10,451
   Abn-Amro Finance
        3.762%, 10/28/05                10,000         9,971
   Altius I Funding (B)
        3.864%, 10/27/05                 1,521         1,515



-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   Arlington Funding (B)
        3.857%, 10/14/05                 1,110      $  1,108
   Brahms Funding (B)
        3.861%, 10/26/05                   406           404
   Buckingham (B)
        3.940%, 11/14/05                   185           184
   Cre-8 Funding (B)
        3.908%, 11/01/05                   507           505
        3.902%, 10/28/05                 1,014         1,011
        3.862%, 10/19/05                   507           505
        3.762%, 10/07/05                   304           303
   Davis Square V Funding (B)
        3.934%, 11/02/05                 2,028         2,020
        3.932%, 10/28/05                   101           101
   HBOS Treasury Services
        3.896%, 12/01/05                 3,400         3,378
   Main Street Warehouse Funding (B)
        3.881%, 10/24/05                 1,014         1,011
   Natexis USA (C)
        3.475%, 10/11/05                 1,000           999
        3.704%, 12/06/05                 3,000         2,980
        3.938%, 12/28/05                 1,000           991
   Rams Funding (B)
        3.879%, 10/18/05                 1,098         1,096
        3.863%, 10/27/05                 1,077         1,074
        3.861%, 10/20/05                   347           346
        3.861%, 10/19/05                   494           493
   Rhineland Funding (B)
        4.027%, 11/28/05                   229           228
        3.871%, 10/24/05                   386           385
   Societe Generale
        3.764%, 11/01/05                 5,000         4,985
   Societe Generale (North America)
        3.745%, 10/05/05                 3,500         3,498
                                                    --------
Total Commercial Paper
   (Cost $49,542) ($ Thousands)                       49,542
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%
   FHLMC
        5.125%, 01/15/12          EUR    3,000         4,062
        4.750%, 01/15/13          EUR    1,000         1,338
   FNMA
        3.460%, 10/12/05 (C)            20,000        19,982
        3.407%, 10/19/05 (A) (C)         5,000         4,994
        1.750%, 03/26/08          JPY  240,000         2,193
   SLMA
        3.800%, 06/17/10          EUR    3,500         4,387
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $36,926) ($ Thousands)                       36,956
                                                    --------




--------------------------------------------------------------------------------
28    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
CORPORATE OBLIGATIONS (D) -- 4.0%
UNITED KINGDOM -- 0.2%
   Granite Master Issuer, Ser 2005-1,
     Cl A5
        2.234%, 12/20/54                 1,500      $  1,808
                                                    --------
UNITED STATES -- 3.8%
   Allstate Life Global Funding II,
     MTN (B) (E)
        3.788%, 10/16/06                   466           466
   American General Finance (B) (E)
        3.768%, 10/16/06                 3,275         3,275
   American General Finance MTN,
     Ser F (B) (E)
        5.875%, 07/14/06                   101           103
   CCN Bluegrass (B)
        3.859%, 08/18/06                   659           659
   CIT Group MTN (B)
        3.790%, 05/12/06                 2,535         2,535
        3.714%, 04/19/06                   253           254
   Caterpillar Financial Services MTN,
     Ser F (B)
        3.670%, 07/10/06                   507           507
   Countrywide Financial Services MTN,
     Ser A (B)
        3.920%, 09/13/06                 1,876         1,876
   Countrywide Home Loans MTN,
     Ser A (B)
        3.760%, 07/31/06                   507           507
   Countrywide Home Loans MTN,
     Ser M (B)
        3.851%, 11/30/05                   649           649
        3.760%, 01/31/06                   223           223
   Dekabank (B) (E)
        3.614%, 08/19/06                 1,876         1,875
   Irish Life & Permanent MTN,
     Ser X (B) (E)
        3.812%, 09/21/06                 1,348         1,348
   Islandsbanki (B) (E)
        3.869%, 09/22/06                   862           862
   Jackson National Life Funding
     (B) (E)
        3.693%, 10/02/06                 2,231         2,231
   K2 LLC MTN (B) (E)
        3.809%, 12/12/05                    61            61
   Liberty Lighthouse US Capital
     MTN (B) (E)
        3.688%, 05/10/06                 1,014         1,013
   Morgan Stanley EXL (B)
        3.670%, 10/03/06                   507           507
   Morgan Stanley EXL, Ser S (B)
        3.710%, 10/04/06                   355           355
   Natexis Banques (B) (E)
        3.810%, 10/16/06                   989           988
   Nationwide Building Society
     (B) (E)
        4.030%, 07/28/06                   507           507
        3.689%, 01/06/06                 1,014         1,014


-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   Nordbank (B) (E)
        3.830%, 09/25/06                 1,724      $  1,723
   Northern Rock (B) (E)
        3.690%, 10/03/06                 1,044         1,044
   Pacific Life Global Funding
     (B) (E)
        3.760%, 10/13/06                   760           760
   Premium Asset Trust,
     Ser 2004-01 (B) (E)
        3.800%, 02/06/06                 1,054         1,055
   Premium Asset Trust,
     Ser 2004-06 (B) (E)
        3.941%, 06/30/06                   963           964
   Premium Asset Trust,
     Ser 2004-10 (B) (E)
        3.778%, 10/16/06                 1,419         1,419
   SLM EXL, Ser S (B) (E)
        3.768%, 10/16/06                 1,115         1,115
   SLM MTN, Ser X (B) (E)
        3.796%, 10/20/06                 2,028         2,028
   Skandinav Enskilda Bank (B)
        3.779%, 10/17/06                 1,115         1,115
   White Pine Finance LLC MTN,
     Ser 1 (B) (E)
        3.663%, 11/01/05                   446           447
                                                    --------
                                                      33,485
                                                    --------
Total Corporate Obligations
   (Cost $35,362) ($ Thousands)                       35,293
                                                    --------

U.S. TREASURY OBLIGATIONS -- 2.8%
UNITED STATES -- 2.8%
   U.S. Treasury Bills
        3.475%, 11/17/05 (A) (C)        10,000         9,955
        3.358%, 10/27/05 (2)             4,550         4,541
   U.S. Treasury Bonds (A)
        7.625%, 02/15/25                 3,450         4,762
   U.S. Treasury Inflationary
     Index Notes
        3.375%, 04/15/32                   592           782
        2.375%, 01/15/25 (A)             4,187         4,480
                                                    --------
Total U.S. Treasury Obligations
   (Cost $24,582) ($ Thousands)                       24,520
                                                    --------

TIME DEPOSITS -- 2.7%
   Brown Brothers Harriman
        5.750%, 10/03/05          NZD        1             1
        3.310%, 10/03/05                23,642        23,642
        1.330%, 10/03/05          EUR      246           296
        0.650%, 10/03/05          SEK    1,258           163
                                                    --------
Total Time Deposits
   (Cost $24,102) ($ Thousands)                       24,102
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    29

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.0%
UNITED STATES -- 2.0%
   BNP Paribas
        3.630%, 11/01/05                 1,000      $  1,000
   Dresdner Bank
        3.595%, 10/25/05                13,000        13,000
        3.480%, 10/07/05                 4,000         4,000
                                                    --------
Total Certificates of Deposit
   (Cost $18,000) ($ Thousands)                       18,000
                                                    --------

ASSET-BACKED SECURITIES (B)(D) (E) -- 1.2%
UNITED STATES -- 1.2%
   Blue Heron Funding, Ser 9A, Cl A1
        3.860%, 02/22/06                 1,014         1,014
   CCN Independence
        3.838%, 07/17/06                   355           355
   CCN Independence IV
        3.842%, 10/17/05                   558           558
   Capital Auto Receivables Asset Trust,
     Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06                 1,029         1,029
   Cheyne High Grade, Ser 2004-1A,
     Cl A1
        3.780%, 11/10/05                   583           583
   Commodore, Ser 2003-2A, Cl A1MM
        3.914%, 12/12/38                   466           466
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1
        3.788%, 01/15/06                   134           134
   Duke Funding, Ser 2004-6B, Cl A1S1
        3.630%, 10/10/06                   760           760
   Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE
        3.880%, 06/25/06                 1,014         1,014
   Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        3.902%, 11/18/05                   892           892
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        3.880%, 11/25/05                 1,200         1,200
   RMAC, Ser 2004-NS3A, Cl A1
        3.728%, 09/12/06                   332           332
   Saturn Ventures II
        3.749%, 02/07/06                 1,014         1,014
   TIAA Real Estate, Ser 2003-1A,
     Cl A1
        3.868%, 09/28/06                   655           655
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMD
        3.890%, 06/15/06                   253           253
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME
        3.890%, 09/15/06                   152           152
                                                    --------
Total Asset-Backed Securities
   (Cost $10,411) ($ Thousands)                       10,411
                                                    --------

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
MASTER NOTES (B)(D) -- 0.4%
UNITED STATES -- 0.4%
   Bank of America
        4.018%, 10/03/05                 2,535      $  2,535
   Bear Stearns
        4.113%, 10/03/05                 1,216         1,216
                                                    --------
Total Master Notes
   (Cost $3,751) ($ Thousands)                         3,751
                                                    --------

REPURCHASE AGREEMENTS (B) (F) -- 1.5%
   Barclays Capital
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $6,355,686
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $1,055,246-$4,222,647,
     1.875%-7.250%, 06/15/06-01/15/10;
     with a total market value
     of $6,486,434)                      6,355         6,355
   Deutsche Bank
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $4,969,018
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $419,560-$1,041,680,
     0.000%-5.875%, 10/07/07-09/29/25;
     with a total market value
     of $5,067,877)                      4,968         4,968
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $1,368,870
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $54,749-$765,411,
     0.000%-3.500%, 08/15/06-04/15/30,
     with a total market value
     of $1,396,147)                      1,369         1,369
                                                    --------
Total Repurchase Agreements
   (Cost $12,692) ($ Thousands)                       12,692
                                                    --------
Total Investments -- 106.5%
   (Cost $932,960) ($ Thousands)                    $938,265
                                                    ========




--------------------------------------------------------------------------------
30    SEI Institutional International Trust / Annual Report / September 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $880,923 ($ Thousands).
(1) In local currency unless otherwise indicated.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(A) This security or a partial position of this security is on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 was $69,548 ($ Thousands) (See Note 8).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2005 was $72,628 ($ Thousands) (See Note 8).
(C) The rate reported is the effective yield at time of purchase.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2005.
(E) This security, which was purchased with cash collateral held from securities lending, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(F) Tri-Party Repurchase Agreements.
CDO -- Collateralized Debt Obligation
Cl -- Class
EUR -- Euro
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium term note
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
SLMA -- Student Loan Marketing Association
USD -- U.S. Dollar


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    31

SCHEDULE OF INVESTMENTS


International Fixed Income Fund (Concluded)

September 30, 2005

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at September 30, 2005 (See Note 2 in Notes to Financial Statements):

                                                                                                              Unrealized
                                    Currency to                       Currency to                          Appreciation/
Settlement                              Deliver                           Receive       Contract Value    (Depreciation)
Date                                (Thousands)                       (Thousands)        ($ Thousands)     ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------
12/21/05                 USD             40,863             AUD            54,231            $  41,270           $   407
11/16/05 - 12/21/05      USD             36,735             CAD            43,911               37,899             1,164
12/21/05                 EUR             16,507             CHF            25,430               19,873              (107)
11/16/05                 USD             14,170             CHF            17,530               13,655              (515)
12/21/05                 USD                 65             CLP            35,000                   66                 1
12/21/05                 USD                652             CZK            15,200                  622               (30)
12/21/05                 CHF              1,300             EUR               843                1,021                 5
11/16/05                 GBP              3,838             EUR             5,600                6,765               (19)
11/16/05                 JPY          3,353,223             EUR            24,830               29,998               264
12/21/05                 SEK                400             EUR                43                   52                --
11/16/05 - 12/21/05      USD            129,728             EUR           105,161              127,066            (2,662)
11/16/05                 EUR              2,650             GBP             1,841                3,255                53
11/16/05 - 12/21/05      USD             84,585             GBP            47,480               83,910              (675)
11/16/05 - 12/21/05      USD              1,813             HUF               366                1,761               (52)
11/16/05                 EUR              1,720             ISK           138,777                2,262               184
11/16/05                 USD                181             ISK            11,813                  192                11
11/16/05                 EUR             21,950             JPY         2,957,084               26,221              (298)
11/16/05 - 12/21/05      USD            252,487             JPY        27,789,547              246,747            (5,740)
11/16/05 - 12/21/05      USD             18,004             KRW        18,453,344               17,741              (263)
11/16/05 - 12/21/05      USD             11,299             MXP           123,032               11,327                28
11/16/05 - 12/21/05      USD              1,905             NOK            12,160                1,870               (35)
11/16/05                 USD              6,683             NZD             9,765                6,743                60
11/16/05 - 12/21/05      USD              4,211             PLZ            13,863                4,269                58
12/21/05                 EUR              6,384             SEK            59,400                7,728                 1
11/16/05                 USD              2,671             SEK            20,615                2,675                 4
11/16/05 - 12/21/05      USD              2,344             SGD             3,907                2,319               (25)
12/21/05                 USD                 53             SIT            10,320                   52                (1)
12/21/05                 USD                214             SKK             6,550                  204               (10)
12/21/05                 USD                801             THB            33,000                  801                --
11/16/05 - 12/21/05      USD              4,716             ZAR            30,868                4,834               118
12/21/05                 AUD              2,420             USD             1,833                1,841                (8)
11/16/05 - 12/21/05      CAD             20,034             USD            16,735               17,295              (560)
11/16/05                 CHF             23,444             USD            18,481               18,261               220
11/16/05 - 12/21/05      DKK            135,321             USD            22,238               21,922               316
11/16/05 - 12/21/05      EUR            165,100             USD           202,850              199,571             3,279
11/16/05 - 12/21/05      GBP              9,880             USD            17,494               17,463                31
11/16/05                 ISK            678,914             USD            10,416               11,065              (649)
11/16/05 - 12/21/05      JPY          8,445,243             USD            76,278               74,917             1,361
11/16/05 - 12/21/05      KRW          2,081,560             USD             2,021                2,001                20
11/16/05                 MXP            167,392             USD            15,411               15,419                (8)
11/16/05 - 12/21/05      NZD             45,345             USD            30,633               31,305              (672)
12/21/05                 PLZ                220             USD                67                   67                --
11/16/05 - 12/21/05      SEK             83,611             USD            11,151               10,876               275
12/21/05                 SGD                120             USD                71                   71                --
12/21/05                 ZAR                400             USD                63                   63                --
                                                                                            ----------           -------
                                                                                            $1,125,335           $(4,469)
                                                                                            ==========           =======

AUD -- Australian Dollar     GBP -- British Pound Sterling    NZD -- New Zealand Dollar        USD -- U.S. Dollar
CAD-- Canadian Dollar        HUF-- Hungarian Forint           PLZ-- Polish Zloty               ZAR-- South African Rand
CHF -- Swiss Franc           ISK -- Iceland Koruna            SEK -- Swedish Krona
CLP -- Chilean Peso          JPY -- Japanese Yen              SGD -- Singapore Dollar
CZK-- Czech Koruna           KRW-- South Korean Won           SIT-- Slovenia Tolar
DKK -- Danish Krone          MXP -- Mexican Peso              SKK -- Slovokia Koruna
EUR -- Euro                  NOK -- Norwegian Krone           THB -- Thai Baht



--------------------------------------------------------------------------------
32    SEI Institutional International Trust / Annual Report / September 30, 2005

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2005, is as follows (See Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
                                                    Number of            Contract                         Appreciation/
                                                    Contracts               Value         Expiration     (Depreciation)
Type of Contract                               (Long/(Short))       ($ Thousands)            Date         ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------
Australian 10 Year Bond                                 (253)          $(146,446)        December 2005          $  289
Australian 3 Year Bond                                    29               5,851         December 2005             (10)
Australian 90-Day Bank Bill                              (65)            (11,217)        December 2005              -
Australian 90-Day Bank Bill                             (135)            (23,295)         March 2006                33
Australian 90-Day Bank Bill                               37               6,393           June 2006               (16)
Australian 90-Day Bank Bill                               14               2,417        September 2006              (8)
90 Day LIBOR                                             124              26,187         December 2005             (22)
90 Day LIBOR                                             302              63,845          March 2006               (50)
90 Day LIBOR                                              24               5,075           June 2006                -
90 Day LIBOR                                             (20)             (4,229)       September 2006               1
Canadian 10 Year Bond                                     99               9,817         December 2005             (83)
Canadian 3-Month Bankers Acceptance                       56              11,665         December 2005             (26)
Canadian 3-Month Bankers Acceptance                      160              33,266          March 2006               (81)
Canadian 3-Month Bankers Acceptance                       58              12,045           June 2006               (39)
Canadian 3-Month Bankers Acceptance                       (2)               (415)       September 2006               1
3 Month Euro Euribor                                     (69)            (20,337)        December 2005               7
3 Month Euro Euribor                                    (177)            (52,117)         March 2006                47
3 Month Euro Euribor                                     (63)            (18,528)          June 2006                31
3 Month Euro Euribor                                     (43)            (12,635)       September 2006              22
Euro-Bobl                                                125              17,180         December 2005            (132)
Euro Bund                                               (134)            (19,795)        December 2005               7
Japan 10 Year Bond                                        72              87,443         December 2005          (1,284)
3-Month EuroYen                                         (223)            (49,134)        December 2005              (3)
3-Month EuroYen                                         (659)           (145,090)         March 2006                35
3-Month EuroYen                                         (293)            (64,457)          June 2006                18
3-Month EuroYen                                            7               1,538        September 2006              (1)
10 Year U.K. Gilt                                       (118)            (23,533)        December 2005             143
U.S. 10 Year Treasury Note                            (1,073)           (117,946)        December 2005           1,170
U.S. Long Treasury Bond                                 (139)            (15,902)        December 2005             252
U.S. 2 Year Treasury Note                                 28               5,765         December 2005             (14)
U.S. 5 Year Treasury Note                               (257)            (27,463)        December 2005             190
90-Day Eurodolllar                                       (73)            (17,450)        December 2005              32
90-Day Eurodolllar                                      (106)            (25,294)         March 2006                36
90-Day Eurodolllar                                       144              34,342           June 2006               (66)
90-Day Eurodolllar                                        31               7,392        September 2006             (21)
                                                                                                                ------
                                                                                                                $  458
                                                                                                                ======




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    33

SCHEDULE OF INVESTMENTS


Emerging Markets Debt Fund
September 30, 2005
-------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
[BAR GRAPH OMITTED]

71.5%   Government
18.0%   Financials
8.1%    Cash Equivalents
1.1%    Energy
0.8%    Basic Materials
0.3%    Industrials
0.1%    Utilities
0.1%    Consumer Discretionary
+Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 8).
-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
GLOBAL BONDS -- 85.6%
ARGENTINA -- 3.4%
   Empressa Distribuidora de
     Electricidad de Mendoza
     MTN, Ser E (I) (L)
        0.000%, 01/10/03                 5,000    $    1,750
   Republic of Argentina
        8.280%, 12/31/33                 1,951         2,012
        7.820%, 12/31/33       EUR         659           821
        5.830%, 12/31/33                21,863         9,709
        4.005%, 08/03/12 (F)            21,641        17,345
        1.330%, 12/31/38       ARA      15,935         6,294
   Republic of Argentina MTN,
     Ser E
        8.750%, 02/04/49       EUR       1,375           539
        7.625%, 08/11/07 (B)   ITL   2,255,000           425
                                                  -----------
                                                      38,895
                                                  -----------
BRAZIL -- 16.2%
   Federal Republic of Brazil
       11.000%, 08/17/40 (C)            52,057        63,822
       10.500%, 07/14/14                 1,850         2,239
       10.125%, 05/15/27                 6,605         7,913
        8.875%, 04/15/24                 3,700         3,948
        8.000%, 01/15/18 (C)            70,611        74,777
        4.250%, 04/15/09 (F)             4,739         4,703
   Federal Republic of Brazil,
     Ser 15YR (C) (F)
        4.313%, 04/15/09                   764           759
   Federal Republic of Brazil,
     Ser 18YR (C) (F)
        4.313%, 04/15/12                27,313        26,886
                                                  -----------
                                                     185,047
                                                  -----------
BULGARIA -- 0.8%
   Republic of Bulgaria
   Registered
        8.250%, 01/15/15                 7,100         8,715
                                                  -----------


-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
CHILE -- 1.0%
   Codelco
        5.500%, 10/15/13                 2,450    $    2,524
   Republic of Chile
        7.125%, 01/11/12                 5,375         6,051
        5.500%, 01/15/13                 2,400         2,501
                                                  -----------
                                                      11,076
                                                  -----------
COLOMBIA -- 4.7%
   Republic of Colombia
       11.750%, 02/25/20                13,245        18,424
       10.750%, 01/15/13 (C)             5,550         6,974
       10.375%, 01/28/33 (C)             9,100        11,875
       10.000%, 01/23/12 (C)             2,050         2,470
        8.250%, 12/22/14                 5,800         6,499
        8.125%, 05/21/24                 7,015         7,524
                                                  -----------
                                                      53,766
                                                  -----------
ECUADOR -- 0.6%
   Republic of Ecuador Registered
       12.000%, 11/15/12                   615           624
        9.000%, 08/15/30                 6,620         6,226
                                                  -----------
                                                       6,850
                                                  -----------
EL SALVADOR -- 0.4%
   Republic of El Salvador
        7.750%, 01/24/23                 4,000         4,480
                                                  -----------
INDONESIA -- 0.7%
   Garuda Indonesia (F) (L)
        3.990%, 12/31/07                 1,200         1,032
   Indah Kiat Finance (A) (F) (L)
        4.688%, 04/28/15                 1,397         1,215
        4.688%, 04/28/18                 3,668         2,751
        2.000%, 04/28/24                 2,414           628
   Republic of Indonesia (A)
        7.250%, 04/20/15                 2,380         2,375
                                                  -----------
                                                       8,001
                                                  -----------
KAZAKHSTAN -- 0.1%
   Kazkommerts International (A)
        7.875%, 04/07/14                 1,000         1,054
                                                  -----------
LUXEMBOURG -- 0.3%
   Gaz Capital for Gazprom
     Registered
        8.625%, 04/28/34                 2,890         3,808
                                                  -----------
MACEDONIA -- 0.0%
   Government of Macedonia (F)
        3.653%, 07/13/12                   486           467
                                                  -----------


--------------------------------------------------------------------------------
34    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
MALAYSIA -- 1.1%
   Government of Malaysia
        8.750%, 06/01/09                   800    $      907
        7.500%, 07/15/11                 6,225         7,065
   Petronas Capital
        7.875%, 05/22/22                 3,700         4,593
                                                  -----------
                                                      12,565
                                                  -----------
MEXICO -- 14.4%
   Cornhill, Ser 39 (I) (L)
        0.000%, 01/30/00                 1,650           536
   Cornhill, Ser 46 (I) (L)
        8.626%, 03/02/00                   150            49
   Mexican Bonos
        9.500%, 12/18/14          MXP   44,825         4,401
        9.000%, 12/24/09          MXP  188,106        17,904
   Pemex Project Funding Master
     Trust
        9.500%, 09/15/27 (C)             7,350         9,654
        8.000%, 11/15/11                   500           569
   United Mexican States
       11.375%, 09/15/16 (C)             8,865        13,089
       10.375%, 02/17/09                 4,325         5,055
        8.125%, 12/30/19 (C)            13,350        16,187
        6.625%, 03/03/15 (C)            29,615        32,177
        5.500%, 02/17/20          EUR    2,260         2,985
   United Mexican States MTN
        8.300%, 08/15/31                12,985        16,231
        8.000%, 09/24/22                 1,025         1,246
        6.375%, 01/16/13                21,510        22,887
        5.875%, 01/15/14 (C)            20,714        21,418
                                                  -----------
                                                     164,388
                                                  -----------
NIGERIA -- 0.5%
   Central Bank of Nigeria
        6.250%, 11/15/20                 3,500         3,509
        5.092%, 01/05/10                 2,531           802
   Turanalem Finance
        8.000%, 03/24/14                   450           464
        7.875%, 06/02/10 (A)             1,070         1,126
                                                  -----------
                                                       5,901
                                                  -----------
PANAMA -- 1.9%
   Republic of Panama
        9.625%, 02/08/11                 3,665         4,380
        9.375%, 01/16/23 (C)             1,070         1,351
        9.375%, 04/01/29                 4,100         5,217
        8.875%, 09/30/27 (C)             2,250         2,739
        7.250%, 03/15/15 (C)             3,725         4,060
   Republic of Panama,
     Ser 20YR (F)
        3.750%, 07/17/16                 3,900         3,798
                                                  -----------
                                                      21,545
                                                  -----------


-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
PERU -- 2.6%
   Republic of Peru
        9.875%, 02/06/15 (C)             3,750    $    4,791
        8.750%, 11/21/33                 2,000         2,415
        8.375%, 05/03/16 (C)             1,875         2,194
        7.350%, 07/21/25                 7,485         7,934
   Republic of Peru FLIRB,
     Ser 20YR (F)
        5.000%, 03/07/17                 8,629         8,370
   Republic of Peru,
     Ser 20YR (F)
        5.000%, 03/07/17                 3,948         3,869
                                                  -----------
                                                      29,573
                                                  -----------
PHILIPPINES -- 5.1%
   Republic of Philippines
       10.625%, 03/16/25 (C)            21,245        24,804
        9.500%, 02/02/30 (C)            18,790        20,058
        9.375%, 01/18/17 (C)             7,800         8,551
        9.000%, 02/15/13 (C)               600           643
        8.875%, 03/17/15                   175           186
        8.250%, 01/15/14 (C)             1,950         2,019
        8.000%, 01/15/16                 2,650         2,660
                                                  -----------
                                                      58,921
                                                  -----------
POLAND -- 0.7%
   Government of Poland
        6.000%, 05/24/09          PLZ    7,900         2,542
        5.750%, 03/24/10          PLZ    7,800         2,504
        5.250%, 01/15/14                 2,975         3,059
                                                  -----------
                                                       8,105
                                                  -----------
RUSSIA -- 13.2%
   Russian Federation Registered
       12.750%, 06/24/28                11,280        21,260
       11.000%, 07/24/18                 9,585        14,617
        5.000%, 03/31/30                99,870       114,751
                                                  -----------
                                                     150,628
                                                  -----------
SOUTH AFRICA -- 0.8%
   Republic of South Africa
        9.125%, 05/19/09                 2,325         2,645
        6.500%, 06/02/14                 6,325         6,910
                                                  -----------
                                                       9,555
                                                  -----------
SOUTH KOREA -- 0.1%
   Hynix Semiconductor (L)
        6.500%, 12/31/05       KRW   1,035,000           944
                                                  -----------
TURKEY -- 8.1%
   Republic of Turkey
       16.570%, 01/24/07 (E)   TRL       7,900         4,859
       15.570%, 05/09/07 (E)   TRL      12,900         7,613
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    35

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
       11.875%, 01/15/30 (C)            22,870    $   33,590
       11.750%, 06/15/10                 1,150         1,432
       11.500%, 01/23/12 (C)             9,325        11,936
       11.000%, 01/14/13                 3,095         3,958
        9.500%, 01/15/14 (C)             5,825         7,034
        7.375%, 02/05/25                 3,505         3,522
        7.250%, 03/15/15                 5,025         5,289
        7.000%, 06/05/20                13,515        13,346
                                                  -----------
                                                      92,579
                                                  -----------
UKRAINE -- 1.7%
   Government of Ukraine (A)
        6.875%, 03/04/11                 3,880         4,077
   Government of Ukraine Registered
        7.650%, 06/11/13 (C)             9,560        10,522
        6.875%, 03/04/11                 1,150         1,209
        6.365%, 08/05/09                 3,500         3,810
                                                  -----------
                                                      19,618
                                                  -----------
URUGUAY -- 2.3%
   Republic of Uruguay
       10.500%, 10/20/06        UYU     13,200           670
        9.250%, 05/17/17                 3,175         3,560
        7.875%, 01/15/33                 4,801         4,713
        7.500%, 03/15/15 (C)            17,566        18,005
                                                  -----------
                                                      26,948
                                                  -----------
VENEZUELA -- 4.9%
   Government of Venezuela
       10.750%, 09/19/13                19,090        23,815
        9.375%, 01/13/34                 1,400         1,658
        9.250%, 09/15/27                 8,385         9,919
        8.500%, 10/08/14                 7,693         8,539
        7.650%, 04/21/25                 3,150         3,177
   Government of Venezuela
     Registered
        5.375%, 08/07/10                 3,750         3,653
        4.640%, 04/20/11 (C) (F)         4,870         4,821
   Government of Venezuela,
     Ser A
        6.750%, 03/31/20                   725           730
                                                  -----------
                                                      56,312
                                                  -----------
Total Global Bonds
   (Cost $889,184) ($ Thousands)                     979,741
                                                  -----------

CORPORATE OBLIGATIONS (D) (F) -- 10.3%
UNITED STATES -- 10.3%
   Allstate Life Global
     Funding II, MTN (H)
        3.788%, 10/16/06                 1,637         1,637
   American General Finance (H)
        3.768%, 10/16/06                11,497        11,496


-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   American General Finance MTN,
     Ser F
        5.875%, 07/14/06                   356    $      363
   CCN Bluegrass
        3.859%, 08/18/06                 2,314         2,314
   CIT Group MTN
        3.790%, 05/12/06                 8,898         8,898
        3.714%, 04/19/06                   890           891
   Caterpillar Financial Services
     MTN, Ser F
        3.670%, 07/10/06                 1,780         1,780
   Countrywide Financial Services
     MTN, Ser A
        3.920%, 09/13/06                 6,585         6,585
   Countrywide Home Loans MTN,
     Ser A
        3.760%, 07/31/06                 1,780         1,780
   Countrywide Home Loans MTN,
     Ser M
        3.851%, 11/30/05                 2,278         2,278
        3.760%, 01/31/06                   783           783
   Dekabank (H)
        3.614%, 08/19/06                 6,585         6,583
   Irish Life & Permanent MTN,
     Ser X (H)
        3.812%, 09/21/06                 4,734         4,733
   Islandsbanki (H)
        3.869%, 09/22/06                 3,025         3,025
   Jackson National Life
     Funding (H)
        3.693%, 10/02/06                 7,831         7,831
   K2 LLC MTN (H)
        3.809%, 12/12/05                   214           213
   Liberty Lighthouse US Capital
     MTN (H)
        3.688%, 05/10/06                 3,559         3,557
   Morgan Stanley EXL (H)
        3.670%, 10/03/06                 1,780         1,779
   Morgan Stanley EXL, Ser S (H)
        3.710%, 10/04/06                 1,246         1,246
   Natexis Banques (H)
        3.810%, 10/16/06                 3,470         3,470
   Nationwide Building Society (H)
        4.030%, 07/28/06                 1,780         1,780
        3.689%, 01/06/06                 3,559         3,559
   Nordbank (H)
        3.830%, 09/25/06                 6,051         6,050
   Northern Rock (H)
        3.690%, 10/03/06                 3,666         3,666
   Pacific Life Global Funding (H)
        3.760%, 10/13/06                 2,669         2,669
   Premium Asset Trust,
     Ser 2004-01 (H)
        3.800%, 02/06/06                 3,702         3,705
   Premium Asset Trust,
     Ser 2004-06 (H)
        3.941%, 06/30/06                 3,381         3,384
   Premium Asset Trust,
     Ser 2004-10 (H)
        3.778%, 10/16/06                 4,983         4,983
   SLM EXL, Ser S (H)
        3.768%, 10/16/06                 3,915         3,915
   SLM MTN, Ser X
        3.796%, 10/20/06                 7,119         7,119

--------------------------------------------------------------------------------
36    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                            Shares/Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   Skandinav Enskilda Bank
        3.779%, 10/17/06                 3,915    $    3,915
   White Pine Finance LLC MTN,
     Ser 1 (H)
        3.663%, 11/01/05                 1,566         1,565
                                                  -----------
Total Corporate Obligations
   (Cost $117,552) ($ Thousands)                     117,552
                                                  -----------

LOAN PARTICIPATIONS -- 3.7%
ALGERIA -- 0.2%
   Republic of Algeria
     (Counterparty: Credit
     Suisse First Boston) (F)
        2.813%, 03/04/10                 2,643         2,630
                                                  -----------
ARGENTINA -- 0.4%
   Edesa USD Promissory Notes
     (Counterparty: Bank of
     America) (B) (L)
        0.000%, 12/31/49                 3,300         2,673
   Edesa USD Promissory Notes
     (Counterparty: Citigroup
     Global Markets) (B) (L)
        0.000%, 12/31/49                 2,000         1,620
                                                  -----------
                                                       4,293
                                                  -----------
BRAZIL -- 0.6%
   Global Village Telecom Loan
     (Counterparty: Deutsche
     Bank) (B) (L)
        0.000%, 12/31/49                11,640         6,751
                                                  -----------
INDONESIA -- 0.7%
   Indonesia Standby Loan 94
     (Counterparty: Deutsche
     Bank) (F) (L)
        4.000%, 12/31/49                 6,097         5,579
   PKN Tranche Loan C Equity
     (B) (L)                            24,929            --
   PKN Tranche Loan A
     (Counterparty: Citigroup
     Global Markets) (B) (L)
        0.000%, 06/30/11                 1,533         1,457
   PKN Tranche Loan B
     (Counterparty: Citigroup
     Global Markets) (B (L)
        0.000%, 05/01/11                 4,200           345
   PKN Tranche Loan D Secured
     Short Term, Ser 1
     (Counterparty: Citibank)
     (B) (L)
        0.000%, 11/10/05                   429           427
   PKN Tranche Loan D Secured
     Short Term, Ser 2
     (Counterparty: Citibank)
     (B) (L)
        0.000%, 11/10/05                   461           459
                                                  -----------
                                                       8,267
                                                  -----------


-------------------------------------------------------------
                            Shares/Face Amount   Market Value
Description                  ($ Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
MEXICO -- 0.9%
   Altos Hornos, Promissory Note
     # 5 (I) (L)
        0.000%, 04/29/99                 2,500    $    1,375
   Altos Hornos, Promissory Note
     # 6 (I) (L)
        0.000%, 04/29/99                 2,500         1,375
   Altos Hornos, Promissory Note
     (Counterparty: Deutche
     Bank) (B) (L)
        0.000%, 12/31/49                 4,500         2,610
   Altos Hornos, Tranche A
     (Counterparty: Banc of
     America) (I) (L)
        0.000%, 04/11/04                 6,540         3,924
   Grupo Accerco Del Norte
     (Counterparty: Deutsche Bank)
     (B) (L)
        0.000%, 12/31/49                 7,750           833
                                                  -----------
                                                      10,117
                                                  -----------
MOROCCO -- 0.1%
   Kingdom of Morocco, Ser A
     (Counterparties: Credit
     Suisse First Boston, J.P.
     Morgan, Merrill Lynch) (F)
        3.803%, 01/02/09                 1,273         1,271
                                                  -----------
SINGAPORE -- 0.5%
   C2C Loan (Counterparty:
     Deutsche Bank) (B) (E) (L)
       12.140%, 12/31/10                10,800         5,832
                                                  -----------
THAILAND -- 0.3%
   TPI Equity (Counterparty:
     Banc of America) (L)      THB   7,611,579            --
   TPI Equity (Counterparty:
     Deutsche Bank) (L)        THB   1,812,834            --
   TPI JPY Loan (Counterparty:
     Deutsche Bank) (B) (E) (L)
        2.059%, 12/31/49       JPY     354,231         2,907
                                                  -----------
                                                       2,907
                                                  -----------
Total Loan Participations
   (Cost $31,843) ($ Thousands)                       42,068
                                                  -----------

LOAN TO COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS -- 0.5%
UNITED STATES -- 0.5%
   Loan to Credit Suisse First
     Boston as Collateral
     for Swap Contracts
     Outstanding (K)
        4.107%, 09/20/15          4,350                4,350
        4.107%, 04/10/10          2,000                2,000
                                                  -----------
Total Loan to Counterparty as Collateral for
   Swap Contracts (Cost $6,350) ($ Thousands)          6,350
                                                  -----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    37

SCHEDULE OF INVESTMENTS

September 30, 2005
-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
COMMERCIAL PAPER (D) (E) -- 3.8%
UNITED STATES -- 3.8%
   Altius I Funding
        3.864%, 10/27/05                 5,339    $    5,320
   Arlington Funding
        3.857%, 10/14/05                 3,898         3,891
   Brahms Funding
        3.861%, 10/26/05                 1,424         1,420
   Buckingham
        3.940%, 11/14/05                   649           645
   Cre-8 Funding
        3.908%, 11/01/05                 1,780         1,772
        3.902%, 10/28/05                 3,559         3,549
        3.862%, 10/19/05                 1,780         1,774
        3.762%, 10/07/05                 1,068         1,064
   Davis Square V Funding
        3.934%, 11/02/05                 7,119         7,093
        3.932%, 10/28/05                   356           355
   Main Street Warehouse Funding
        3.881%, 10/24/05                 3,559         3,549
   Rams Funding
        3.879%, 10/18/05                 3,856         3,848
        3.863%, 10/27/05                 3,782         3,769
        3.861%, 10/20/05                 1,217         1,214
        3.861%, 10/19/05                 1,736         1,731
   Rhineland Funding
        4.027%, 11/28/05                   804           799
        3.871%, 10/24/05                 1,356         1,352
                                                  -----------
Total Commercial Paper
   (Cost $43,145) ($ Thousands)                       43,145
                                                  -----------

TIME DEPOSITS -- 4.4%
ROMANIA -- 0.0%
   Abn Amro Bucharest
        6.600%, 02/28/06       ROL   7,116,200           239
                                                  -----------
UNITED STATES -- 4.4%
   Brown Brothers Harriman
        3.310%, 10/03/05                50,319        50,319
                                                  -----------
Total Time Deposits
   (Cost $50,578) ($ Thousands)                       50,558
                                                  -----------

ASSET-BACKED SECURITIES (D) (F) (H) -- 3.2%
UNITED STATES -- 3.2%
   Blue Heron Funding,
     Ser 9A, Cl A1
        3.860%, 02/22/06                 3,559         3,559
   CCN Independence
        3.838%, 07/17/06                 1,246         1,246
   CCN Independence IV
        3.842%, 10/17/05                 1,958         1,958

-------------------------------------------------------------
                                   Face Amount   Market Value
Description                    (Thousands) (1)  ($ Thousands)
-------------------------------------------------------------
   Capital Auto Receivables
     Asset Trust, Ser 2005-SN1A,
     Cl A1
        3.327%, 05/15/06                 3,612    $    3,612
   Cheyne High Grade,
     Ser 2004-1A, Cl A1
        3.780%, 11/10/05                 2,047         2,047
   Commodore, Ser 2003-2A,
     Cl A1MM
        3.914%, 12/12/38                 1,637         1,637
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1
        3.788%, 01/15/06                   470           470
   Duke Funding, Ser 2004-6B,
     Cl A1S1
        3.630%, 10/10/06                 2,670         2,670
   Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE
        3.880%, 06/25/06                 3,559         3,559
   Orchard Structured Finance
     CDO, Ser 2003-1A, Cl A1MM
        3.902%, 11/18/05                 3,132         3,132
   Park Place Securities NIM
     Trust, Ser 2004-MM1,
     Cl AMM2
        3.880%, 11/25/05                 4,213         4,213
   RMAC, Ser 2004-NS3A, Cl A1
        3.728%, 09/12/06                 1,165         1,165
   Saturn Ventures II
        3.749%, 02/07/06                 3,559         3,559
   TIAA Real Estate,
     Ser 2003-1A, Cl A1
        3.868%, 09/28/06                 2,298         2,298
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD
        3.890%, 06/15/06                   890           890
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME
        3.890%, 09/15/06                   534           534
                                                  -----------
Total Asset-Backed Securities
   (Cost $36,549) ($ Thousands)                       36,549
                                                  -----------

MASTER NOTES (D) (F) -- 1.2%
   Bank of America
        4.018%, 10/03/05                 8,899         8,899
   Bear Stearns
        4.113%, 10/03/05                 4,271         4,271
                                                  -----------
Total Master Notes
   (Cost $13,170) ($ Thousands)                       13,170
                                                  -----------

STRUCTURED NOTE -- 0.2%
BRAZIL -- 0.2%
   BRL Structured Note
     (Counterparty: JP Morgan
     Chase Bank NA) (L)
        0.000%, 07/10/10       BRL       7,800         1,848
                                                    --------
Total Structured Note
   (Cost $1,714) ($ Thousands)                         1,848
                                                    --------
--------------------------------------------------------------------------------
38    SEI Institutional International Trust / Annual Report / September 30, 2005

-------------------------------------------------------------
                          Face Amount/Contracts  Market Value
Description                   ($ Thousands) (1) ($ Thousands)
-------------------------------------------------------------
PURCHASED OPTIONS -- 0.1%
   Republic of Argentina, Call,
     Expires 08/15/06, Strike
     Price 30% of Par Claim    EUR   12,000,000   $      550
     Expires 09/22/06, Strike
     Price 30% of Par Claim    EUR   12,000,000          550
                                                  -----------
Total Purchased Options
   (Cost $1,028)                                       1,100
                                                  -----------

OIL-LINKED PAYMENT OBLIGATION -- 0.1%
VENEZUELA -- 0.1%
   Government of Venezuela Par,
     Expires 04/15/20*                       34          956
                                                  -----------
Total Oil-Linked Payment Obligation
   (Cost $0) ($ Thousands)                               956
                                                  -----------

                                     Number of
                                      Warrants
                                     ---------
WARRANTS -- 0.0%
NIGERIA -- 0.0%
   Central Bank of Nigeria,
     Expires 11/15/20 (G)*                2,000           --
                                                  -----------
Total Warrants
   (Cost $0) ($ Thousands)                                --
                                                  -----------

REPURCHASE AGREEMENTS (D) (J) -- 3.8%
   Barclays Capital
     3.840%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $22,312,661
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $3,704,611-
     $14,824,283, 1.875%-7.250%,
     06/15/06-01/15/10; with a total
     market value of $22,771,672)        22,310       22,310

   Deutsche Bank
     3.750%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $17,444,539
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $1,472,932-
     $3,656,987, 0.000%-5.875%,
     10/07/07-09/29/25; with a total
     market value of $17,791,602)        17,443       17,443



-------------------------------------------------------------
                                    Face Amount  Market Value
                              ($ Thousands) (1) ($ Thousands)
-------------------------------------------------------------
   Lehman Brothers
     3.820%, dated 09/30/05, to be
     repurchased on 10/03/05,
     repurchase price $4,805,638
     (collateralized by various U.S.
     Government Obligations, ranging
     in par value $192,205-
     $2,687,099, 0.000%-3.500%,
     08/15/06-04/15/30; with a total
     market value of $4,901,400)          4,805   $    4,805
                                                  -----------
Total Repurchase Agreements
   (Cost $44,558) ($ Thousands)                       44,558
                                                  -----------
Total Investments -- 116.9%
   (Cost $1,235,671) ($ Thousands)                $1,337,595
                                                  -----------

Percentages are based on Net Assets of $1,143,845 ($ Thousands).
* Non-Income Producing Security
(1) In U.S. dollars unless otherwise indicated.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of September 30, 2005, the total value of these securities was $13,226, representing 1.16% of the Fund's net assets.
(B) Security in default on interest payments.
(C) This security or a partial position of this security is on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 was $251,144 ($ Thousands) (See Note 8).
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of September 30, 2005 was $254,974 ($ Thousands) (See Note 8).
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2005.
(G) Security is fair valued at $0 and represents 0.00% of net assets.
(H) This security, which was purchased with cash collateral held from securities lending, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(I) Security in default on interest and principal payments.
(J) Tri-Party Repurchase Agreements.
(K) Cash on loan to swap counterparty as collateral for outstanding swap contracts (See Note 2).
(L) Securities considered illiquid. The total value of such securities as of September 30, 2005 was $48,920 ($ Thousands) and represented 4.28% of Net Assets.
BRL -- Brazilian Real
CDO -- Collateralized Debt Obligation
Cl -- Class
EUR -- Euro
EXL -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
ITL -- Italian Lira
JPY -- Japanese Yen
KRW -- South Korean Won
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NA -- National Association
PZL -- Polish Zloty
ROL -- Romanian Leu
Ser -- Series
THB -- Thailand Baht
TRL -- New Turkish Lira
UYU -- Uruguay Peso
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    39

SCHEDULE OF INVESTMENTS


Emerging Markets Debt Fund (Concluded)
September 30, 2005

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at September 30, 2005 (See Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------------------------------------------------
                                                                                                               Unrealized
                                    Currency to                       Currency to                           Appreciation/
     Settlement                         Deliver                           Receive       Contract Value     (Depreciation)
        Date                        (Thousands)                       (Thousands)        ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
10/04/05-12/23/05        USD             43,903             BRL           107,404              $47,973            $4,070
10/17/05                 USD              4,802             EUR             3,980                4,801                (1)
10/17/05                 USD              7,129             KRW         7,213,100                6,928              (201)
11/07/05                 USD              5,900             MXP            64,064                5,909                 9
11/09/05-01/26/06        USD             13,920             RUB           396,282               13,969                49
10/03/05-11/07/05        USD              5,419             TRL             7,386                5,467                48
06/08/06                 USD              2,200             UAH            11,140                2,146               (54)
10/04/05-12/23/05        BRL             39,955             USD            16,741               17,842            (1,101)
10/17/2005-12/15/05      EUR             10,679             USD            13,090               12,893               197
10/17/05                 JPY            315,880             USD             2,868                2,792                76
10/17/05                 KRW          7,213,100             USD             7,008                6,929                79
11/09/05-01/25/06        RUB            110,000             USD             3,984                3,877               107
                                                                                              --------            ------
                                                                                              $131,526            $3,278
                                                                                              ========            ======

BRL -- Brazilian Real        RUB -- Russian Ruble
EUR -- Euro                  TRL -- New Turkish Lira
JPY -- Japanese Yen          UAH -- Ukraine Hrynai
KRW -- South Korean Won      USD -- U.S. Dollar
MXP -- Mexican Peso




Credit Default Swap Agreements -- The following credit default swap agreements were outstanding at September 30, 2005 See Note 2 in Notes to Financial Statements):

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Notional       Net Unrealized
                                                                                Expiration           Amount         Appreciation
          Description                                                              Date           ($ Thousands)     ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.445% (0.890% per annum) times notional amount of Russian Federation Registered, 4.107%, 09/10/15. Upon a defined credit event Fund pays notional amount and takes
    receipt of a defined deliverable obligation.                                  09/20/15           $4,350              $13
Fund receives semi-annual payment of 0.590% (1.180% per annum)
    times notional amount of Russian Federation Registered, 4.107% 04/15/10.
    Upon a defined credit event Fund pays notional amount and takes
    receipt of a defined deliverable obligation.                                  04/15/10           $2,000               53
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                    $66
===================================================================================================================================






--------------------------------------------------------------------------------
40    SEI Institutional International Trust / Annual Report / September 30, 2005

Statements of Assets and Liabilities ($ Thousands)


September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL   EMERGING MARKETS  INTERNATIONAL FIXED  EMERGING MARKETS
                                                           EQUITY FUND        EQUITY FUND          INCOME FUND         DEBT FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Market Value (Cost $2,978,497,
     $1,002,859, $920,268 and $1,191,113, respectively)     $3,549,616         $1,352,288             $925,573        $1,293,037
   Investments in Affiliated Investment Companies, at
     Market Value (Cost $10,632)                                    --             10,632                   --                --
   Repurchase Agreements, at Market Value (Cost $350,500,
     $42,000, $12,692 and $44,558, respectively)               350,500             42,000               12,692            44,558
   Cash and Cash Collateral Received from Securities Loaned     15,769             14,872               15,042            50,309
   Foreign Currency, at Value (Cost $8,607, $12,260,
     $8,887 and $109, respectively)                              8,652             12,155                8,934               109
   Cash and Foreign Currency Pledged as Collateral for
     Futures Contracts                                              --                 --               11,020                --
   Receivable for Investment Securities Sold                    37,834             12,112               12,075            92,343
   Dividends and Interest Receivable                             8,111              3,878               13,164            12,744
   Receivable for Fund Shares Sold                               2,062              1,934                  315            15,147
   Foreign Tax Reclaim Receivable                                  509                 86                    7                --
   Foreign Currency Receivable                                      --              2,724                   --                --
   Unrealized Gain on Forward Foreign Currency Contracts            --                 --                9,901             4,706
   Unrealized Gain on Spot Contracts                                35                123                8,592             7,434
   Deposits with Brokers for Forward Foreign Currency Contracts     --                 --                   --             5,142
   Unrealized Gain on Swap Contracts                                --                 --                   --                66
   Variation Margin Receivable                                      --                 --                  835                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                              3,973,088          1,452,804            1,018,150         1,525,595
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned                    690,208             74,953               72,628           254,974
   Payable for Investment Securities Purchased                  40,607             16,531               39,482           112,624
   Payable for Fund Shares Redeemed                              3,255              3,009                1,212             3,930
   Unrealized Loss on Forward Foreign Currency Contracts            --                 --               14,370             1,428
   Foreign Currency Payable                                         --                 79                   --                --
   Variation Margin Payable                                        134                 --                  115                --
   Unrealized Loss on Spot Contracts                                49                123                8,581             7,487
   Investment Advisory Fees Payable                              1,328              1,101                  111               360
   Administration Fees Payable                                   1,183                698                  445               584
   Shareholder Servicing Fees Payable                              657                268                  166               225
   Trustees' Fees Payable                                            1                 --                   --                --
   Accrued Expenses                                                390                425                  117               138
   Accrued Foreign Capital Gains Tax Payable                        66              1,115                   --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                           737,878             98,302              137,227           381,750
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                  $3,235,210         $1,354,502             $880,923        $1,143,845
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital                                          $3,031,248         $  928,955             $829,789        $  949,253
   Undistributed Net Investment Income                          38,012              8,381               30,265            35,250
   Accumulated Net Realized Gain (Loss) on Investments        (405,194)            68,855               19,952            54,146
   Net Unrealized Appreciation on Investments                  571,119            349,429                5,305           101,924
   Accumulated Foreign Capital Gains Tax on
     Appreciated Securities                                        (66)            (1,115)                  --                --
   Net Unrealized Appreciation on Futures Contracts                110                 --                  458                --
   Net Unrealized Appreciation on Swap Contracts                    --                 --                   --                66
   Net Unrealized Appreciation (Depreciation) on
     Forward Foreign Currency Contracts, Foreign
     Currencies, and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies                 (19)                (3)              (4,846)            3,206
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                               $3,235,210         $1,354,502             $880,923        $1,143,845
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,227,258,426 / 265,915,418 shares,
   $1,354,502,354 / 84,999,640 shares,
   $880,922,704 / 75,182,986 shares, and
   $1,143,845,394 / 96,868,368 shares, respectively)            $12.14             $15.94               $11.72            $11.81
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($7,951,420 / 656,018 shares)                                $12.12                n/a                  n/a               n/a
----------------------------------------------------------------------------------------------------------------------------------
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    41

Statements of Operations ($ Thousands)


For the year ended September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL            EMERGING        INTERNATIONAL            EMERGING
                                                        EQUITY      MARKETS EQUITY         FIXED INCOME        MARKETS DEBT
                                                          FUND                FUND                 FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                          $ 87,521            $ 38,734              $    --            $    226
   Dividends from Affiliated Investment Companies          319                 142                   --                  --
   Interest                                                971                 342               31,195              65,376
   Income from Security Lending                          2,730                 413                   13                 507
   Less: Foreign Taxes Withheld                         (9,784)             (4,755)                 (67)               (192)
-----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                              81,757              34,876               31,141              65,917
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                             15,072              12,174                1,438               7,589
   Administration Fees                                  13,431               7,536                5,750               5,803
   Shareholder Servicing Fees -- Class A                 7,444               2,899                2,396               2,232
   Shareholder Servicing Fees -- Class I                    17                  --                   --                  --
   Administrative Servicing Fees -- Class I                 17                  --                   --                  --
   Trustee Fees                                             46                  18                   15                  14
   Custodian Fees                                          485                 897                  129                 165
   Printing Fees                                           186                  73                   59                  58
   Professional Fees                                       162                  65                   51                  51
   Proxy Costs                                              70                  26                   23                  20
   Pricing Fees                                             60                  37                   16                  12
   Wire Agent Fees                                          52                  18                   18                  16
   Registration & Filing Fees                               20                   7                   10                  15
   Other Expenses                                           71                  27                   22                  22
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       37,133              23,777                9,927              15,997
-----------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                               --              (1,073)                  --              (3,902)
     Shareholder Servicing Fees - Class A                   --                  --                 (303)                 --
     Fees Paid Indirectly (1)                              (19)                (29)                  --                  --
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         37,114              22,675                9,624              12,095
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   44,643              12,201               21,517              53,822
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FUTURES CONTRACTS, SWAP
   CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
   Net Realized Gain (Loss) from:
     Investments                                       381,250             219,276               19,364              67,107
     Futures Contracts                                   2,672                  --                4,872                  --
     Swaps Contracts                                        --                  --                   --                  12
     Foreign Currency Transactions                      (3,333)                (55)              31,359               3,243
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                       267,990             199,314              (45,068)             32,290
     Futures Contracts                                     218                  --                 (429)                 --
     Swap Contracts                                         --                  --                   --                  66
     Foreign Capital Gains Tax on Appreciated Securities   (66)              1,722                   --                  --
     Foreign Currency Transactions                         (77)                 16               (3,239)              2,993
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS, FUTURES CONTRACTS, SWAP
   CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS         648,654             420,273                6,859             105,711
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $693,297            $432,474              $28,376            $159,533
-----------------------------------------------------------------------------------------------------------------------------

(1) See Note 3 in Notes to Financial Statements.
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
42    SEI Institutional International Trust / Annual Report / September 30, 2005

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INTERNATIONAL                    EMERGING MARKETS
                                                                           EQUITY FUND                        EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          2005          2004              2005             2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $   44,643    $   28,071        $   12,201       $    8,721
   Net Realized Gain from Investment Transactions
     and Futures Contracts                                              383,922       164,799           219,276          230,393
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                   (3,333)          522               (55)          (2,237)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Futures Contracts                                  268,208       276,933           199,314          (19,150)
   Net Change in Accrued Foreign Capital Tax Gains on
     Appreciated Securities                                                 (66)           --             1,722             (295)
   Net Change in Unrealized Appreciation (Depreciation) on
     Forward Foreign Currency Contracts, Foreign Currencies,
     and Translation of Other Assets and Liabilities
     Denominated in Foreign Currencies                                      (77)         (177)               16              (85)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                 693,297       470,148           432,474          217,347
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Class A                                                            (62,768)      (23,802)           (8,705)          (2,380)
     Class I                                                               (121)          (19)               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                      (62,889)      (23,821)           (8,705)          (2,380)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                          586,756       698,545           267,067          308,082
   Reinvestment of Dividends & Distributions                             60,095        22,759             8,400            2,304
   Cost of Shares Redeemed                                             (754,102)     (719,697)         (384,469)        (422,178)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions         (107,251)        1,607          (109,002)        (111,792)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                            2,709         4,430                --               --
   Reinvestment of Dividends & Distributions                                114            19                --               --
   Cost of Shares Redeemed                                               (2,071)       (1,177)               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class I Transactions                         752         3,272                --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions   (106,499)        4,879          (109,002)        (111,792)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                           523,909       451,206           314,767          103,175
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                  2,711,301     2,260,095         1,039,735          936,560
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                       $3,235,210    $2,711,301        $1,354,502       $1,039,735
-----------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT END OF YEAR                                       $   38,012    $   40,534        $    8,381       $    6,058
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                         53,684        73,559            19,952           29,491
   Reinvestment of Distributions                                          5,443         2,458               652              227
   Shares Redeemed                                                      (68,895)      (75,619)          (29,296)         (40,128)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                            (9,768)          398            (8,692)         (10,410)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Shares Issued                                                            248           459                --               --
   Reinvestment of Distributions                                             10             2                --               --
   Shares Redeemed                                                         (189)         (125)               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                                69           336                --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding
     from Share Transactions                                             (9,699)          734            (8,692)         (10,410)
-----------------------------------------------------------------------------------------------------------------------------------
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    43

Statements of Changes in Net Assets ($ Thousands)


For the years ended September 30,

---------------------------------------------------------------------------------------------------------------------------------
                                                                         INTERNATIONAL                   EMERGING MARKETS
                                                                       FIXED INCOME FUND                     DEBT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                         2005          2004              2005             2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                              $  21,517     $  20,576        $   53,822        $  37,616
   Net Realized Gain from Investment Transactions,
     Futures Contracts and Swap Contracts                                24,236        10,050            67,119           25,198
   Net Realized Gain on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                   31,359        56,708             3,243              740
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Futures Contracts and Swap Contracts                  (45,497)       (3,424)           32,356           21,428
   Net Change in Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currencies, and Translation
     of Other Assets and Liabilities Denominated in Foreign Currencies   (3,239)      (19,555)            2,993              257
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                  28,376        64,355           159,533           85,239
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                            (68,523)      (65,737)          (45,621)         (39,072)
   Net Realized Gains:
     Class A                                                             (3,062)      (15,161)          (18,883)         (57,231)
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                    (71,585)      (80,898)          (64,504)         (96,303)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                          295,426       301,318           515,445          338,053
   Reinvestment of Dividends & Distributions                             67,732        77,590            62,023           93,513
   Cost of Shares Redeemed                                             (346,659)     (320,430)         (294,135)        (220,256)
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Capital Share Transactions                16,499        58,478           283,333          211,310
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                (26,710)       41,935           378,362          200,246
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                    907,633       865,698           765,483          565,237
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                        $ 880,923     $ 907,633        $1,143,845        $ 765,483
---------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT END OF YEAR                                        $  30,265     $  50,460        $   35,250        $  30,335
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                         23,879        24,773            46,704           32,923
   Reinvestment of Dividends & Distributions                              5,365         6,398             5,804            9,165
   Shares Redeemed                                                      (28,329)      (26,436)          (26,907)         (21,527)
---------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                               915         4,735            25,601           20,561
---------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
44    SEI Institutional International Trust / Annual Report / September 30, 2005

Financial Highlights


For the years ended September 30, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------------------


                              Net Realized
                                       and                      Distributions
        Net Asset        Net    Unrealized             Dividends         from         Total
           Value, Investment         Gains      Total   from Net     Realized     Dividends  Net Asset            Net Assets
        Beginning     Income      (Losses)       from Investment      Capital           and Value, End   Total End of Period
        of Period     (Loss) on Securities Operations     Income        Gains Distributions  of Period Return+  ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2005    $ 9.81     $0.16(1)     $2.40(1)    $ 2.56     $(0.23)      $   --       $(0.23)     $12.14    26.33%  $3,227,258
   2004      8.20      0.10(1)      1.60(1)      1.70      (0.09)          --        (0.09)       9.81    20.74    2,705,544
   2003      6.93      0.08(1)      1.23(1)      1.31      (0.04)          --        (0.04)       8.20    18.91    2,258,034
   2002      8.25      0.04        (1.34)       (1.30)     (0.02)          --        (0.02)       6.93   (15.79)   1,952,763
   2001     12.33      0.03        (3.73)       (3.70)     (0.07)       (0.31)       (0.38)       8.25   (30.85)   2,365,245

   CLASS I
   2005    $ 9.81     $0.14(1)     $2.38(1)    $ 2.52     $(0.21)      $   --       $(0.21)     $12.12    25.86%  $    7,952
   2004      8.20      0.10(1)      1.58(1)      1.68      (0.07)          --        (0.07)       9.81    20.54        5,757
   2003      6.93      0.09(1)      1.20(1)      1.29      (0.02)          --        (0.02)       8.20    18.65        2,061
   2002(2)   8.97      0.03         (2.07)      (2.04)        --           --           --        6.93   (22.74)         639

EMERGING MARKETS EQUITY FUND
   CLASS A
   2005    $11.10     $0.14(1)     $4.80(1)    $ 4.94     $(0.10)      $   --       $(0.10)     $15.94    44.68%  $1,354,502
   2004      9.00      0.09(1)      2.03(1)      2.12      (0.02)          --        (0.02)      11.10    23.61    1,039,735
   2003      6.53      0.05(1)      2.42(1)      2.47         --           --           --        9.00    37.83      936,560
   2002      6.08      0.01         0.47         0.48      (0.03)          --        (0.03)       6.53     7.78      739,880
   2001      9.19      0.04        (3.15)       (3.11)        --           --           --        6.08   (33.84)   1,010,428

INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2005    $12.22     $0.28(1)     $0.15(1)    $ 0.43     $(0.89)      $(0.04)      $(0.93)     $11.72     3.01%  $  880,923
   2004     12.45      0.28(1)      0.63(1)      0.91      (0.92)       (0.22)       (1.14)      12.22     7.43      907,633
   2003     11.00      0.30(1)      1.53(1)      1.83      (0.33)       (0.05)       (0.38)      12.45    17.05      865,698
   2002     10.12      0.55         0.33         0.88         --           --           --       11.00     8.70      878,082
   2001      9.81      0.33        (0.02)        0.31         --           --           --       10.12     3.16    1,198,644

EMERGING MARKETS DEBT FUND
   CLASS A
   2005    $10.74     $0.66(1)     $1.31(1)    $ 1.97     $(0.63)      $(0.27)      $(0.90)     $11.81    19.34%  $1,143,845
   2004     11.15      0.61(1)      0.77(1)      1.38      (0.66)       (1.13)       (1.79)      10.74    13.97      765,483
   2003      8.12      0.78(1)      3.01(1)      3.79      (0.76)          --        (0.76)      11.15    49.15      565,237
   2002      9.03      0.82        (0.56)        0.26      (0.99)       (0.18)       (1.17)       8.12     2.15      422,130
   2001      9.51      0.94        (0.53)        0.41      (0.89)          --        (0.89)       9.03     4.69      458,950



---------------------------------------------------------------------------
                                        Ratio of
                          Ratio of      Expenses
                       Expenses to    to Average  Ratio of Net
                       Average Net    Net Assets    Investment
            Ratio of        Assets    (Excluding        Income
            Expenses    (Excluding   Waivers and        (Loss) Portfolio
          to Average     Fees Paid     Fees Paid    to Average  Turnover
         Net Assets* Indirectly)** Indirectly)**    Net Assets      Rate
--------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2005       1.24%          1.24%         1.24%         1.50%       80%
   2004       1.26           1.26          1.26          1.06        44
   2003       1.28           1.28          1.32          1.12        87
   2002       1.28           1.28          1.29          0.51        70
   2001       1.28           1.28          1.29          0.36        91

   CLASS I
   2005       1.49%          1.49%         1.49%         1.28%       80%
   2004       1.51           1.51          1.51          1.06        44
   2003       1.53           1.53          1.57          1.15        87
   2002(2)    1.53(3)        1.53(3)       1.54(3)       0.61(3)     70

EMERGING MARKETS EQUITY FUND
   CLASS A
   2005       1.95%          1.96%         2.05%         1.05%       69%
   2004       1.95           1.95          2.12          0.84        88
   2003       1.95           1.95          2.14          0.71        69
   2002       1.95           1.95          2.14          0.08       109
   2001       1.95           1.95          2.13          0.54       126

INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2005       1.00%          1.00%         1.04%         2.24%      145%
   2004       1.00           1.00          1.04          2.27       224
   2003       1.00           1.00          1.06          2.60       216
   2002       1.00           1.00          1.07          2.72       339
   2001       1.00           1.00          1.06          3.13       235

EMERGING MARKETS DEBT FUND
   CLASS A
   2005       1.35%          1.35%         1.79%         6.03%       85%
   2004       1.35           1.35          1.79          5.91        77
   2003       1.35           1.35          1.80          7.98       127
   2002       1.35           1.35          1.79          8.80       140
   2001       1.35           1.35          1.78         10.06       196

 *  Includes Fees Paid Indirectly.
**  See Note 3 in Notes to Financial Statements.
 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) The International Equity Fund Class I shares were offered beginning January 4, 2002.
(3) Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    45

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements
September 30, 2005

1. ORGANIZATION

SEI Institutional International Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: the International Equity Fund, the Tax-Managed International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class Ishares.

As of September 30, 2005, the Tax-Managed International Equity Fund had not yet commenced operations.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event') has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.
--------------------------------------------------------------------------------
46    SEI Institutional International Trust / Annual Report / September 30, 2005

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty to the repurchase agreement.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities are translated at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds do isolate the effect of fluctuations in foreign-currency rates when determining the gain or loss upon sale or maturity of foreign currency-denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign-currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the year ended September 30, 2005. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedule of Investments in the International Equity Fund and the International Fixed Income Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.





--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    47

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. In connection with outstanding credit-default swaps as of September 30, 2005, the Fund has issued a loan in the amount of $6,350,000 to the counterparty as collateral.

STRUCTURED NOTE -- The Emerging Market Debt Fund (the "Fund") has entered into an agreement with JP Morgan Chase (the "Counterparty") which increases the Fund's exposure to the Brazilian debt and currency markets. The Fund paid to the Counterparty an amount equal to the U.S. Dollar equivalent of the market value of certain Brazilian Government Securities of a par amount disclosed on the Schedule of Investments under the heading "Structured Note" on the effective date of the agreement. In return, the Fund is entitled to receive from the Counterparty an amount in U.S. Dollars determined by the exchange rate between the U.S. Dollar and Brazilian Real on the termination date of the agreement, or, alternatively, under accelerated or early termination provisions (available to the Fund at any time prior to the termination date), either, at the option of the fund: a) specified Brazilian Government Securities of an equal aggregate par amount; or b) an amount of Brazilian Reals determined by the exchange rate and current market value of the reference Brazilian Government Securities (or under limited conditions, an equivalent amount in U.S. Dollars as determined by the exchange rate on the optional termination date). The risks involved with this type of transaction include the risk that the Counterparty will not perform under the terms of the agreement, the risk that a liquid market will not exist for this type of instrument, in which case the value that the Fund would receive in the event of the sale of this instrument could significantly differ from that disclosed on the Schedule of Investments, and risks normally associated with investments made in foreign securities markets as disclosed further in Note 6.

OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction,





--------------------------------------------------------------------------------
48 SEI Institutional International Trust / Annual Report / September 30, 2005 including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

DELAYED DELIVERY TRANSACTIONS -- Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typicallyhas a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

CLASSES -- Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.








--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    49

3. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                        0.45%
Emerging Markets Equity Fund                     0.65
International Fixed Income Fund                  0.60
Emerging Markets Debt Fund                       0.65

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion. At September 30, 2005, the Administrator is currently not waiving its fee.
-------------------------------------------------------------------
           International     Emerging   International   Emerging
              Equity     Markets Equity  Fixed Income Markets Debt
               Fund            Fund          Fund         Fund
-------------------------------------------------------------------
Class A        1.28%          1.96%          1.01%        1.36%
Class I        1.53             --             --           --

Prior to July 1, 2005, the expense limitations adopted by the Administrator were as follows:
-------------------------------------------------------------------
           International     Emerging   International   Emerging
              Equity     Markets Equity  Fixed Income Markets Debt
               Fund            Fund          Fund         Fund
-------------------------------------------------------------------
Class A        1.28%           1.95%         1.00%        1.35%
Class I        1.53              --            --           --

During the period expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 17, 2002 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                  0.505%
Emerging Markets Equity Fund               1.050
International Fixed Income Fund            0.150
Emerging Markets Debt Fund                 0.850

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Adviser as presented above.

As of September 30, 2005, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:
-------------------------------------------------------------
                                                     Date of
Investment Sub-Adviser                             Agreement
-------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Alliance Capital Management L.P.                    07/01/03
Capital Guardian Trust Company                      06/29/98
Fisher Investments, Inc.                            07/01/03
Fuller & Thaler Asset Management, Inc.              07/15/05
McKinley Capital Management, Inc.                   07/01/03
Morgan Stanley Investment Management Limited        12/10/03
Quantitative Management Associates LLC              06/30/05

EMERGING MARKETS EQUITY FUND
Alliance Capital Management L.P.                    06/26/02
Citigroup Asset Management Ltd.                     09/30/03
Emerging Markets Management, LLC                    03/11/03
Rexiter Capital Management Limited                  07/15/04
The Boston Company Asset
   Management, LLC                                  09/18/00

INTERNATIONAL FIXED INCOME FUND
Bridgewater Associates, Inc.                        01/05/05
Fischer Francis Trees and Watts, Inc.               12/17/02

EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited               03/17/03
Salomon Brothers Asset
   Management, Inc.                                 06/30/97

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Specific classes of


--------------------------------------------------------------------------------
50    SEI Institutional International Trust / Annual Report / September 30, 2005
certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
---------------------------------------------------------------
                                 Shareholder   Administrative
                               Servicing Fees  Servicing Fees
---------------------------------------------------------------
International Equity Fund
   Class A                            0.25%           --
   Class I                            0.25%         0.25%
Emerging Markets Equity Fund
   Class A                            0.25%           --
International Fixed Income Fund
   Class A                            0.25%           --
Emerging Markets Debt Fund
   Class A                            0.25%           --

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the year ended September 30, 2005, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Distributor as presented above.

For the year ended September 30, 2005, the Distributor retained 100% of both Shareholder Servicing fees, less the waiver, and Administration Servicing fees.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of SIMC or the Administrator. Compensation of affiliated Officers and Trustees is paid by SIMC or the Administrator.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended September 30, 2005, can be found on the Statement of Operations.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturity of securities, other than short-term investments, during the fiscal year ended September 30, 2005, were as follows:
-------------------------------------------------------------
                                  Purchases            Sales
                              ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
International Equity Fund
    US Gov't                     $       --       $       --
    Other                         2,342,390        2,486,152
Emerging Markets Equity Fund
    US Gov't                             --               --
    Other                           778,157          899,345
International Fixed Income Fund
    US Gov't                        120,915          104,684
    Other                           990,026          999,030
Emerging Markets Debt Fund
    US Gov't                             --               --
    Other                           854,841          634,759


5. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to foreign currency gains and losses, passive foreign investment companies gains and losses, equalization, and prior year adjustments. These book/tax differences are either temporary or permanent in nature. To the


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    51
extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts as of September 30, 2005:
--------------------------------------------------------------------------------
                                  Undistributed     Accumulated
                                 Net Investment        Realized         Paid-in-
                                  Income/(Loss)      Gain/(Loss)         Capital
                                  ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund             $ 15,724         $(15,724)        $     --
Emerging Markets Equity Fund            (1,173)         (12,088)          13,261
International Fixed Income Fund         26,811          (32,769)           5,958
Emerging Markets Debt Fund              (3,286)         (10,899)          14,185

The Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:
--------------------------------------------------------------------
                                            Long-Term
                        Ordinary Income  Capital Gain        Totals
                          ($ Thousands) ($ Thousands) ($ Thousands)
--------------------------------------------------------------------
International
   Equity Fund          2005    $62,889      $    --        $62,889
                        2004     23,821           --         23,821
Emerging Markets
   Equity Fund          2005      8,705           --          8,705
                        2004      2,380           --          2,380
International Fixed
   Income Fund          2005     70,687          898         71,585
                        2004     76,253        4,645         80,898
Emerging Markets
   Debt Fund            2005     51,738       12,766         64,504
                        2004     68,148       28,155         96,303

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                  Post                               Total Distributable
              Undistributed Undistributed        Capital       October     Unrealized          Other           Earnings/
                   Ordinary     Long-Term           Loss      Currency  Appreciation/      Temporary        (Accumulated
                     Income  Capital Gain  Carryforwards        Losses (Depreciation)    Differences             Losses)
              ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)  ($ Thousands)       ($ Thousands)
------------------------------------------------------------------------------------------------------------------------
International
   Equity Fund      $72,017      $    --      $(380,448)      $(3,766)       $516,130          $ 29            $203,962
Emerging Markets
   Equity Fund        8,381       78,220             --            --         338,946            --             425,547
International Fixed
   Income Fund       36,650       10,945             --            --           3,539            --              51,134
Emerging Markets
   Debt Fund         55,177       41,052             --            --          98,363            --             194,592


Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

--------------------------------------------------------------------------------------------------------
                                                                          Total Capital    Total Capital
                                                                                   Loss             Loss
                             Expires          Expires          Expires     Carryforward         Utilized
                                2012             2011             2010          9/30/05          9/30/05
                       ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------------------------
International Equity
   Fund                      $22,929         $226,615         $130,904         $380,448         $348,248
Emerging Markets
   Equity Fund                    --               --               --               --          128,103

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 2005 for each Fund is as follows:

-----------------------------------------------------------------------------------
                                          Aggregate       Aggregate
                                              Gross           Gross             Net
                            Federal      Unrealized      Unrealized      Unrealized
                           Tax Cost    Appreciation    Depreciation    Appreciation
                      ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
International Equity
   Fund                  $3,384,011        $620,771      $(104,666)        $516,105

Emerging Markets
   Equity Fund            1,064,856         368,469        (28,405)         340,064

International Fixed
   Income Fund              932,987          29,512        (24,234)           5,278

Emerging Markets
   Debt Fund              1,239,149         104,124         (5,678)          98,446


6. INVESTMENT RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.


--------------------------------------------------------------------------------
52    SEI Institutional International Trust / Annual Report / September 30, 2005

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At September 30, 2005, the total value of these securities represented approximately 9% of the net assets of the Emerging Markets Debt Fund.

Forward foreign currency contracts, futures contracts, and swap agreement contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. LOAN PARTICIPATIONS AND BRADY BONDS

The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed- and floating-rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

8. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate notes, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

9. OTHER

On September 30, 2005, the number of shareholders below held the following percentage of the outstanding shares of the Funds.
---------------------------------------------------------------------------
                                           Number of      % of Outstanding
                                        Shareholders                Shares
---------------------------------------------------------------------------
International Equity Fund, Class A                 1                81.46%
International Equity Fund, Class I                 3                37.95
Emerging Markets Equity Fund, Class A              1                83.24
International Fixed Income Fund, Class A           1                88.40
Emerging Markets Debt Fund, Class A                1                64.48

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.
--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    53

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

The Board has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended September 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, neither the Trust, its portfolios nor anyone on their behalf consulted with KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to replace PricewaterhouseCoopers LLP, the Trust's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended September 30, 2005 and to select KPMG was recommended by the Trust's Audit Committee and approved by the Funds' Board of Trustees. PricewaterhouseCoopers LLP's report on the Trust's financial statements for the fiscal years ended September 30, 2005 and September 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, (i) there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) during the fiscal years ended September 30, 2005 and September 30, 2004 none of the events enumerated in paragraphs (1) (v) (B) through (D) of Item 304 (a) of Regulation S-K occurred. As part of its report dated November 29, 2005 which is filed as an exhibit to the Trust's most recent Form N-SAR filed with the SEC, PricewaterhouseCoopers LLP advised management that management did not maintain effective internal controls over the valuation and reporting of illiquid securities in the Emerging Markets Debt Fund (the "Fund"). Illiquid securites, which comprise approximately 4.3% of net assets of the Fund, were not valued using readily available, current market quotations or by employing a reasonable process for fair valuation at September 30, 2005. This finding did not affect PricewaterhouseCoopers LLP's opinion on these financial statements. The Board's decision to change the Trust's auditors preceded the identification by PricewaterhouseCoopers LLP of the foregoing internal control issue.





--------------------------------------------------------------------------------
54    SEI Institutional International Trust / Annual Report / September 30, 2005

Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholders of SEI Institutional International Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (constituting SEI Institutional International Trust, hereafter referred to as the "Trust") at September 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 29, 2005








--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    55

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
The following chart lists Trustees and Officers as of November 28, 2005.

Set forth below are the names, ages, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

--------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                        NUMBER OF
                                    OFFICE                                        PORTFOLIOS
                                      AND               PRINCIPAL                   IN FUND
     NAME           POSITION(S)    LENGTH OF          OCCUPATION(S)                 COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH       TIME              DURING PAST                 OVERSEEN               HELD BY
    AND AGE           TRUSTS        SERVED 1           FIVE YEARS                 BY TRUSTEE 2            TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman     since 1982     Currently performs various            69      Trustee of The Advisors' Inner
One Freedom           of the                     services on behalf of SEI                     Circle Fund, The Advisors'
Valley Drive,        Board of                    Investments for which Mr.                     Inner Circle Fund II, Bishop
Oaks, PA 19456       Trustees*                   Nesher is compensated.                        Street Funds, Director of
59 yrs. old                                                                                    SEI Global Master Fund, plc, SEI
                                                                                               Global Assets Fund, plc, SEI
                                                                                               Global Investments Fund, plc,
                                                                                               SEI Investments Global, Limited,
                                                                                               SEI Investments -- Global Fund
                                                                                               Services, Limited, SEI
                                                                                               Investments (Europe), Limited,
                                                                                               SEI Investments -- Unit Trust
                                                                                               Management (UK), Limited, SEI
                                                                                               Global Nominee Ltd., SEI
                                                                                               Absolute Return Master Fund,
                                                                                               L.P., SEI Absolute Return Fund,
                                                                                               L.P., SEI Opportunity Master
                                                                                               Fund, L.P., SEI Opportunity
                                                                                               Fund, L.P. and SEI
                                                                                               Multi-Strategy Funds plc.
--------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*     since 1982     Self-employed consultant since        69      Trustee of The Advisors' Inner
1701 Market Street                               2003. Partner, Morgan, Lewis &                Circle Fund, The Advisors'
Philadelphia, PA                                 Bockius LLP (law firm) from 1976              Inner Circle Fund II, Director
19103                                            to 2003, counsel to the Trust,                of SEI Investments since 1974.
65 yrs. old                                      SEI Investments, SIMC, the                    Director of the Distributor
                                                 Administrator and the Distributor.            since 2003. Director of SEI
                                                 Secretary of SEI Investments                  Investments -- Global Fund
                                                 since 1978.                                   Services, Limited, SEI
                                                                                               Investments Global, Limited, SEI
                                                                                               Investments (Europe), Limited,
                                                                                               SEI Investments (Asia), Limited
                                                                                               and SEI Asset Korea Co., Ltd.
--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch      Trustee     since 1982     Retired                               69      Trustee of STI Classic Funds
One Freedom                                                                                    and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
72 yrs. old
--------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee     since 1995     Attorney, sole practitioner           69      Trustee of The Advisors' Inner
One Freedom                                      since 1994. Partner, Dechert                  Circle Fund, The Advisors'
Valley Drive,                                    Price & Rhoads, September 1987-               Inner Circle Fund II,
Oaks, PA 19456                                   December 1993.                                Massachusetts Health and
74 yrs. old                                                                                    Education Tax-Exempt Trust, and
                                                                                               U.S. Charitable Gift Trust.
--------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
 SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
56    SEI Institutional International Trust / Annual Report / September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                 PRINCIPAL                    IN FUND
     NAME             POSITION(S)    LENGTH OF            OCCUPATION(S)                  COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH       TIME                DURING PAST                  OVERSEEN              HELD BY
    AND AGE             TRUSTS        SERVED 1             FIVE YEARS                  BY TRUSTEE 2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr. Trustee     since 1996    Self-Employed Consultant, Newfound        69    Trustee of The Advisors' Inner
One Freedom                                       Consultants Inc. since April 1997.              Circle Fund, The Advisors'
Valley Drive                                                                                      Inner Circle Fund II, State
Oaks, PA 19456                                                                                    Street Navigator Securities
63 yrs. old                                                                                       Lending Trust, SEI Absolute Return
                                                                                                  Master Fund, L.P., SEI Absolute
                                                                                                  Return Fund, L.P., SEI Opportunity
                                                                                                  Master Fund, L.P., and SEI
                                                                                                  Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee     since 1999    Director, Governor's Office of            69    Director, Sonoco, Inc.; Director,
One Freedom`                                      Health Care Reform, Commonwealth of             ExelonCorporation; Trustee,
Valley Drive                                      Pennsylvania since 2003. Founder                Pennsylvania Real Estate
Oaks, PA 19456                                    and Principal, Grecoventures Ltd.               Investment Trust.
59 yrs. old                                       from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee     since 2003    Managing Partner, Cue Capital since       69    SEI Absolute Return Master
One Freedom                                       March 2002, Managing Partner and                Fund, L.P., SEI Absolute Return
Valley Drive,                                     Head of Sales, Investorforce, March             Fund, L.P., SEI Opportunity
Oaks, PA 19456                                    2000-December 2001; Global Partner              Master Fund, L.P., and SEI
48 yrs. old                                       working for the CEO, Invesco Capital,           Opportunity Fund, L.P.
                                                  January 1998-January 2000. Head of
                                                  Sales and Client Services,
                                                  Chancellor Capital and later
                                                  LGT Asset Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams       Trustee     since 2004    Vice President and Chief Investment       69    SEI Absolute Return Master
One Freedom                                       Officer, J. Paul Getty Trust, Non-              Fund, L.P., SEI Absolute Return
Valley Drive,                                     Profit Foundation for Visual Arts,              Fund, L.P., SEI Opportunity
Oaks, PA 19456                                    since December 2002. President,                 Master Fund, L.P., and SEI
58 yrs. old                                       Harbor Capital Advisors and Harbor              Opportunity Fund, L.P.
                                                  Mutual Funds, 2000-2002. Manager,
                                                  Pension Asset Management, Ford
                                                  Motor Company, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President    since 1982    Executive Vice President and              N/A                N/A
One Freedom              & CEO                    President - Asset Management
Valley Drive,                                     Division of SEI Investments since
Oaks, PA 19456                                    1993. Director and President of
54 yrs. old                                       SIMC since 2004. Chief Executive
                                                  Officer of the Administrator and
                                                  Director of the Distributor since
                                                  2003. Executive Vice President of
                                                  SIMC, 1999-2004.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner     Controller    since 2005    Fund Accounting Director of the           N/A                N/A
One Freedom            and Chief                  Administrator, 2005-Present. Fund
Valley Drive,          Financial                  Administration Manager, Old Mutual
Oaks, PA 19456          Officer                   Fund Services, 2000-2005. Chief
35 yrs. old                                       Financial Officer, Controller and
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund, 2004-2005.
                                                  Assistant Treasurer, PBHG Funds
                                                  and PBHG Insurance Series Fund,
                                                  2000-2004. Assistant Treasurer,
                                                  Old Mutual Fund Advisors Fund,
                                                  2004-2005.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto        Vice        since 2002    General Counsel, Vice President           N/A                N/A
One Freedom           President                   and Secretary of SIMC and the
Valley Drive             and                      Administrator since 2004. Vice
Oaks, PA 19456        Secretary                   President and Assistant Secretary
37 yrs. old                                       of SEI Investments since 2001.
                                                  Vice President of SIMC and the
                                                  Administrator since 1999. Assistant
                                                  Secretary of SIMC, the Administrator
                                                  and the Distributor and Vice
                                                  President of the Distributor,
                                                  1999-2003.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    57

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)


------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                   NUMBER OF
                                      OFFICE                                                   PORTFOLIOS
                                        AND                 PRINCIPAL                            IN FUND
     NAME            POSITION(S)     LENGTH OF            OCCUPATION(S)                          COMPLEX      OTHER DIRECTORSHIPS
   ADDRESS,           HELD WITH        TIME                DURING PAST                          OVERSEEN            HELD BY
    AND AGE            TRUSTS         SERVED 1             FIVE YEARS                          BY TRUSTEE 2         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Sofia A. Rosala         Vice         since 2004    Vice President and Assistant Secretary of      N/A                N/A
One Freedom          President                     SIMC and the Administrator since 2005.
Valley Drive            and                        Compliance Officer of SEI Investments
Oaks, PA 19456       Assistant                     September 2001-2004. Account and
31 yrs. old          Secretary                     Product Consultant, SEI Private Trust
                                                   Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson     Vice         since 2004    Vice President and Assistant Secretary of      N/A                N/A
One Freedom          President                     SIMC since 2005. General Counsel,
Valley Drive            and                        Citco Mutual Fund Services, 2003-2004.
Oaks, PA 19456       Assistant                     Vice President and Associate Counsel,
41 yrs. old          Secretary                     OppenheimerFunds, 2001-2003.
                                                   Vice President and Assistant Counsel,
                                                   Oppenheimer Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye            Vice         since 2005    Vice President and Assistant Secretary of      N/A                N/A
One Freedom          President                     SIMC since 2005. Vice President,
Valley Drive            and                        Deutsche Asset Management (2003-2004).
Oaks, PA 19456       Assistant                     Associate, Morgan, Lewis & Bockius LLP
36 yrs. old          Secretary                     (2000-2003). Assistant Vice President,
                                                   ING Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang         Vice         since 2005    Vice President and Assistant Secretary of      N/A                N/A
One Freedom          President                     SIMC since 2005. Counsel, Caledonian
Valley Drive            and                        Bank & Trust's Mutual Funds Group (2004).
Oaks, PA 19456       Assistant                     Counsel, Permal Asset Management
33 yrs. old          Secretary                     (2001-2004).  Associate, Schulte, Roth &
                                                   Zabel's Investment Management Group
                                                   (2000-2001). Staff Attorney, U.S. SEC's
                                                   Division of Enforcement, Northeast Regional
                                                   Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue           Vice         since 2004    Director of Portfolio Implementations for      N/A                N/A
One Freedom          President                     SIMC since 1995. Managing Director
Valley Drive                                       of Money Market Investments for
Oaks, PA 19456                                     SIMC since 2003.
42 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III    Chief        since 2004    Chief Compliance Officer and Assistant         N/A                N/A
One Freedom          Compliance                    Secretary of SIMC since March
Valley Drive           Officer                     2004. First Vice President, Merrill
Oaks, PA 19456                                     Lynch Investment Managers
40 yrs. old                                        (Americas) from 2003-2004. Director,
                                                   Merrill Lynch Investment Managers
                                                   (Americas), 2001-2002. Vice President,
                                                   Merrill Lynch Investment Managers
                                                   (Americas), 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch         Anti-Money      since 2005    Assistant Vice President and Anti-Money        N/A                N/A
One Freedom          Laundering                    Laundering Compliance Coordinator of
Valley Drive         Compliance                    SEI Investments since 2005. Compliance
Oaks, PA 19456         Officer                     Analyst, TD Waterhouse (2004). Senior
27 yrs. old                                        Compliance Analyst, UBS Financial Services
                                                   (2002-2004). Knowledge Management
                                                   Analyst, PriceWaterhouseCoopers Consulting
                                                   (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
 SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.






--------------------------------------------------------------------------------
58    SEI Institutional International Trust / Annual Report / September 30, 2005

SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                      BEGINNING       ENDING                      EXPENSES
                        ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                         VALUE         VALUE         EXPENSE       DURING
                        4/1/05        9/30/05        RATIOS        PERIOD*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00      $1,103.60       1.24%         $ 6.54
Class I               $1,000.00      $1,101.85       1.49%         $ 7.85

HYPOTHETICAL 5% RETURN
Class A               $1,000.00      $1,018.85       1.24%         $ 6.28
Class I               $1,000.00      $1,017.60       1.49%         $ 7.54

--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00      $1,218.70       1.95%         $10.85

HYPOTHETICAL 5% RETURN
Class A               $1,000.00      $1,015.29       1.95%         $ 9.85
--------------------------------------------------------------------------------


                      BEGINNING       ENDING                      EXPENSES
                        ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                         VALUE         VALUE         EXPENSE       DURING
                        4/1/05        9/30/05        RATIOS        PERIOD*
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00      $  958.30       1.00%          $4.91

HYPOTHETICAL 5% RETURN
Class A               $1,000.00      $1,020.05       1.00%          $5.06

--------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00      $1,123.70       1.35%          $7.19

HYPOTHETICAL 5% RETURN
Class A               $1,000.00      $1,018.30       1.35%          $6.83
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    59

SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005


Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory
Agreements (Unaudited)

The SEI Institutional International Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall



--------------------------------------------------------------------------------
60    SEI Institutional International Trust / Annual Report / September 30, 2005
fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the December 9, 2004, March 9, 2005, June 23, 2005, and September 21, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

  o each Fund's investment performance and how it compared to that of other comparable mutual funds;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.



--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    61

SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 2005


PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.







--------------------------------------------------------------------------------
62    SEI Institutional International Trust / Annual Report / September 30, 2005

Notice to Shareholders (Unaudited)


For shareholders that do not have a September 30, 2005 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2005 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 2005 the Funds of the SEI Institutional International Trust are designating the following items with regard to distributions paid during the year:
--------------------------------------------------------------------------------
                                                                     Qualifying
                           Long Term        Ordinary                   Dividend
                       Capital Gains          Income                Income (15%
                       Distributions   Distributions                   Tax Rate
Fund                     (Tax Basis)     (Tax Basis)     Total     for QDI) (1)
--------------------------------------------------------------------------------
International Equity              0%            100%      100%           47.89%

Emerging Markets Equity       44.31%          55.69%      100%           89.76%

International Fixed Income     2.51%          97.49%      100%               0%

Emerging Markets Debt         23.12%          76.88%      100%               0%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended September 30, 2005, the amount of foreign source income and foreign tax credit are as follows:
--------------------------------------------------------------------------------
                                                       Foreign Tax
                                Foreign Source         Credit Pass
Fund                                    Income             Through
--------------------------------------------------------------------------------
 International Equity              $53,453,864          $  454,940
 Emerging Markets Equity            14,086,789           3,897,541


(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.








--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    63

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the SEI Institutional International Trust voted on the proposals listed below. The results of the voting were as follows:


PROPOSAL 1:           To elect Trustees of the Trust

                                                               % OF
                          NUMBER OF                         OUTSTANDING                     % OF SHARES
                           SHARES                              SHARES                          PRESENT
                       ---------------                      -----------                     -----------
Rosemarie B. Greco

Affirmative            259,381,368.116                        50.349%                           98.949%
Withhold                 2,754,416.559                         0.535%                            1.051%

TOTAL                  262,135,784.675                        50.884%                          100.000%

Nina Lesavoy

Affirmative            259,482,370.901                        50.369%                           98.988%
Withhold                 2,653,413.774                         0.515%                            1.012%


TOTAL                  262,135,784.675                        50.884%                          100.000%

James M. Williams

Affirmative            259,565,852.619                        50.385%                           99.020%
Withhold                 2,569,932.056                         0.499%                            0.980%

TOTAL                  262,135,784.675                        50.884%                          100.000%



PROPOSAL 2:           To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

INTERNATIONAL EQUITY FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative            135,608,978.341                        48.717%                           96.007%
Against                    992,254.964                         0.356%                            0.702%
Abstain                  1,864,068.783                         0.670%                            1.320%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative            135,418,258.371                        48.648%                           95.872%
Against                  1,140,413.673                         0.410%                            0.807%
Abstain                  1,906,630.044                         0.685%                            1.350%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative            135,088,443.906                        48.530%                           95.638%
Against                  1,405,826.145                         0.505%                            0.995%
Abstain                  1,971,032.037                         0.708%                            1.396%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

--------------------------------------------------------------------------------
64    SEI Institutional International Trust / Annual Report / September 30, 2005

                                                               % OF
                          NUMBER OF                         OUTSTANDING                     % OF SHARES
                           SHARES                              SHARES                          PRESENT
                       ---------------                      -----------                     -----------
4(d) Fundamental Policy Regarding Lending

Affirmative            135,043,211.952                        48.513%                           95.606%
Against                  1,456,619.885                         0.524%                            1.031%
Abstain                  1,965,470.251                         0.706%                            1.392%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            135,365,447.108                        48.629%                           95.834%
Against                  1,216,022.717                         0.437%                            0.861%
Abstain                  1,883,832.263                         0.677%                            1.334%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative            135,142,395.084                        48.549%                           95.676%
Against                  1,378,639.556                         0.495%                            0.976%
Abstain                  1,944,267.448                         0.699%                            1.377%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            135,298,730.160                        48.605%                           95.787%
Against                  1,211,545.116                         0.435%                            0.858%
Abstain                  1,955,026.812                         0.703%                            1.384%
Broker Non-votes         2,784,326.000                         1.000%                            1.971%

TOTAL                  141,249,628.088                        50.743%                          100.000%

EMERGING MARKETS EQUITY FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative             47,280,221.514                        50.516%                           89.897%
Against                    448,202.001                         0.479%                            0.853%
Abstain                  3,964,181.757                         4.236%                            7.537%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             47,197,191.186                        50.427%                           89.740%
Against                    535,726.935                         0.573%                            1.018%
Abstain                  3,959,687.151                         4.231%                            7.529%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    65

                                                               % OF
                          NUMBER OF                         OUTSTANDING                     % OF SHARES
                           SHARES                              SHARES                          PRESENT
                       ---------------                      -----------                     -----------
4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             47,087,945.170                        50.311%                           89.532%
Against                    639,784.700                         0.683%                            1.216%
Abstain                  3,964,875.402                         4.237%                            7.539%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             47,062,000.670                        50.283%                           89.483%
Against                    647,170.226                         0.691%                            1.230%
Abstain                  3,983,434.376                         4.257%                            7.575%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             47,130,506.197                        50.356%                           89.613%
Against                    601,092.424                         0.642%                            1.143%
Abstain                  3,961,006.651                         4.233%                            7.531%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative             47,136,962.328                        50.363%                           89.625%
Against                    581,126.437                         0.621%                            1.105%
Abstain                  3,974,516.507                         4.247%                            7.557%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             47,106,647.592                        50.331%                           89.567%
Against                    606,080.213                         0.647%                            1.153%
Abstain                  3,979,877.467                         4.253%                            7.567%
Broker Non-votes           900,897.000                         0.963%                            1.713%

TOTAL                   52,593,502.272                        56.193%                          100.000%

INTERNATIONAL FIXED INCOME FUND

4(b) Fundamental Policies Regarding Concentration

Affirmative             35,157,389.491                        46.430%                           88.671%
Against                  3,233,603.385                         4.270%                            8.156%
Abstain                    435,339.000                         0.575%                            1.098%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%





--------------------------------------------------------------------------------
66    SEI Institutional International Trust / Annual Report / September 30, 2005

                                                               % OF
                          NUMBER OF                         OUTSTANDING                     % OF SHARES
                           SHARES                              SHARES                          PRESENT
                       ---------------                      -----------                     -----------
4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             35,044,103.491                        46.280%                           88.386%
Against                  3,312,443.385                         4.375%                            8.354%
Abstain                    469,785.000                         0.620%                            1.185%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             35,024,397.491                        46.254%                           88.336%
Against                  3,336,604.385                         4.407%                            8.415%
Abstain                    465,330.000                         0.614%                            1.174%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             35,119,826.491                        46.380%                           88.577%
Against                  3,251,421.385                         4.294%                            8.200%
Abstain                    455,084.000                         0.601%                            1.148%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             35,166,546.491                        46.442%                           88.694%
Against                  3,209,616.385                         4.239%                            8.095%
Abstain                    450,169.000                         0.594%                            1.135%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             35,191,028.491                        46.474%                           88.756%
Against                  3,192,632.385                         4.216%                            8.052%
Abstain                    442,671.000                         0.585%                            1.117%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             35,094,866.491                        46.347%                           88.514%
Against                  3,264,870.385                         4.312%                            8.234%
Abstain                    466,595.000                         0.616%                            1.177%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%







--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    67

                                                               % OF
                          NUMBER OF                         OUTSTANDING                     % OF SHARES
                           SHARES                              SHARES                          PRESENT
                       ---------------                      -----------                     -----------
4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative             35,166,566.491                        46.442%                           88.694%
Against                  3,254,937.385                         4.298%                            8.210%
Abstain                    404,828.000                         0.535%                            1.020%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             35,176,464.491                        46.455%                           88.719%
Against                  3,233,984.385                         4.271%                            8.157%
Abstain                    415,883.000                         0.549%                            1.048%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             34,537,476.491                        45.611%                           87.108%
Against                  3,863,987.385                         5.103%                            9.745%
Abstain                    424,868.000                         0.561%                            1.072%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             35,125,753.491                        46.388%                           88.591%
Against                  3,285,313.385                         4.339%                            8.286%
Abstain                    415,265.000                         0.548%                            1.047%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             35,250,487.491                        46.553%                           88.906%
Against                  3,162,257.385                         4.176%                            7.976%
Abstain                    413,587.000                         0.546%                            1.043%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative             35,090,779.491                        46.342%                           88.503%
Against                  3,269,511.385                         4.318%                            8.246%
Abstain                    466,041.000                         0.615%                            1.176%
Broker Non-votes           822,803.000                         1.087%                            2.075%

TOTAL                   39,649,134.876                        52.362%                          100.000%





--------------------------------------------------------------------------------
68    SEI Institutional International Trust / Annual Report / September 30, 2005

                                                               % OF
                          NUMBER OF                         OUTSTANDING                     % OF SHARES
                           SHARES                              SHARES                          PRESENT
                       ---------------                      -----------                     -----------
EMERGING MARKETS DEBT FUND

4(b) Fundamental Policies Regarding Concentration

Affirmative             37,834,067.936                        56.060%                           96.653%
Against                    637,471.604                         0.944%                            1.628%
Abstain                    270,771.826                         0.402%                            0.692%
Broker Non-votes           402,078.000                         0.596%                            1.027%

TOTAL                   39,144,389.366                        58.001%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             37,797,026.989                        56.005%                           96.558%
Against                    681,070.855                         1.009%                            1.740%
Abstain                    264,213.522                         0.392%                            0.675%
Broker Non-votes           402,078.000                         0.596%                            1.027%

TOTAL                   39,144,389.366                        58.001%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             37,783,870.468                        55.985%                           96.524%
Against                    685,623.241                         1.016%                            1.752%
Abstain                    272,817.657                         0.405%                            0.696%
Broker Non-votes           402,078.000                         0.596%                            1.027%

TOTAL                   39,144,389.366                        58.001%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             37,812,861.626                        56.028%                           96.598%
Against                    662,915.732                         0.983%                            1.694%
Abstain                    266,534.008                         0.395%                            0.680%
Broker Non-votes           402,078.000                         0.596%                            1.027%

TOTAL                   39,144,389.366                        58.001%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             38,065,873.919                        56.403%                           97.245%
Against                    402,659.726                         0.597%                            1.028%
Abstain                    273,777.721                         0.406%                            0.700%
Broker Non-votes           402,078.000                         0.596%                            1.027%

TOTAL                   39,144,389.366                        58.001%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             37,816,164.725                        56.033%                           96.607%
Against                    667,071.914                         0.989%                            1.704%
Abstain                    259,074.727                         0.384%                            0.662%
Broker Non-votes           402,078.000                         0.596%                            1.027%

TOTAL                   39,144,389.366                        58.001%                          100.000%




--------------------------------------------------------------------------------
SEI Institutional International Trust / Annual Report / September 30, 2005    69

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST ANNUAL REPORT SEPTEMBER 30, 2005





Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER






INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS


[BACKGROUND GRAPHIC OMITTED]


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-018 (9/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two years, the aggregate fees for which PricewaterhouseCoopers LLP (PwC) billed the Trust for services rendered to the Trust were as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were              did not require                     were              did not require
                                      pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit      $115,710                N/A         $0                $104,520                N/A         $0
         Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-     $0                $34,645(4)        $0                $0                $268,657(3)       $0
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax Fees   $0                $0                $0                $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All        $0                $0                $0                $0                $0                $0
         Other
         Fees(2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided PwC in connection with statutory and regulatory filings.
   (2) Non-audit fees include amounts related to advisory services provided for an analysis of expense classifications for the registrant and advisory services provided for benchmarking and best practice study results for Mutual Fund operations.
   (3) Includes fees for: examination of the design of SEI's Anti Money Laundering Program framework; 404 Readiness Assistance for SEI; and procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for the SEI Funds.
   (4)   Includes fees for 404 Readiness Assistance for SEI.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            ------------------------- ----------------- ----------------
                                            2005             2004
            ------------------------- ----------------- ----------------
            Audit-Related Fees               0%               0%

            ------------------------- ----------------- ----------------
            Tax Fees                         0%               0%

            ------------------------- ----------------- ----------------
            All Other Fees                   0%               0%

            ------------------------- ----------------- ----------------

(f)      Not Applicable

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h)      Not Applicable



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, and except as discussed below, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. In connection with its audit of the Trust's financial statements for the period ended September 30, 2005, PricewaterhouseCoopers LLP has advised management that management did not maintain effective internal control over the valuation and reporting of illiquid securities in the SEI Institutional International Trust Emerging Markets Debt Fund. PricewaterhouseCoopers LLP's internal control report, which discussed this matter, is filed as an Exhibit to the Trust's most recent Form N-SAR.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional International Trust


By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           ---------------------------------
                                           Edward D. Loughlin, President & CEO


Date: December 2, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           ----------------------------------
                                           Edward D. Loughlin, President & CEO
Date: December 2, 2005


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           ----------------------------------
                                           Stephen F. Panner, Controller & CFO

Date: December 2, 2005

* Print the name and title of each signing officer under his or her signature.